File No. 811-5017

File No. 33-11466

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 50

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 50

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas	66202-4200
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Kristen A. Richards,

6300 Lamar Avenue,

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on April 30, 2010 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

DECLARATION REQUIRED BY RULE 24f-2 (a)(1)

The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant’s fiscal year ended December 31, 2009 will be filed on or about March 25, 2010.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

Domestic Equity Portfolios

Ivy Funds VIP Core Equity

Ivy Funds VIP Dividend Opportunities

Ivy Funds VIP Growth

Ivy Funds VIP Micro Cap Growth

Ivy Funds VIP Mid Cap Growth

Ivy Funds VIP Small Cap Growth

Ivy Funds VIP Small Cap Value

Ivy Funds VIP Value

Fixed Income Portfolios

Ivy Funds VIP Bond*

Ivy Funds VIP High Income

Global/International Portfolios

Ivy Funds VIP International Growth

Ivy Funds VIP International Core Equity**

Specialty Portfolios

Ivy Funds VIP Asset Strategy

Ivy Funds VIP Balanced

Ivy Funds VIP Energy

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Real Estate Securities

Ivy Funds VIP Science and Technology

Money Market Portfolio

Ivy Funds VIP Money Market

Ivy Funds VIP Pathfinder Portfolios

Ivy Funds VIP Pathfinder Aggressive

Ivy Funds VIP Pathfinder Moderately Aggressive

Ivy Funds VIP Pathfinder Moderate

Ivy Funds VIP Pathfinder Moderately Conservative

Ivy Funds VIP Pathfinder Conservative

*	Effective April 1, 2010, Ivy Funds VIP Mortgage Securities merged into Ivy Funds VIP Bond.
**	Effective April 30, 2010, the name of the Portfolio was changed from Ivy Funds VIP International Value to Ivy Funds VIP International Core Equity.

PROSPECTUS

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

888-WADDELL

April 30, 2010

Ivy Funds Variable Insurance Portfolios (formerly, Ivy Funds Variable Insurance Portfolios, Inc.) (Trust) is a management investment company, commonly known as a mutual fund, that has twenty-four separate portfolios (each, a Portfolio, and collectively, the Portfolios), each with separate objectives and investment policies.

This Prospectus contains concise information about the Portfolios of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (collectively, Policies) offered by certain select insurance companies (Participating Insurance Companies). This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

2

3

Ivy Funds VIP Core Equity

Objective

To seek capital growth and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities, primarily in common stocks of large cap domestic and foreign companies with dominant market positions in their industries. Large cap companies typically are companies with market capitalizations of at least $8 billion. The Portfolio invests in securities that have the potential for capital appreciation, or that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, expects to resist market decline. Although the Portfolio typically invests in large companies, it may invest in securities of any size company. The Portfolio also may invest up to 25% of its net assets in foreign securities.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. It attempts to select securities with growth and income possibilities by looking at many factors that may include a company’s projected long-term earnings power compared to market expectations over a multi-year horizon, competitive position in the global economy, history of improving sales and profits, management strength, leadership position in its industry, stock price value, and dividend payment history.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or the prospect of continued dividend payments or has performed below WRIMCO’s expectations regarding its long-term earnings potential. WRIMCO also may sell a security if the issuer’s competitive advantage has diminished, to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objectives. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

•

Growth Stock Risk. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

•	Large Company Risk. A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 17.59% (the third quarter of 2009) and the lowest quarterly return was -20.48% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Core Equity	24.02%	3.30%	0.97%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.47%	0.42%	-0.96%
Lipper Variable Annuity Large-Cap Core Funds Universe Average (net of fees and expenses)	27.80%	0.24%	-0.47%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Erik R. Becker, Vice President of WRIMCO, has managed the Portfolio since July 2006 and Gustaf C. Zinn, Vice President of WRIMCO, has managed the Portfolio since July 2006.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Dividend Opportunities

Objective

To seek to provide total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily in large cap, high-quality companies that are often market leaders in their industry with established operating records that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes may accelerate or growth their dividend payout ratio and also demonstrate favorable prospects for total return. Under normal market conditions, the Portfolio invests at least 80% of its net assets in dividend-paying equity securities of domestic and, to a lesser extent, foreign companies which may include without limitation dividend-paying common stocks, preferred stocks or convertible preferred stocks. Although the Portfolio invests primarily in large cap companies (typically, companies with capitalizations of at least $8 billion), it may invest in companies of any size.

The Portfolio primarily focuses on companies with high dividend yields that are, in the opinion of WRIMCO, relatively safe, with above-average market yield that WRIMCO expects will continue to grow their dividend, that pay a small dividend, but could grow their dividend over the next few years, and that pay no dividend, but may initiate a dividend.

Generally, in determining whether to sell a security, WRIMCO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

•

Growth Stock Risk. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

•	Large Company Risk. A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Effective July 31, 2008, the Portfolio changed its investment objective from seeking to provide income and long-term capital growth to seeking to provide total return.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 13.11% (the second quarter of 2009) and the lowest quarterly return was -21.43% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	Life of Portfolio
Shares of Ivy Funds VIP Dividend Opportunities	17.88%	2.93%	4.06%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on December 31, 2003.)	28.43%	0.79%	2.49%
Lipper Variable Annuity Equity Income Funds Universe Average (net of fees and expenses) (Index comparison begins on December 31, 2003.)	23.06%	0.31%	2.46%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

David P. Ginther, Senior Vice President of WRIMCO, has managed the Portfolio since December 2003.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Growth

Objective

To seek capital growth, with current income as a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its primary objective by investing primarily in a diversified portfolio of common stocks issued by higher-quality, growth-oriented large to mid-cap sized domestic and, to a lesser extent, foreign companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes have appreciation possibilities. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. Although WRIMCO anticipates the majority of the Portfolio’s investments to be in large-cap companies (typically, companies with market capitalizations of at least $8 billion), the Portfolio may invest in companies of any size.

WRIMCO primarily utilizes a bottom-up strategy in selecting securities for the Portfolio and seeks companies that have dominant market positions and established competitive advantages. WRIMCO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

WRIMCO attempts to focus on companies with sustainable competitive advantages in their industries and also considers: the company’s market position, product line, technological position, profit margins and prospects for sustainability and/or increased earnings; the quality of management; the short-term and long-term outlook for the industry; and changes in economic and political conditions.

WRIMCO also may analyze the demands of investors for the security relative to its price. WRIMCO may select a security when it anticipates a development or identifies a catalyst that might have an effect on the value of the security.

In general, WRIMCO may sell a security when, in WRIMCO’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. WRIMCO also may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objectives. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•

Growth Stock Risk. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

•	Large Company Risk. A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 14.28% (the fourth quarter of 2001) and the lowest quarterly return was -20.44% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Growth	27.07%	3.55%	0.34%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	37.21%	1.64%	-3.97%
Lipper Variable Annuity Large-Cap Growth Funds Universe Average (net of fees and expenses)	37.97%	1.22%	-2.73%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Daniel P. Becker, Senior Vice President of WRIMCO, has managed the Portfolio since June 2006 and Philip J. Sanders, Senior Vice President of WRIMCO, has managed the Portfolio since August 1998.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Micro Cap Growth

Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of primarily domestic and, to a lesser extent, foreign micro cap companies. Micro cap companies typically are companies with market capitalizations below $1 billion. The Portfolio’s investment in equity securities may include common stocks that are part of initial public offerings, or IPOs. The Portfolio primarily invests in common stock but also may invest in preferred stock and securities convertible into equity securities.

In selecting equity securities for the Portfolio, Wall Street Associates, LLC (WSA), the Portfolio’s investment subadvisor, utilizes a bottom-up stock selection process and seeks to invest in securities of companies that it believes exhibit extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision.

Generally, in determining whether to sell a security, WSA uses the same type of analysis that it uses in buying securities. For example, WSA may sell a security if it determines that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when more attractive investment opportunities arise, when WSA believes a company’s valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Portfolio’s holding in that security or its exposure to a particular sector, or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•

Growth Stock Risk. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

•

Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Portfolio’s performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Portfolio grows. The Portfolio may experience a decline in its income due to falling interest rates.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Micro-Cap Growth Portfolio (predecessor fund) which was reorganized as the W&R Target Micro Cap Growth Portfolio on September 22, 2003. On July 31, 2008, the name of the Portfolio was changed to Ivy Funds VIP Micro Cap Growth. The Portfolio would have had substantially similar annual returns and would have differed from the Advantus Micro Cap Growth Portfolio only to the extent that the Portfolio had different expenses. Performance prior to September 22, 2003 has not been restated to reflect the estimated annual operating expenses of the Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 38.37% (the second quarter of 2003) and the lowest quarterly return was -34.64% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Micro Cap Growth	41.29%	1.19%	-3.35%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	34.45%	0.84%	-1.37%
Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)	39.15%	-3.15%	NA %
Lipper Variable Annuity Small-Cap Growth Funds Universe Average (net of fees and expenses)	35.86%	1.04%	-0.67%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO) and sub-advised by Wall Street Associates, LLC (WSA).

Portfolio Manager

The WSA Investment Team is primarily responsible for the day-to-day management of the Fund. The WSA Investment Team consists of William Jeffery III, President and Chief Investment Officer of WSA, who has co-managed the Portfolio since the inception of the predecessor fund in October 1997, Kenneth F. McCain, Executive Vice President of WSA, who has co-managed the Portfolio since the inception of the predecessor fund in October 1997, Paul J. Ariano, Senior Vice President of WSA, who has co-managed the Portfolio since January 2005, Paul K. LeCoq, Senior Vice President of WSA, who has co-managed the Portfolio since January 2005, and Carl Wiese, Senior Vice President of WSA, who has co-managed the Portfolio since January 2005.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Mid Cap Growth

Objective

To seek to provide growth of your investment.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily in common stocks of domestic and, to a lesser extent, foreign mid cap companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes offer above-average growth potential. Under normal market conditions, the Portfolio invests at least 80% of its net assets in the securities of mid-cap companies, which typically are companies with market capitalizations that may range between $1 billion and $18 billion, yet often do not exceed $9 billion in capitalization.

In selecting securities for the Portfolio, WRIMCO emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain growth; stable and consistent revenue, earnings and cash flow; market potential; and profit potential.

Generally, in determining whether to sell a security, WRIMCO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•

Growth Stock Risk. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Mid Size Company Risk– Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.43% (the second quarter of 2009) and the lowest quarterly return was -22.11% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009

	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Mid Cap Growth (began on 4-28-05)	46.66%	7.24%
Russell Mid-Cap Growth Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on April 30, 2005.)	46.29%	3.84%
Lipper Variable Annuity Mid-Cap Growth Funds Universe Average (net of fees and expenses) (Index comparison begins on April 30, 2005.)	43.51%	3.92%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Kimberly A. Scott, Senior Vice President of WRIMCO, has managed the Portfolio since April 2005.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Small Cap Growth

Objective

To seek growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies typically are companies with market capitalizations below $3.5 billion. The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting securities for the Portfolio, Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, utilizes a bottom-up stock picking process that focuses on companies it believes have long-term growth potential with superior financial characteristics and, therefore, are believed by WRIMCO to be of a higher quality than many other small cap companies. WRIMCO may look at a number of factors regarding a company, such as: aggressive or creative, yet strong, management; technological or specialized expertise; new or unique products or services; entry into new or emerging industries; growth in earnings/growth in sales/positive cash flows; and security size and liquidity.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•

Growth Stock Risk. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

•

Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Portfolio’s performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Portfolio grows. The Portfolio may experience a decline in its income due to falling interest rates.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Small Company Risk. Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 24.14% (the second quarter of 2009) and the lowest quarterly return was -21.73% (the third quarter of 2001).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Small Cap Growth	34.72%	1.98%	1.41%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	34.45%	0.84%	-1.37%
Lipper Variable Annuity Small-Cap Growth Funds Universe Average (net of fees and expenses)	35.86%	1.04%	-0.67%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Kenneth G. McQuade, Vice President of WRIMCO, has managed the Portfolio since March 2006.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Small Cap Value

Objective

To seek long-term accumulation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily in various types of equity securities of small cap companies. Under normal market conditions, at least 80% of the Portfolio’s net assets will be invested, at the time of purchase, in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies typically are companies with market capitalizations below $3.5 billion. These equity securities will consist primarily of common stocks, some of which may be offered in initial public offerings (IPOs).

In selecting securities for the Portfolio, Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, emphasizes a bottom-up approach that focuses on securities that, in WRIMCO’s opinion, have favorable prospects but low to moderate expectations implicit in the stock price. WRIMCO may look at a number of factors in its consideration of a security, such as: the “intrinsic value” of the company in comparison to its stock price; historical and projected financial performance; free cash flow generation; industry characteristics and potential; market conditions; competitive strategy; management history; and the financial condition of the company.

“Intrinsic value” is the perceived realizable market value, determined through WRIMCO’s analysis of a company’s financial statements and an estimate of the present value of future cash flows.

Generally, in determining whether to sell a security, WRIMCO considers many factors, including realized valuation, deterioration in fundamentals, change in management or strategy, macro factors, or loss-limit strategies. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Small Company Risk. Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

•

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO, undervalued. The value of a security believed by WRIMCO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Small Company Value Portfolio which was reorganized as the W&R Target Small Cap Value Portfolio on September 22, 2003. The Portfolio changed its name to Ivy Funds VIP Small Cap Value effective July 31, 2008. The Portfolio would have had substantially similar annual returns and would have differed from the Advantus Small Company Value Portfolio only to the extent that the Portfolio had different expenses. Performance prior to September 22, 2003 has not been restated to reflect the estimated annual operating expenses of the Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

State Street Research & Management served as the investment subadvisor to Ivy Funds VIP Small Cap Value until January 31, 2005, when BlackRock Financial Management, Inc. became the Portfolio’s investment subadvisor. From January 20, 2006 to March 24, 2008, BlackRock Capital Management, Inc., an affiliate of BlackRock Financial Management, Inc., served as the Portfolio’s investment subadvisor. On March 24, 2008, WRIMCO, the Portfolio’s investment manager, assumed direct investment management responsibilities for the Portfolio.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 22.17% (the second quarter of 2003) and the lowest quarterly return was -27.13% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Small Cap Value	29.15%	2.16%	8.52%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	20.53%	-0.04%	8.28%
Lipper Variable Annuity Small-Cap Value Funds Universe Average (net of fees and expenses)	30.59%	1.09%	7.88%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Matthew T. Norris, Senior Vice President of WRIMCO, has managed the Portfolio since April 1, 2010.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Value

Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing in the common stocks of primarily large-cap, under-valued domestic and, to a lesser extent, foreign companies. The Portfolio seeks to invest in stocks that are, in the opinion of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Portfolio generally invests in large-cap companies (typically, companies with market capitalizations of at least $8 billion), it may invest in securities of any size company. The Portfolio seeks to be diversified across economic sectors in an effort to manage risk.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. In general, in selecting securities for the Portfolio, WRIMCO evaluates market risk, interest rate trends and the economic climate. It then considers numerous factors in its analysis of individual issuers and their stocks, which may include: intrinsic value of the company not reflected in the stock price, historical earnings growth, future expected earnings growth, company’s position in its industry, industry conditions, competitive strategy, management capabilities, free cash flow potential, and internal or external catalysts for change.

WRIMCO will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO’s expectations. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•	Large Company Risk. A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO, undervalued. The value of a security believed by WRIMCO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.05% (the third quarter of 2009) and the lowest quarterly return was -18.24% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	Life of Portfolio
Shares of Ivy Funds VIP Value	26.64%	0.83%	3.36%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on April 30, 2001.)	19.68%	-0.25%	2.20%
Lipper Variable Annuity Large-Cap Value Funds Universe Average (net of fees and expenses) (Index comparison begins on April 30, 2001.)	23.20%	-0.44%	0.83%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Matthew T. Norris, Senior Vice President of WRIMCO, has managed the Portfolio since July 2003.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Bond

Objective

To seek a reasonable return with emphasis on preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management Fees	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily in domestic and, to a lesser extent, foreign debt securities usually of investment grade, including bonds rated BBB or higher by Standard & Poor’s (S&P) or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, to be of comparable quality. During normal market conditions, the Portfolio invests at least 80% of its net assets in bonds, including corporate bonds, mortgage-backed securities, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), and other asset-backed securities. The Portfolio has no limitations regarding the maturity, duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in securities of companies of any size.

In selecting debt securities for the Portfolio, WRIMCO initially utilizes a top-down viewpoint by looking at broad economic and financial trends in an effort to anticipate their impact on the bond market and then considers yield and relative safety of a security. WRIMCO also may look at many other factors, including the issuer’s past, present and estimated future: financial strength; cash flow; management; borrowing requirements; and responsiveness to changes in interest rates and business conditions. As well, WRIMCO may consider the maturity of the obligation and the size or nature of the bond issue.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a holding if the issuer’s financial strength weakens and/or the yield and relative safety of the security decline. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objectives. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or investor perceptions about the company.

•	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

•

Extension Risk. A rise in interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage-backed securities and lengthening the average life of such security. This could cause their value to decline more than other fixed-income securities.

•

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

•

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s portfolio and the Portfolio may not perform as well as other similar mutual funds.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Mortgage-Backed Securities Risk. Mortgage-backed securities are subject to prepayment risk. When interest rates decline, unscheduled payments can be expected to accelerate, and the Fund may be required to reinvest the proceeds of the payments at the lower interest rates then available. Unscheduled payments would also limit the potential for capital appreciation on mortgage-backed securities.

•

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Portfolio, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

•

U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 4.76% (the third quarter of 2001) and the lowest quarterly return was -2.45% (the second quarter of 2004).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Bond	7.16%	3.77%	5.29%
Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes)	5.07%	5.23%	6.47%
Lipper Variable Annuity Corporate Debt Funds A-Rated Universe Average (net of fees and expenses)	13.75%	3.55%	5.40%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Mark Otterstrom, Senior Vice President of WRIMCO, has managed the Portfolio since August 2008.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP High Income

Objective

To seek, as its primary objective, a high level of current income. As a secondary objective, the Portfolio seeks capital growth when consistent with its primary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objectives by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers, the risks of which are, in the judgment of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, consistent with the Portfolio’s objectives. The Portfolio may invest in fixed-income securities of any maturity and in companies of any size. The Portfolio invests primarily in lower quality bonds, which include bonds rated BBB or below by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio may invest an unlimited amount of its total assets in junk bonds, which include bonds rated BB or below by S&P or comparably rated by another NRSRO or, if unrated determined by WRIMCO to be of comparable quality; however, the Portfolio is generally more conservatively structured and typically invested in higher-quality securities than other mutual funds in its category.

WRIMCO may look at a number of factors in selecting securities for the Portfolio, including with the economic environment, interest rate trends and industry fundamentals as well as analysis of the company’s fundamentals, including: financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving debt to cash ratios, potential to improve credit standing, and a strong, defensible market position.

Generally, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example, WRIMCO may sell a holding if the issuer’s financial strength declines, or is anticipated to decline, to an unacceptable level, or if management of the company weakens. WRIMCO may sell a security if the competitive conditions of a particular industry have increased, and it believes the Portfolio should, therefore, reduce its exposure to such industry. WRIMCO also may sell a security if, in WRIMCO’s opinion, the price of the security has risen to reflect the company’s improved creditworthiness and other investments with greater potential exist. WRIMCO may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objectives. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or investor perceptions about the company.

•	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

•

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

•

Low-rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Portfolio’s returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

•

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s portfolio and the Portfolio may not perform as well as other similar mutual funds.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Portfolio, resulting in the Portfolio reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 16.61% (the second quarter of 2009) and the lowest quarterly return was -16.50% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP High Income	46.42%	6.10%	5.50%
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)	55.19%	5.98%	6.60%
Lipper Variable Annuity High Current Yield Funds Universe Average (net of fees and expenses)	43.48%	4.19%	4.60%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

William M. Nelson, Senior Vice President of WRIMCO, has managed the Portfolio since January 1999.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP International Growth

Objective

To seek, as a primary objective, long-term appreciation of capital. As a secondary objective, the Portfolio seeks current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objectives by investing primarily in common stocks of foreign companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes have the potential for long-term growth represented by economic expansion within a country or region, and represented by the restructuring and/or privatization of particular industries. The Portfolio emphasizes growth stocks, which are securities of companies whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio primarily invests in issuers of developed countries, with an emphasis on issuers or companies located in Continental Europe, the United Kingdom and Japan. The Portfolio may invest in companies of any size.

WRIMCO utilizes a research-based investment process that blends top-down global economic analysis with bottom-up stock selection. After identifying promising opportunities around the world, WRIMCO seeks strong companies in industries which it believes are growing faster than their underlying economies. WRIMCO may look at a number of factors in selecting securities for the Portfolio, including: a company’s competitive position and its sustainability, a company’s growth and earnings potential and valuation, a company’s financials, including cash flow and balance sheet, management of the company, strength of the industry, and applicable economic, market and political conditions of the country in which the company is located.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

The Portfolio may, but is not required to, use a range of derivative investment techniques in seeking to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objectives. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

•

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

•

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

•

Growth Stock Risk. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 19.56% (the second quarter of 2009) and the lowest quarterly return was -21.32% (the third quarter of 2008).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP International Growth	26.89%	4.64%	-1.40%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	29.36%	3.65%	-1.31%
Lipper Variable Annuity International Growth Funds Universe Average (net of fees and expenses)	38.44%	5.07%	0.30%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

F. Chace Brundige, Vice President of WRIMCO, has managed the Portfolio since January 2009.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP International Core Equity

(formerly, Ivy Funds VIP International Value)

Objective

To seek long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily in equity securities of small, medium and large-sized foreign companies and governmental agencies. The Portfolio primarily invests in common stock but may also invest in foreign investment-grade debt securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets in foreign equity securities and at least 65% of its total assets in issuers of at least three foreign countries.

In selecting equity securities for the Portfolio, Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, performs a bottom-up, value-oriented company-by-company analysis, rather than focusing on a specific industry or economic sector. WRIMCO employs a long-term approach and concentrates on the market price of a company relative to its view regarding the company’s long-term earnings, asset value and cash flow potential. WRIMCO also considers a company’s historical value measures, including price/earnings ratios, profit margins and asset value.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, to reduce the Portfolio’s holding in that security, or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

•

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of a Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

•

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

•

Growth Stock Risk. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO, undervalued. The value of a security believed by WRIMCO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus International Stock Portfolio which was reorganized as the W&R Target International II Portfolio on September 22, 2003. Effective December 1, 2004, the name of the Portfolio changed to International Value Portfolio. Effective July 31, 2008, the name of the Portfolio changed to Ivy Funds VIP International Value. Effective, April 30, 2010, the name of the Portfolio changed to Ivy Funds VIP International Core Equity. The Portfolio would have had substantially similar annual returns and would have differed from the Advantus International Stock Portfolio only to the extent that the Portfolio had different expenses. Performance prior to September 22, 2003 has not been restated to reflect the estimated annual operating expenses of the Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 25.64% (the second quarter of 2009) and the lowest quarterly return was -23.85% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP International Value	36.96%	4.60%	5.19%
MSCI AC World ex U.S.A. Index (reflects no deduction for fees, expenses or taxes)	41.45%	5.83%	2.71%
Lipper Variable Annuity International Value Funds Universe Average (net of fees and expenses)	31.78%	2.87%	2.59%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

John C. Maxwell, Senior Vice President of WRIMCO, has managed the Portfolio since May 2009.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Asset Strategy

Objective

To seek high total return over the long term.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments of issuers located around the world, and precious metals.

•

“Stocks” include equity securities of all types, although Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth, while growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio may invest in the securities of any size company.

•

“Bonds” include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Portfolio’s total assets, of high-yield/high-risk bonds, or junk bonds, which include bonds rated BB or below by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by WRIMCO to be of comparable quality.

•	“Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.

•	Within each of these investment types, the Portfolio may invest in domestic and foreign securities; the Portfolio may invest up to 100% of its total assets in foreign securities.

WRIMCO may allocate the Portfolio’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. WRIMCO may exercise a flexible strategy in the selection of securities, and the Portfolio is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization or industry sector. The Portfolio may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions. Subject to liquidity requirements, the Fund also may invest up to 25% of its total assets in precious metals.

The Portfolio may invest in any market that WRIMCO believes can offer a high probability of return or, alternatively, can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, WRIMCO makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe. After determining allocations, WRIMCO seeks attractive opportunities within each market.

Generally, in determining whether to sell a security, WRIMCO considers many factors, which may include a deterioration in a company’s fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, as well as company-specific factors, such as reduced pricing power, diminished market opportunity, or increased competition. WRIMCO also may sell a security if the price of the security reaches what WRIMCO believes is fair value, to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

WRIMCO may, when consistent with the Portfolio’s investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). WRIMCO may use derivatives to seek to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Portfolio.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•

Commodities Risk. Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Portfolio’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Portfolio may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

•

Derivatives Risk. A derivative is a financial instrument whose value is “derived,” in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. A principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO, as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

•

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

•

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

•

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

•

Growth Stock Risk. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

•

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 15.83% (the third quarter of 2005) and the lowest quarterly return was -18.60% (the third quarter of 2008).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Asset Strategy	25.04%	14.83%	11.13%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.47%	0.42%	-0.96%
Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes)	5.07%	5.23%	6.47%
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes)	0.32%	3.43%	3.21%
Lipper Variable Annuity Flexible Portfolio Funds Universe Average (net of fees and expenses)	18.44%	3.11%	5.68%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Michael L. Avery, Chief Investment Officer and Executive Vice President of WRIMCO, has managed the Portfolio since January 1997 and Ryan F. Caldwell, Vice President of WRIMCO, has managed the Portfolio since January 2007.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Balanced

Objectives

To seek, as a primary objective, to provide current income to the extent that, in the opinion of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, market and economic conditions permit. As a secondary objective, the Portfolio seeks long-term appreciation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its equity investments, the Portfolio invests primarily in medium to large, well-established companies that usually issue dividend-paying securities. The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income. In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities. The majority of the Portfolio’s debt securities are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB or higher by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of the debt securities in which it may invest, nor on the size of companies in which it may invest. The Portfolio may invest in both domestic and, to a lesser extent, foreign securities.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. For equity investments, WRIMCO typically uses a bottom-up approach and looks for undervalued companies whose asset value or earnings power, WRIMCO believes, is not reflected in the price of the stock. WRIMCO also considers a company’s potential for dividend growth, its relative strength in earnings, its management and improving fundamentals, and the condition of the respective industry. In selecting debt securities for the Portfolio, WRIMCO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security or a debt security, WRIMCO uses the same analysis as identified above in order to determine if the equity security is still undervalued. In determining whether to sell a debt security, WRIMCO will consider whether the security continues to maintain its minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income, to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objectives. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

•

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Portfolio, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 9.31% (the third quarter of 2009) and the lowest quarterly return was -10.91% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Balanced	13.23%	3.50%	3.58%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.47%	0.42%	-0.96%
Citigroup Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	4.46%	4.83%	6.43%
Lipper Variable Annuity Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	24.27%	2.21%	1.84%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Cynthia P. Prince-Fox, Senior Vice President of WRIMCO, has managed the Portfolio since July 1994.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Energy

Objective

To seek to provide long-term capital appreciation

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective of long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets in securities of companies within the energy sector, which includes all aspects of the energy industry, including exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources. These companies may include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Portfolio invests in securities of companies across the capitalization spectrum and in companies domiciled throughout the world, including, potentially, companies domiciled or traded in emerging markets. The Portfolio may invest up to 100% of its total assets in foreign securities.

Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, uses an investment style that focuses on both growth and value characteristics of companies where energy is believed to be a factor in the investment outlook and success of that company. WRIMCO focuses on traditional companies that are producing and distributing energy for today, as well as those companies that are discovering sources of energy that will carry the world into the future. WRIMCO considers many factors in selecting companies for the Portfolio, which may include the valuation, operating history, capital, financials, business model and management of a company.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has become undervalued and/or whether the prospects of the issuer have deteriorated. WRIMCO may also sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•

Concentration Risk. Because the Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market.

•

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

•

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

•

Growth Stock Risk. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 23.73% (the second quarter of 2008) and the lowest quarterly return was -33.43% (the third quarter of 2008).

Average Annual Total Returns

as of December 31, 2009

	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Energy (began on 5-1-06)	40.48%	1.77%
S&P 1500 Energy Sector Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on April 30, 2006.)	16.41%	1.85%
Lipper Variable Annuity Natural Resources Funds Universe Average (net of fees and expenses) (Index comparison begins on April 30, 2006.)	50.06%	1.75%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

David P. Ginther, Senior Vice President of WRIMCO, has managed the Portfolio since May 2006.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Global Natural Resources

Objective

To seek to provide long-term growth. Any income realized will be incidental.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity securities of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, “natural resources” generally include: energy (such as utilities, producers/developers, refiners, service/drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

The Portfolio’s investment subadvisor, Mackenzie Financial Corporation (Mackenzie), uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers or positions that are based on anticipated commodity price trends. The Portfolio seeks to be diversified internationally, and therefore, Mackenzie invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Portfolio’s assets in North America, international exposure may exceed 50% of the Portfolio’s total assets. Exposure to companies in any one particular foreign country other than Canada is typically less than 20% of the Portfolio’s total assets. The Portfolio also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining to sell a security, Mackenzie considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth, and the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund’s holding in that security, or to raise cash.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to gain exposure to industry subsectors or specific companies, or to enhance liquidity and alter risk/reward parameters in implementing portfolio strategies.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•

Commodities Risk. Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Portfolio’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Portfolio may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•

Concentration Risk. Because the Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market.

•

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

•

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

•

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

•

Growth Stock Risk. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general

•

Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 31.63% (the second quarter of 2009) and the lowest quarterly return was -41.06% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009

	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Global Natural Resources (began on 4-28-05)	73.64%	9.35%
Morgan Stanley Commodity Related Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on April 30, 2005.)	52.35%	15.13%
Lipper Variable Annuity Natural Resources Funds Universe Average (net of fees and expenses) (Index comparison begins on April 30, 2005.)	50.06%	12.58%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO) and sub-advised by Mackenzie Financial Corporation (Mackenzie).

Portfolio Manager

Frederick Sturm, Senior Vice President of Mackenzie, has managed the Fund since April 2005.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Real Estate Securities

Objective

To seek total return through a combination of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests, under normal market conditions, at least 80% of its net assets in the real estate or real estate-related industries. “Real estate” securities include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. “Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Portfolio invests in the securities of domestic and, to a lesser extent, foreign issuers. The Portfolio may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations.

Most of the Portfolio’s real estate securities portfolio consists of securities issued by real estate investment trusts (REITs) and real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages or shares issued by other REITs. A REOC is a corporation or partnership (or an entity treated as such) that invests in real estate, mortgages or shares issued by REITs, but may also engage in related or unrelated businesses.

The Portfolio focuses on growth-oriented companies with value characteristics. The Portfolio’s investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), utilizes a bottom-up fundamental stockpicking approach in selecting securities for investment by the Portfolio, which may include consideration of factors such as an issuer’s financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition. The Portfolio then invests in those issuers that Advantus Capital determines have potential for long-term sustainable growth in earnings, or those trading at discounts to the underlying value of assets owned.

Advantus Capital considers various indicators in determining to sell a security, which may include the following: target valuation is reached and operating performance is not sustainable, company fundamentals have deteriorated or do not meet expectations, and economics, financial market or sector of the real estate industry has weakened.

Advantus Capital may also sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objectives. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•

Concentration Risk. Because the Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Portfolio, resulting in the Portfolio reinvesting in securities with lower yields, which may cause a decline in its income.

•	REIT-Related Risk. The value of the Portfolio’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds.

•

REOC-Related Risk. A REOC is similar to an equity REIT in that it is a company that owns and operates commercial real estate, but unlike a REIT it has the freedom to reinvest all its funds from operations back into the company and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, and there is no minimum restriction on the number of owners or limits on ownership concentration. The value of the Portfolio’s REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, a corporate REOC does not have the favorable tax treatment that is accorded a REIT.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 29.85% (the third quarter of 2009) and the lowest quarterly return was -36.77% (the fourth quarter of 2008).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	Life of Portfolio
Shares of Ivy Funds VIP Real Estate Securities (began on 5-27-04)	23.62%	-0.88%	4.35%
Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on May 31, 2004.)	29.22%	-0.23%	4.57%
Lipper Variable Annuity Real Estate Funds Universe Average (net of fees and expenses) (Index comparison begins on May 31, 2004.)	31.12%	0.21%	5.03%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO) and sub-advised by Advantus Capital Management, Inc. (Advantus Capital).

Portfolio Managers

Joseph R. Betlej, Vice President and Investment Officer of Advantus Capital has managed the Portfolio since May 2004 and Lowell. R. Bolken, Associate Portfolio Manager with Advantus Capital, has managed the Portfolio since April 2006.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Science and Technology

Objective

To seek long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of domestic and foreign science and technology companies. Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Portfolio may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size, and may invest without limitation in foreign securities.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Portfolio. These may include but are not limited to the following regarding a company: growth potential, earnings potential, quality of management, industry position/market size potential and applicable economic and market conditions.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. WRIMCO may also sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

•

Concentration Risk. Because the Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market.

•

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

•

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the domestic markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

•

Growth Stock Risk. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 15.59% (the fourth quarter of 2001) and the lowest quarterly return was -19.39% (the second quarter of 2000).

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Science and Technology	43.84%	8.39%	1.82%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	63.19%	3.75%	-6.59%
Lipper Variable Annuity Science & Technology Funds Universe Average (net of fees and expenses)	57.34%	3.14%	-5.01%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Zachary H. Shafran, Senior Vice President of WRIMCO, has managed the Portfolio since February 2001.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Money Market

Objective

To seek maximum current income consistent with stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	%
Total Annual Portfolio Operating Expenses	%

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a requisite nationally recognized statistical rating organization (NRSRO), as defined in Rule 2a-7 (Rule 2a-7) under the Investment Company Act of 1940, as amended (1940 Act), or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, to be of comparable quality. The Portfolio seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and the Portfolio invests only in securities with a remaining maturity of not more than 397 calendar days.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity and yield, and as well the industry sector of the issuer of the security.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objectives. These include:

•	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or investor perceptions about the company.

•	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

•

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.

•

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s portfolio and the Portfolio may not perform as well as other similar mutual funds.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds. These events have also decreased liquidity in some markets and may continue to do so.

•

Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding bonds held by the Portfolio, resulting in the Portfolio reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 1.48% (the third quarter of 2000) and the lowest quarterly return was 0.09% (the third quarter of 2003). As of December 31, 2009 the 7-day yield was 0.36%. Yields are computed by annualizing the average daily dividend per share during the time period for which the yield is presented.

Average Annual Total Returns

as of December 31, 2009

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Money Market	1.02%	2.92%	2.63%
Lipper Variable Annuity Money Market Funds Universe Average (net of fees and expenses)	0.19%	2.87%	2.70%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Mira Stevovich, Vice President of WRIMCO, has managed the Portfolio since May 1998.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Pathfinder Aggressive

Objective

To seek maximum growth of capital consistent with a more aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. Please see the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses (Underlying Funds)%
Total Annual Portfolio Operating Expenses[1]	%

[1]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses (Underlying Funds).

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Portfolios of the Ivy Funds Variable Insurance Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective, Ivy Funds VIP Pathfinder Aggressive allocates its assets among the asset classes below so that approximately 50-60% of the value of the Portfolio’s assets is in the U.S. stocks class, approximately 25-35% of the Portfolio’s assets is in the international stocks class, and approximately 10-20% of the Portfolio’s assets is in the bonds class. Ivy Funds VIP Pathfinder Aggressive implements this allocation by investing primarily in the Underlying Funds shown below. The Portfolio’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		50-60%
Ivy Funds VIP Dividend Opportunities	0-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Value	0-10%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Real Estate Securities	0-10%
International Stocks		25-35%
Ivy Funds VIP International Growth	10-20%
Ivy Funds VIP International Value	10-20%
Bonds		10-20%
Ivy Funds VIP Bond	10-20%
Short-Term Investments		0-10%
Ivy Funds VIP Money Market	0-10%
TOTAL ALLOCATION		100%

These allocations are projections only and may be changed by WRIMCO from time to time. Actual allocations are not limited to the ranges shown, and ranges may vary from those shown above. WRIMCO monitors Ivy Funds VIP Pathfinder Aggressive’s holdings and cash flow and will periodically adjust the Portfolio’s asset allocation to realign it with the Portfolio’s risk profile and investment strategies. WRIMCO evaluates Ivy Funds VIP Pathfinder Aggressive’s asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of WRIMCO. WRIMCO applies a long-term investment horizon with respect to Ivy Funds VIP Pathfinder Aggressive; therefore, allocation changes may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.

By owning shares of the Underlying Funds, the Portfolio indirectly holds a well-diversified mixture of both growth-oriented and value-oriented domestic and international stocks and, to a lesser extent, a mixture of investment grade and non-investment grade corporate bonds and U.S. government securities, and money market instruments. Although the majority of the Portfolio’s indirect stock holdings are of domestic and foreign large cap companies, the Portfolio is likely to have potentially significant exposure to mid cap companies and small cap companies. Large cap companies typically are companies with market capitalizations of at least $8 billion. Mid cap companies typically are companies with market capitalizations that range between $1 billion and $18 billion. Small cap companies typically are companies with market capitalizations below $3.5 billion.

Ivy Funds VIP Pathfinder Aggressive is intended for aggressive investors comfortable with incurring the risk associated with growth investing in a high percentage of stocks, including international stocks, investors with long-term time horizons or investors who want to maximize long-term returns and who have a higher tolerance for possible short-term losses.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio or any Underlying Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•

Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the Underlying Funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards Underlying Funds that invest in stocks, both domestic and international, including mid cap and small cap stocks, the Portfolio is more subject to the risks associated with those investments.

•

Equity Funds Risk. The Portfolio invests in equity funds, for which the principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market.

The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements. Foreign company stock investments can be affected by changes in currency or exchange rates, which can erode market gains or widen market losses. Other reasons for volatility of foreign company markets range from a lack of reliable company information to the risk of political upheaval.

•

Bond Funds Risk. The principal risks that may be encountered by the Portfolio’s investments in bond funds are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).

•

Investment Company Securities Risk. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

•

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s portfolio and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace Underlying Funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 12.72% (the second quarter of 2009) and the lowest quarterly return was -6.34% (the first quarter of 2009).

Average Annual Total Returns

as of December 31, 2009

	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Pathfinder Aggressive (began 03-04-08)	23.32%	-3.36%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	26.47%	-6.94%
Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	5.07%	5.25%
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	0.32%	1.46%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Michael L. Avery, Chief Investment Officer and Executive Vice President of WRIMCO, has managed the Portfolio since March 2008.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Pathfinder Moderately Aggressive

Objective

To seek growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. Please see the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses (Underlying Funds)%
Total Annual Portfolio Operating Expenses[1]	%

[1]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses (Underlying Funds).

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Portfolios of the Ivy Funds Variable Insurance Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objectives, Ivy Funds VIP Pathfinder Moderately Aggressive allocates its assets among the asset classes below so that approximately 45-55% of the value of the Portfolio’s assets is in the U.S. stocks class; approximately 20-30% of the Portfolio’s assets is in the international stocks class; 15-25% is in the bonds class and 5-15% in the short- term investments class to reduce volatility. Ivy Funds VIP Pathfinder Moderately Aggressive implements this allocation by investing primarily in the Underlying Funds shown below. The Portfolio’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		45-55%
Ivy Funds VIP Dividend Opportunities	15-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Value	0-10%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Real Estate Securities	0-10%
International Stocks		20-30%
Ivy Funds VIP International Growth	10-20%
Ivy Funds VIP International Value	10-20%
Bonds		15-25%
Ivy Funds VIP Bond	15-25%
Short-Term Investments		5-15%
Ivy Funds VIP Money Market	5-15%
TOTAL ALLOCATION		100%

These allocations are projections only and may be changed by WRIMCO from time to time. Actual allocations are not limited to the ranges shown, and ranges may vary from those shown above. WRIMCO monitors Ivy Funds VIP Pathfinder Moderately Aggressive’s holdings and cash flow and will periodically adjust the Portfolio’s asset allocation to realign it with the Portfolio’s risk profile and investment strategies. WRIMCO evaluates Ivy Funds VIP Pathfinder Moderately Aggressive’s asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of WRIMCO. WRIMCO applies a long-term investment horizon with respect to Ivy Funds VIP Pathfinder Moderately Aggressive; therefore, allocation changes may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.

By owning shares of the Underlying Funds, the Portfolio indirectly holds a well-diversified mixture of both growth-oriented and value-oriented domestic and international stocks and, to a lesser extent, a mixture of investment grade and non-investment grade corporate bonds and U.S. government securities and money market instruments. Although the majority of the Portfolio’s indirect stock holdings are of domestic and foreign large cap companies, the Portfolio is likely to have some exposure to mid cap and small cap companies.

Ivy Funds VIP Pathfinder Moderately Aggressive is intended for investors who want to maximize returns over the long term but who have a tolerance for possible short-term losses or who are looking for some additional diversification.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio or any Underlying Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objectives. These include:

•

Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the Underlying Funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid cap stocks, as well as bonds, the Portfolio is more subject to the risks associated with those investments.

•

Equity Funds Risk. The Portfolio invests in equity funds, for which the principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market.

The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements. Foreign company stock investments can be affected by changes in currency or exchange rates, which can erode market gains or widen market losses. Other reasons for volatility of foreign company markets range from a lack of reliable company information to the risk of political upheaval.

•

Bond Funds Risk. The principal risks that may be encountered by the Portfolio’s investments in bond funds are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).

•

Investment Company Securities Risk. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

•

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s portfolio and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace Underlying Funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 11.31% (the second quarter of 2009) and the lowest quarterly return was -5.61% (the first quarter of 2009).

Average Annual Total Returns

as of December 31, 2009

	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Pathfinder Moderately Aggressive (began 03-04-08)	20.70%	-1.71%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	26.47%	-6.94%
Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	5.07%	5.25%
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	0.32%	1.46%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Michael L. Avery, Chief Investment Officer and Executive Vice President of WRIMCO, has managed the Portfolio since March 2008.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Pathfinder Moderate

Objective

To seek a high level of total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. Please see the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses (Underlying Funds)%
Total Annual Portfolio Operating Expenses[1]	%

[1]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses (Underlying Funds).

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Portfolios of the Ivy Funds Variable Insurance Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective, Ivy Funds VIP Pathfinder Moderate allocates its assets among the asset classes below so that approximately 40-50% of the value of the Portfolio’s assets is in the U.S. stocks class; 15-25% of its assets is in the international stocks class; 20-30% of the value of its assets is in the bonds class and 10-20% of the value of its assets is in the short-term investments class to add income and reduce volatility. Ivy Funds VIP Pathfinder Moderate implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Moderate’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		40-50%
Ivy Funds VIP Dividend Opportunities	15-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Value	0-10%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Real Estate Securities	0-10%
International Stocks		15-25%
Ivy Funds VIP International Growth	5-15%
Ivy Funds VIP International Value	5-15%
Bonds		20-30%
Ivy Funds VIP Bond	20-30%
Short-Term Investments		10-20%
Ivy Funds VIP Money Market	10-20%
TOTAL ALLOCATION		100%

These allocations are projections only and may be changed by WRIMCO from time to time. Actual allocations are not limited to the ranges shown and ranges may vary from those shown above. WRIMCO monitors Ivy Funds VIP Pathfinder Moderate’s holdings and cash flow and will periodically adjust the Portfolio’s asset allocation to realign it with the Portfolio’s risk profile and investment strategies. WRIMCO evaluates Ivy Funds VIP Pathfinder Moderate’s asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of WRIMCO. WRIMCO applies a long-term investment horizon with respect to Ivy Funds VIP Pathfinder Moderate; therefore, allocation changes may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.

By owning shares of the Underlying Funds, the Portfolio indirectly holds a well-diversified mixture of both growth-oriented and value-oriented, primarily large cap, domestic and, to a lesser extent, international stocks, as well as a mixture of investment grade and non-investment grade corporate bonds, U.S. government securities and money market instruments.

Ivy Funds VIP Pathfinder Moderate is intended for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both growth and income, who have a longer time horizon, or who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio or any Underlying Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•

Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the Underlying Funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid cap stocks, as well as bonds and short term instruments, the Portfolio is more subject to the risks associated with those investments.

•

Equity Funds Risk. The Portfolio invests in equity funds, for which the principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market.

The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements. Foreign company stock investments can be affected by changes in currency or exchange rates, which can erode market gains or widen market losses. Other reasons for volatility of foreign company markets range from a lack of reliable company information to the risk of political upheaval.

•

Bond Funds Risk. The principal risks that may be encountered by the Portfolio’s investments in bond funds are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).

•

Investment Company Securities Risk. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

•

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s portfolio and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace Underlying Funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 9.62% (the third quarter of 2009) and the lowest quarterly return was -4.63% (the first quarter of 2009).

Average Annual Total Returns

as of December 31, 2009

	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Pathfinder Moderate (began 03-04-08)	17.95%	-2.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	26.47%	-6.94%
Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	5.07%	5.25%
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	0.32%	1.46%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Michael L. Avery, Chief Investment Officer and Executive Vice President of WRIMCO, has managed the Portfolio since March 2008.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Pathfinder Moderately Conservative

Objective

To seek a high level of total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. Please see the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses (Underlying Funds)%
Total Annual Portfolio Operating Expenses[1]	%

[1]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses (Underlying Funds).

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Portfolios of the Ivy Funds Variable Insurance Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Pathfinder Moderately Conservative allocates its assets among the asset classes below so that approximately 25-35% of the value of the Portfolio’s assets is in the bonds class, 35-45% in the U.S. stocks class, 15-25% in the short term investments class, and 10-20% in the international stocks class. The Portfolio’s allocation is principally weighted towards bond investments and short-term investments while including stock investments for long-term growth. Ivy Funds VIP Pathfinder Moderately Conservative implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Moderately Conservative’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		35-45%
Ivy Funds VIP Dividend Opportunities	10-20%
Ivy Funds VIP Growth	5-15%
Ivy Funds VIP Value	0-10%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Real Estate Securities	0-10%
International Stocks		10-20%
Ivy Funds VIP International Growth	5-15%
Ivy Funds VIP International Value	5-15%
Bonds		25-35%
Ivy Funds VIP Bond	25-35%
Short-Term Investments		15-25%
Ivy Funds VIP Money Market	15-25%
TOTAL ALLOCATION		100%

These allocations are projections only and may be changed by WRIMCO from time to time. Actual allocations are not limited to the ranges shown and ranges may vary from those shown above. WRIMCO monitors Ivy Funds VIP Pathfinder Moderately Conservative’s holdings and cash flow and will periodically adjust the Portfolio’s asset allocation to realign it with the Portfolio’s risk profile and investment strategies. WRIMCO evaluates Ivy Funds VIP Pathfinder Moderately Conservative’s asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of WRIMCO. WRIMCO applies a long-term investment horizon with respect to Ivy Funds VIP Pathfinder Moderately Conservative; therefore, allocation changes may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.

By owning shares of the Underlying Funds, the Portfolio indirectly holds a diversified mixture of stocks of domestic and, to a lesser extent, foreign companies that typically are large cap; the Portfolio also indirectly holds a mixture of investment grade corporate bonds, U.S. government securities and, to a lesser extent, a mixture of non-investment grade corporate bonds and money market instruments.

Ivy Funds VIP Pathfinder Moderately Conservative is intended for investors who have a lower tolerance for risk and whose primary goal is income, who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio or any Underlying Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•

Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the Underlying Funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid cap stocks, as well as bonds and short term instruments, the Portfolio is more subject to the risks associated with those investments.

•

Equity Funds Risk. The Portfolio invests in equity funds, for which the principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market.

The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements. Foreign company stock investments can be affected by changes in currency or exchange rates, which can erode market gains or widen market losses. Other reasons for volatility of foreign company markets range from a lack of reliable company information to the risk of political upheaval.

•

Bond Funds Risk. The principal risks that may be encountered by the Portfolio’s investments in bond funds are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).

•

Investment Company Securities Risk. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

•

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s portfolio and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace Underlying Funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 8.25% (the third quarter of 2009) and the lowest quarterly return was -3.92% (the first quarter of 2009).

Average Annual Total Returns

as of December 31, 2009

	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Pathfinder Moderately Conservative (began 03-12-08)	15.12%	-0.43%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	26.47%	-6.94%
Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	5.07%	5.25%
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	0.32%	1.46%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Michael L. Avery, Chief Investment Officer and Executive Vice President of WRIMCO, has managed the Portfolio since March 2008.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

Ivy Funds VIP Pathfinder Conservative

Objective

To seek a high level of total return consistent with a conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. Please see the Policy prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses (Underlying Funds)%
Total Annual Portfolio Operating Expenses[1]	%

[1]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses (Underlying Funds).

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, and then redeem all of your shares at the end of those periods, (b) your investment has a 5% return each year, and (c) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Portfolios of the Ivy Funds Variable Insurance Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was -% of the average value of its portfolio.

Principal Investment Strategies

Ivy Funds VIP Pathfinder Conservative allocates its assets among the asset classes below so that approximately 20-30% of the value of the Portfolio’s assets is in the short term investments class; 30-40% is in the bonds class; 30-40% of the value of the Portfolio’s assets is in the U.S. stocks class (with stocks of various capitalization levels, but primarily large cap stocks); and 5-15% is in the international stocks class. The Portfolio’s allocation primarily focuses on bonds and short-term investments while including stock investments for long-term growth. Ivy Funds VIP Pathfinder Conservative implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Conservative’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		30-40%
Ivy Funds VIP Dividend Opportunities	10-20%
Ivy Funds VIP Growth	5-15%
Ivy Funds VIP Value	0-10%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Real Estate Securities	0-10%
International Stocks		5-15%
Ivy Funds VIP International Growth	0-10%
Ivy Funds VIP International Value	0-10%
Bonds		30-40%
Ivy Funds VIP Bond	30-40%
Short-Term Investments		20-30%
Ivy Funds VIP Money Market	20-30%
TOTAL ALLOCATION		100%

These allocations are projections only and may be changed by WRIMCO from time to time. Actual allocations are not limited to the ranges shown and ranges may vary from those shown above. WRIMCO monitors Ivy Funds VIP Pathfinder Conservative’s holdings and cash flow and will periodically adjust the Portfolio’s asset allocation to realign it with the Portfolio’s risk profile and investment strategies. WRIMCO evaluates Ivy Funds VIP Pathfinder Conservative’s asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of WRIMCO. WRIMCO applies a long-term investment horizon with respect to Ivy Funds VIP Pathfinder Conservative; therefore, allocation changes may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.

By owning shares of the Underlying Funds, the Portfolio indirectly holds a diversified mixture of money market instruments, investment-grade corporate bonds, U.S. government securities, and, to a lesser extent, stocks of primarily large cap companies.

Ivy Funds VIP Pathfinder Conservative is intended for investors who have a low tolerance for risk and whose primary goal is income, or who have a short time horizon.

Principal Investment Risks

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio or any Underlying Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

•

Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the Underlying Funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid cap and small cap stocks, as well as bonds and short term instruments, the Portfolio is more subject to the risks associated with those investments.

•

Equity Funds Risk. The Portfolio invests in equity funds, for which the principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market.

The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements. Foreign company stock investments can be affected by changes in currency or exchange rates, which can erode market gains or widen market losses. Other reasons for volatility of foreign company markets range from a lack of reliable company information to the risk of political upheaval.

•

Bond Funds Risk. The principal risks that may be encountered by the Portfolio’s investments in bond funds are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk).

•

Investment Company Securities Risk. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

•

Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s portfolio and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so.

•

Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace Underlying Funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with that of an index or other benchmark. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 6.75% (the third quarter of 2009) and the lowest quarterly return was -2.64% (the first quarter of 2009).

Average Annual Total Returns

as of December 31, 2009

	1 Year	Life of Portfolio
Shares of Ivy Funds VIP Pathfinder Conservative (began 03-13-08)	12.95%	0.33%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	26.47%	-6.94%
Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	5.07%	5.25%
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes) (Index comparison begins on February 29, 2008.)	0.32%	1.46%

Investment Advisor

The Portfolio is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

Michael L. Avery, Chief Investment Officer and Executive Vice President of WRIMCO, has managed the Portfolio since March 2008.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to insurance company separate accounts to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s net asset value per share next calculated after the order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio currently only sells its shares to insurance company separate accounts, qualified plans and other eligible investors, distributions the Portfolio makes of its net investment income and net realized gains – most or all of which it intends to distribute annually – and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of underlying Policies or plan participants or beneficiaries). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

This Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Policies. The Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

MORE ABOUT THE PORTFOLIOS

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS

Ivy Funds VIP Core Equity: The Portfolio seeks to achieve its objectives of capital growth and income by investing, during normal market conditions, in common stocks of large, high-quality domestic and foreign companies that WRIMCO believes are globally dominant, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have dominant positions in their industries. There is no guarantee, however, that the Portfolio will achieve its objectives.

WRIMCO believes that long-term earnings power relative to market expectations is an important component for stock performance. From a top-down perspective, WRIMCO seeks to identify trends which indicate specific industries that have the potential to experience multi-year growth. Once identified, WRIMCO seeks to invest in what it believes to be dominant companies that will benefit from these trends; including companies that WRIMCO believes have long-term earnings potential greater than the market expectations.

Through its bottom-up stock selection, WRIMCO searches for companies for which it believes market expectations are too low with regard to the company’s ability to grow its business and thereby generate sufficient equity.

When WRIMCO views stocks with high yields as less attractive than other common stocks, the Portfolio may hold lower-yielding common stocks because of their prospects for appreciation. When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities (typically, investment grade, that is, bonds rated BBB or higher by S&P or comparably rated by another NRSRO or, if unrated, determined by WRIMCO to be of comparable quality), including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Portfolio may also invest in derivative instruments to hedge its current holdings. However, by taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Principal Risks. An investment in Ivy Funds VIP Core Equity is subject to various risks including the following:

•	Company Risk

•	Foreign Securities Risk

•	Growth Stock Risk

•	Large Company Risk

•	Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Core Equity may be subject to other non-principal risks, including the following:

•	Derivatives Risk

•	Emerging Market Risk

•	Foreign Currency Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Dividend Opportunities: The Portfolio seeks to achieve its objective of total return by investing primarily in large cap, high-quality companies that are often market leaders in their industry with established operating records that WRIMCO believes may accelerate or grow their dividend payout ratio and also demonstrate favorable prospects for total return. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO attempts to select securities by considering a company’s ability to sustain, and potentially increase, its dividend payments, thereby returning value to its shareholders as well as companies that it believes possess strong balance sheets and high free cash flow yields. It also typically considers other factors, which may include the company’s:

•	established operating history

•	competitive dividend yields

•	profitability record

•	history of improving sales and profits

•	management

•	leadership position in its industry

•	stock price value

The Portfolio’s emphasis on a steady return through investments in dividend-paying securities may temper its ability to achieve considerable appreciation in value of its holdings.

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. The ability of common stocks and preferred stocks to generate income is dependent on the earnings and continuing declaration of dividends by the issuers of such securities.

For Federal income tax purposes, net capital gain generally is taxed at a maximum rate of 15% for noncorporate shareholders, and “qualified dividend income” received by those shareholders is taxed as net capital gain as well, provided that certain holding period and other requirements are met. Although the only shareholders of the Portfolio are the Participating Insurance Companies and their separate accounts, and the Policyowners, thus, are not directly affected by the tax consequences to the Portfolio, WRIMCO believes that the tax treatment of qualified dividend income may benefit companies that regularly issue dividends.

Although the Portfolio invests primarily in domestic securities, it may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

While the Portfolio invests primarily in dividend-paying equity securities, it may also invest up to 20% of its net assets in debt securities in seeking to achieve its objective. To the extent the Portfolio invests in debt securities, the Portfolio intends to primarily invest in investment-grade debt securities, that is, bonds rated BBB or higher by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality.

At times, when WRIMCO believes that a temporary defensive position is desirable or to achieve income, the Portfolio may invest up to all of its assets in debt securities including short-term cash equivalent securities. By taking a temporary defensive position, however, the Portfolio may not achieve its objective.

Principal Risks. An investment in Ivy Funds VIP Dividend Opportunities is subject to various risks, including the following:

•	Company Risk

•	Credit Risk

•	Growth Stock Risk

•	Large Company Risk

•	Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Dividend Opportunities may be subject to other non-principal risks, including the following:

•	Foreign Securities Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Growth: The Portfolio seeks to achieve its primary objective of capital growth and its secondary objective of current income by investing primarily in a diversified portfolio of common stocks issued by higher-quality, growth-oriented domestic and, to a lesser extent, foreign companies that WRIMCO believes have appreciation possibilities. There is no guarantee, however, that the Portfolio will achieve its objectives.

In selecting securities for the Portfolio, WRIMCO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, proprietary technology, cost structure, scale, software switching costs, or distribution advantages. WRIMCO’s process to select stocks is primarily a blend of quantitative and fundamental research. From a quantitative standpoint, WRIMCO concentrates on profitability, capital intensity, cash flow and calculation measures, as well as earnings growth rates and valuations. WRIMCO’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which enables a company to generate superior levels of profitability and growth for an extended period of time. Additional focus is given to those companies that appear well positioned to benefit from secular trends embedded in the marketplace (e.g., demographics, deregulation, capital spending trends, etc.).

The Portfolio invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Portfolio may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, as a temporary defensive measure, the Portfolio may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Portfolio may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Principal Risks. An investment in Ivy Funds VIP Growth is subject to various risks, including the following:

•	Company Risk

•	Growth Stock Risk

•	Large Company Risk

•	Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Growth may be subject to other non-principal risks, including the following:

•	Foreign Securities Risk

•	Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Micro Cap Growth: The Portfolio seeks to achieve its objective of long-term capital appreciation by investing in various types of equity securities of primarily domestic and, to a lesser extent, foreign micro cap companies. Micro cap companies typically are companies with market capitalizations below $1 billion. The Portfolio may occasionally invest in equity securities of larger companies. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio considers a company’s capitalization at the time the Portfolio acquires the company’s equity securities. Equity securities of a company whose capitalization exceeds the micro cap range after purchase will not be sold solely because of its increased capitalization.

In selecting equity securities for the Portfolio, WSA primarily looks for companies exhibiting extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision. In selecting securities with earnings growth potential, WSA may consider such factors as a company’s competitive market position, quality of management, growth strategy, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain its current rate of growth. In seeking to achieve its investment objective, the Portfolio may also invest in equity securities of companies that WSA believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

The Portfolio may invest up to 25% of its total assets in foreign securities. Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

The Portfolio’s investment in equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Portfolio may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

For temporary defensive purposes, the Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Micro Cap Growth is subject to various risks, including the following:

•	Company Risk

•	Growth Stock Risk

•	Initial Public Offering Risk

•	Market Risk

•	Small Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Micro Cap Growth may be subject to other non-principal risks, including the following:

•	Foreign Securities Risk

•	Liquidity Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Mid Cap Growth: The Portfolio seeks to achieve its objective of growth of your investment by investing primarily in a diversified portfolio of domestic and, to a lesser extent, foreign mid cap companies that WRIMCO believes offer above-average growth potential. The Portfolio primarily focuses on mid cap growth companies that WRIMCO believes have the potential to become a large cap company. Mid cap companies typically are companies with market capitalizations that may range between $1 billion and $18 billion, yet often do not exceed $9 billion in capitalization. For this purpose, WRIMCO considers a company’s capitalization at the time the Portfolio acquires the company’s securities. Companies whose capitalization falls outside the mid cap range after purchase continue to be considered mid cap companies for purpose of the Portfolio’s investment policy. There is no guarantee, however, that the Portfolio will achieve its objective.

As noted, WRIMCO utilizes a bottom-up approach in its selection of securities for the Portfolio, and focuses on companies with strong growth models, profitability and sound capital structures. Other desired characteristics may include a leading market position, the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders, and a high gross margin and return on equity with low debt. WRIMCO also may consider a company’s dividend yield.

In addition to common stocks, the Portfolio may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB or higher by S&P or comparably rated by another NRSRO or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio may also use options and futures contracts for both temporary defensive purposes and to enhance performance. The Portfolio may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term U.S. government securities), preferred stocks or both. The Portfolio may also invest in derivative instruments to hedge its current holdings. As well, the Portfolio may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. By taking a temporary defensive position the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Mid Cap Growth is subject to various risks, including the following:

•	Company Risk

•	Growth Stock Risk

•	Market Risk

•	Mid Size Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Mid Cap Growth may be subject to other non-principal risks, including the following:

•	Derivatives Risk

•	Foreign Securities Risk

•	Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Small Cap Growth: The Portfolio seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO considers quality of management and superior financial characteristics (for example, return on assets, return on equity, operating margin) in its search for companies, thereby focusing on higher-quality companies. WRIMCO seeks companies that it believes exhibit defensible market positions by having one or more of the following characteristics: a company that is a strong niche player, that features the involvement of the founder, or that demonstrates a strong commitment to shareholders. WRIMCO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. WRIMCO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company’s ability to grow and gain market shares and/or the company’s founder departs.

Small cap companies typically are companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Portfolio has purchased their securities. These companies continue to be considered small cap for purposes of the Portfolio’s investment policy. From time to time, the Portfolio also will invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in WRIMCO’s opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above-average growth.

In addition to common stocks, the Portfolio may invest in securities convertible into common stocks, in preferred stocks and debt securities, that are mostly of investment grade. The Portfolio may invest up to 25% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. The Portfolio may invest in exchange-traded funds (ETFs) to gain industry exposure not otherwise available via small cap securities. The Portfolio may also invest in derivatives, primarily futures and options, for the purpose of hedging its exposure

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities, including commercial paper short-term U.S. government securities, and/or preferred stocks. The Portfolio also may invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Portfolio’s position size in any particular security. By taking a temporary defensive position, however, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Small Cap Growth is subject to various risks, including the following:

•	Company Risk

•	Growth Stock Risk

•	Initial Public Offering Risk

•	Market Risk

•	Small Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Small Cap Growth may be subject to other non-principal risks, including the following:

•	Derivatives Risk

•	Foreign Securities Risk

•	Investment Company Securities Risk

•	Liquidity Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Small Cap Value: The Portfolio seeks to achieve its objective of long-term accumulation of capital by investing primarily in various types of equity securities of small cap, value-oriented domestic and, to a lesser extent, foreign companies. There is no guarantee, however, that the Portfolio will achieve its objective.

Small cap companies typically are companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Portfolio has purchased their securities. These companies continue to be considered small cap for purposes of the Portfolio’s investment policy. From time to time, the Portfolio also may invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above), as well as securities of growth-oriented companies.

In selecting value stocks and other equity securities, WRIMCO makes an assessment of the current state of the economy, examines various industry sectors, and analyzes individual companies in the small cap universe. WRIMCO primarily focuses on equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that WRIMCO believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services that may improve their business prospects or competitive position. In assessing relative value, WRIMCO considers factors such as a company’s ratio of market price to earnings, ratio of enterprise value to operating cash flow, ratio of market price to book value, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, quality of management and competitive market position. In seeking to achieve its investment objectives, the Portfolio may also invest in equity securities of companies that WRIMCO believes show potential for sustainable earnings growth above the average market growth rate.

The Portfolio primarily invests in common stocks; however, it may invest, to a lesser extent, in preferred stocks and other securities convertible into equity securities. The Portfolio may invest up to 25% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes in various short-term cash and cash equivalent items. Other defensive tactics that may be used by WRIMCO include holding smaller position sizes in individual holdings and/or being more broadly diversified across sectors and industries. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Small Cap Value is subject to various risks, including the following:

•	Company Risk

•	Market Risk

•	Small Company Risk

•	Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Small Cap Value may be subject to other non-principal risks, including the following:

•	Foreign Securities Risk

•	Initial Public Offering Risk

•	Liquidity Risk

•	Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Value: The Portfolio seeks to achieve its objective of long-term capital appreciation by primarily investing, for the long term, in the common stocks, and to a lesser extent, preferred stock, of large cap undervalued domestic and, to a lesser extent, foreign companies. Large cap companies typically are companies with market capitalizations of at least $8 billion. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO utilizes both fundamental research and quantitative analysis to identify securities for the Portfolio. The Portfolio typically invests in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. WRIMCO searches for companies with leading positions in their respective industries, solid management teams, strong balance sheets with a high free cash flow and strong barriers to competition. The Portfolio also may invest in growth stocks that are, in WRIMCO’s opinion, temporarily undervalued. As well, WRIMCO attempts to diversify the Portfolio’s holdings among sectors in an effort to minimize risk.

The Portfolio may invest in foreign securities; however, it does not intend to invest more than 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. The Portfolio may also invest in derivative instruments, both to generate income and for the purpose of hedging its current stock positions.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Value is subject to various risks, including the following:

•	Company Risk

•	Large Company Risk

•	Market Risk

•	Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Value may be subject to other non-principal risks, including the following:

•	Derivatives Risk

•	Foreign Securities Risk

•	Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Bond: The Portfolio seeks to achieve its objective of a reasonable return with emphasis on preservation of capital by investing primarily in a diversified portfolio of debt securities of higher quality, and, to a lesser extent, in non-investment grade securities and convertible securities. WRIMCO may use various techniques to manage the duration of the Portfolio’s holdings. WRIMCO typically determines sector allocation by fundamental analysis and a comparison of relative value between sectors. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio may invest a significant amount of its assets in mortgage-backed securities, including U.S. government or U.S. government-related mortgage loan pools or private mortgage loan pools. In U.S. government or U.S. government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal U.S. government-related guarantors of mortgage-related securities are Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (such as savings and loan institutions, commercial banks and mortgage bankers). However, securities issued by Fannie Mae, Freddie Mac and the FHLB are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. In addition, the Portfolio purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

Non-Principal Investment Strategies: The Portfolio may invest, to a limited extent, up to 20% of its total assets, in junk bonds, which are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds. The Portfolio also may invest up to 20% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a defensive position is desirable, due to present or anticipated market or economic conditions, it may take a number of actions. For example, the Portfolio may sell longer-term bonds and buy shorter-term bonds or invest in money market instruments. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Bond is subject to various risks, including the following:

•	Company Risk

•	Credit Risk

•	Extension Risk

•	Interest Rate Risk

•	Management Risk

•	Market Risk

•	Mortgage-Backed and Asset-Backed Securities Risk

•	Reinvestment Risk

•	U.S. Government Securities Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP High Income: The Portfolio seeks to achieve its primary objective of a high level of current income, and its secondary objective of capital growth, when consistent with its primary objective, by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers, the risks of which are, in the judgment of WRIMCO, consistent with the Portfolio’s objectives. There is no guarantee, however, that the Portfolio will achieve its objectives.

In general, the high level of income that the Portfolio seeks is paid by debt securities rated in the lower rating categories of the NRSROs or unrated securities that are determined by WRIMCO to be of comparable quality; these include bonds rated BBB or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by WRIMCO to be of comparable quality. Lower-quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty. The Portfolio is generally more conservatively structured and invested in higher quality securities than other mutual funds in its category. WRIMCO seeks to protect the downside of investing in lower-quality securities and therefore searches for higher-quality securities within the individual rating categories. WRIMCO focuses on credit quality and seeks companies that appear to be able to improve their ratings.

Non-Principal Investment Strategies: The Portfolio primarily owns debt securities, which may include loan participations and other loan instruments, and may own fixed-income securities of varying maturities; however, it also may own, to a lesser degree, preferred stocks, common stocks and convertible securities.

The Portfolio may enter into credit default swap contracts for hedging and/or speculative purposes. The Portfolio may either sell or buy credit protection under these contracts.

The Portfolio may invest an unlimited amount of its assets in foreign securities. At this time, however, the Portfolio does not intend to invest a significant amount of its assets in foreign securities. Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. As well, if the Portfolio invests in non-U.S. dollar-denominated securities, it will likely hedge any currency exposure related to those securities.

When WRIMCO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions and to attempt to reduce the price volatility of the Portfolio, WRIMCO may take any one or more of the following steps with respect to the Portfolio’s assets:

•	shorten the average maturity of the Portfolio’s debt holdings

•	hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)

•	emphasize investment grade debt securities

By taking a temporary defensive position in any one or more of these manners, the Portfolio may not achieve its investment objectives.

Principal Risks. An investment in Ivy Funds VIP High Income is subject to various risks, including the following:

•	Company Risk

•	Credit Risk

•	Interest Rate Risk

•	Low-rated Securities Risk

•	Management Risk

•	Market Risk

•	Reinvestment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP High Income may be subject to other non-principal risks, including the following:

•	Derivatives Risk

•	Extension Risk

•	Liquidity Risk

•	Mortgage-Backed Securities Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP International Growth: The Portfolio seeks to achieve its primary objective of long-term appreciation of capital and its secondary objective of current income by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. Growth securities are those whose earnings, WRIMCO believes, are likely to have strong growth over several years. WRIMCO seeks profitable companies with a competitive advantage in their industry as well as the ability to sustain their growth rates. The Portfolio may invest in any geographic area and within various sectors. There is no guarantee, however, that the Portfolio will achieve its objectives.

Under normal economic conditions, the Portfolio invests at least 80% of its total assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed income market movements).

The Portfolio may from time to time take a temporary defensive position, and may invest up to all of the Portfolio’s assets in U.S. government securities, investment-grade debt securities and cash and cash equivalents such as commercial paper, short-term notes and other money market securities; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it also may invest all of the Portfolio’s assets in domestic securities. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Principal Risks. An investment in Ivy Funds VIP International Growth is subject to various risks, including the following:

•	Company Risk

•	Emerging Market Risk

•	Foreign Currency Risk

•	Foreign Securities Risk

•	Growth Stock Risk

•	Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP International Growth may be subject to other non-principal risks, including the following:

•	Derivatives Risk

•	Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk

•	Large Company Risk

•	Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP International Core Equity: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in equity securities of small, medium and large-sized foreign companies and governmental agencies which are, in WRIMCO’s opinion, trading at a discount to what WRIMCO believes the security may be worth. The Portfolio may invest in securities of companies or governments in developed foreign markets or in developing or emerging markets. There is no guarantee, however, that the Portfolio will achieve its objective.

Equity securities generally entitle the holder to participate in a company’s general operating results and include common stock, preferred stock, warrants or rights to purchase such securities. In selecting equity securities for the Portfolio, WRIMCO performs a bottom-up, company-by-company analysis, rather than focusing on a specific industry or economic sector. As noted, WRIMCO concentrates primarily on the market price of a company’s securities and seeks companies whose securities WRIMCO believes are undervalued. WRIMCO also typically considers a company’s historical value measures, including price/earnings ratios, future earnings, cash flow or asset value potential.

In an attempt to respond to adverse market, economic, political or other conditions, WRIMCO may invest up to 100% of the Portfolio’s assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. dollar and non-U.S. dollar-denominated securities such as government securities (obligations up to five years to maturity issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities), commercial paper and repurchase agreements. WRIMCO also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP International Core Equity is subject to various risks, including the following:

•	Company Risk

•	Emerging Market Risk

•	Foreign Currency Risk

•	Foreign Securities Risk

•	Growth Stock Risk

•	Market Risk

•	Value Stock Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP International Core Equity may be subject to other non-principal risks, including the following:

•	Credit Risk

•	Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Asset Strategy: The Portfolio seeks to achieve its objective of high total return over the long term by allocating its assets primarily among a diversified portfolio of stocks, bonds and short-term instruments of both foreign and domestic issuers, and precious metals. The Portfolio may invest up to 100% of its total assets in foreign securities. The Portfolio may invest in almost any market that WRIMCO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times.

Generally, the mix of assets in the Portfolio will change from time to time depending on WRIMCO’s assessment of the market for each investment type. Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

Investments in physical commodities, including precious metals, may experience severe price fluctuations over short periods of time; as well, storage and trading costs may exceed the custodial and/or brokerage costs associated with other investments.

WRIMCO regularly reviews the global economic environment to determine asset allocation and security selection, and makes changes to favor investments that it believes provide the best opportunity to achieve the Portfolio’s objective. In developing global themes, WRIMCO evaluates a number of global trends that may include political, social, cultural, demographic, current and historical trends, among others. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO’s decisions may not always be beneficial to the Portfolio, and there is no guarantee that the Portfolio will achieve its objective.

WRIMCO tries to balance the Portfolio’s investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, WRIMCO makes asset shifts gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security’s performance and/or if it is an appropriate time to vary the Portfolio’s mix.

The Portfolio may purchase shares of another investment company subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (1940 Act). The Portfolio also may invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to precious metals and other commodities without purchasing them directly.

Subject to liquidity requirements, WRIMCO may invest up to 25% of the Portfolio’s total assets in precious metals. The Portfolio may seek to reduce or hedge the risks of investing in certain gold-related securities by investing in options on gold or in futures contracts on gold.

As noted, the Portfolio may enter into credit default swap contracts for hedging or investment purposes. The Portfolio may either sell or buy credit protection under these contracts.

As described above, the Portfolio has the flexibility to invest up to all of its assets in money market and other short-term investments, although it does not typically invest a substantial portion of its assets in these investments under normal market conditions. WRIMCO will typically increase the Portfolio’s investment in high-quality, short-term investments in order to increase the defensive positioning of the Portfolio. The Portfolio also may invest in derivative instruments for both defensive and speculative purposes.

Although WRIMCO may seek to preserve appreciation in the Portfolio by taking a temporary defensive position, doing so may prevent the Portfolio from achieving its investment objective.

Principal Risks. An investment in Ivy Funds VIP Asset Strategy is subject to various risks, including the following:

•	Commodities Risk

•	Company Risk

•	Credit Risk

•	Derivatives Risk

•	Emerging Market Risk

•	Foreign Currency Risk

•	Foreign Securities Risk

•	Growth Stock Risk

•	Interest Rate Risk

•	Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Asset Strategy may be subject to other non-principal risks, including the following:

•	Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk

•	Investment Company Securities Risk

•	Large Company Risk

•	Liquidity Risk

•	Low-rated Securities Risk

•	Mid Size Company Risk

•	Reinvestment Risk

•	Small Company Risk

•	Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Balanced: The Portfolio seeks to achieve its primary objective of providing current income to the extent that, in the opinion of WRIMCO, market and economic conditions permit, and its secondary objective of long-term appreciation of capital, by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. There is no guarantee, however, that the Portfolio will achieve its objectives.

The Portfolio owns common stocks in order to provide possible appreciation of capital and/or dividend income and the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio also may invest in convertible securities. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities.

In its equity investments, the Portfolio invests primarily in medium to large, well-established companies, that typically issue dividend-paying securities. The majority of the Portfolio’s debt holdings are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB or higher by S&P or comparably rated by another NRSRO or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of debt securities in which it may invest nor on the size of companies in which it may invest. The Portfolio also may purchase an unlimited amount of foreign securities; however, the Portfolio intends to have less than 10% of its total assets invested in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, however, the Portfolio may not achieve its investment objectives.

Principal Risks. An investment in Ivy Funds VIP Balanced is subject to various risks, including the following:

•	Company Risk

•	Credit Risk

•	Interest Rate Risk

•	Market Risk

•	Reinvestment Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Balanced may be subject to other non-principal risks, including the following:

•	Foreign Securities Risk

•	Large Company Risk

•	Mortgage-Backed and Asset-Backed Securities Risk

•	Mid Size Company Risk

•	Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Energy: The Portfolio seeks to achieve its objective of long-term capital appreciation by investing primarily in the equity securities of companies engaged in various aspects of the energy industry, including the production, exploration, distribution of energy or relating to the infrastructure of energy, as well as the research and development or production of alternative energy sources, including but not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and companies using newer energy technologies such as nuclear, geothermal, oil shale, wind power, and solar power.

After reviewing the market outlook for the energy industry and then identifying trends and sectors, WRIMCO uses a research-oriented, bottom-up investment approach when selecting securities for the Portfolio, focusing on company fundamentals and growth prospects. In general, the Portfolio emphasizes companies that WRIMCO believes are strongly managed and will generate above-average, long-term capital appreciation. There is no guarantee, however, that the Portfolio will achieve its objective.

Primarily investing in the energy sector can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real or perceived inflationary trends and political developments, and the cost assumed by energy companies in complying with environmental and safety regulations.

The Portfolio is also subject to the risk that the earnings, dividends and securities prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy may fluctuate significantly over any time period due to many factors, including:

•	international political developments

•	production and distribution policies of the Organization of Petroleum Exporting Countries (OPEC) and other oil-producing countries

•	relationships among OPEC members and other oil-producing countries and between those countries and oil-importing nations

•	energy conservation

•	the regulatory environment

•	tax policies

•	the economic growth and political stability of the key energy-consuming countries

The Portfolio may, but is not required to, use a range of other investment techniques, including investing in physical commodities within the energy sector (primarily crude oil, natural gas and coal), income trusts, publicly traded partnerships (often referred to as master limited partnerships (MLPs)) and derivatives (primarily for the purpose of hedging various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements)), and selling securities short. A MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. The MLPs in which the Portfolio may invest are primarily engaged in investing in oil and gas-related businesses, including energy processing and distribution. Net income from an interest in a qualified publicly traded partnership (QPTP) is qualifying income for a mutual fund. The Portfolio intends that all the MLPs in which it invests will be QPTPs. Please see the SAI regarding the tax and potential regulatory consequences if the Portfolio invests in a MLP that is not a QPTP. The value of these instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political or regulatory developments.

Investing in commodities may expose the Portfolio to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Portfolio’s other holdings. The Portfolio’s investments in income trusts, MLPs, and commodities (and derivatives related thereto) will be limited by tax considerations.

As a temporary defensive measure, when securities markets or economic conditions are unfavorable or unsettled, the Portfolio may try to protect its assets by investing up to 100% of its total assets in securities that are highly liquid, including high-quality money market instruments such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Portfolio. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and typically are highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Portfolio’s performance could be comparatively lower if it concentrates its assets in defensive holdings. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Energy is subject to various risks, including the following:

•	Company Risk

•	Concentration Risk

•	Emerging Market Risk

•	Foreign Securities Risk

•	Growth Stock Risk

•	Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Energy may be subject to other non-principal risks, including the following:

•	Commodities Risk

•	Derivatives Risk

•	Foreign Currency Risk

•	Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk

•	Initial Public Offering Risk

•	Large Company Risk

•	Liquidity Risk

•	Mid Size Company Risk

•	Small Company Risk

•	Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Global Natural Resources: The Portfolio seeks to achieve its objective of long-term growth by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Portfolio will achieve its objective.

Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Portfolio’s holdings by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce Portfolio volatility. Mackenzie searches for well-managed companies with strong balance sheets and the technological capability and expertise to grow independently of commodity prices. In addition, Mackenzie seeks to anchor the Portfolio’s holdings with established larger companies that have historically strong-producing assets and attractive long-term reinvestment opportunities. From a macro perspective, Mackenzie monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Portfolio.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements) or to enhance potential gain.

The Portfolio also may invest in precious metals and other physical commodities.

As a temporary defensive measure, when Mackenzie believes that securities markets or economic conditions are unfavorable or unsettled, the Portfolio may try to protect its assets by investing up to 100% of its total assets in securities that are highly liquid, including high-quality money market instruments, such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Portfolio. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and typically are highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Portfolio’s performance could be comparatively lower if it concentrates its assets in defensive holdings. The additional temporary defensive measures that Mackenzie may employ include altering the mix of company and sector holdings or using derivative strategies. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Global Natural Resources is subject to various risks, including the following:

•	Commodities Risk

•	Company Risk

•	Concentration Risk

•	Emerging Market Risk

•	Foreign Currency Risk

•	Foreign Securities Risk

•	Growth Stock Risk

•	Liquidity Risk

•	Market Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Global Natural Resources may be subject to other non-principal risks, including the following:

•	Derivatives Risk

•	Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk

•	Mid Size Company Risk

•	Small Company Risk

•	Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Real Estate Securities: The Portfolio seeks to achieve its objective of total return through a combination of capital appreciation and current income by investing primarily in real estate securities and real estate-related securities. The Portfolio does not invest directly in real estate. There is no guarantee, however, that the Portfolio will achieve its objective.

“Real estate” securities include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include REITs, REOCs, real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly-traded limited partnerships.

“Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

In its analysis of issuers, Advantus Capital has built a network of industry contacts that is designed to enhance its knowledge of a company’s underlying assets. Advantus Capital utilizes this knowledge and its diligent focus on company fundamentals in selecting securities for the Portfolio. Advantus Capital believes that the core operating performance of an issuer is a key determinant in its stock performance.

Most of the Portfolio’s real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs, which invest in both land and improvements thereon and mortgages. The Portfolio primarily invests in shares of equity REITs but also invests lesser portions of its assets in shares of mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively eliminating any entity-level Federal income tax. As a result, REITs distribute a larger portion of their earnings to investors than other entities subject to Federal income tax. A REOC is a corporation or partnership (or an entity treated as such) that invests in real estate, mortgages or shares issued by REITs, but also may engage in related or unrelated businesses. A REOC is typically structured as a “C” corporation under the Code and does not have the favorable tax treatment that is accorded a REIT.

The Portfolio may invest up to 25% of its total assets in foreign securities and may invest up to 20% of its net assets in securities issued by companies outside of the real estate industry. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

The Portfolio also may invest in an ETF to replicate a REIT or real estate stock index or a basket of REITs or real estate stocks, as well as in an ETF that attempts to provide enhanced returns, or inverse returns, on such indices or baskets. Enhanced or inverse return ETFs present greater opportunities for investment gains, but also present correspondingly greater risk of loss.

An investment in the Portfolio may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers. As well, the value of the Portfolio’s investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Real Estate Securities is subject to various risks, including the following:

•	Company Risk

•	Concentration Risk

•	Market Risk

•	Reinvestment Risk

•	REIT-Related Risk

•	REOC-Related Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Real Estate Securities may be subject to other non-principal risks, including the following:

•	Credit Risk

•	Extension Risk

•	Foreign Securities Risk

•	Interest Rate Risk

•	Investment Company Securities Risk

•	Large Company Risk

•	Liquidity Risk

•	Mid Size Company Risk

•	Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Science and Technology: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO’s opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. There is no guarantee, however, that the Portfolio will achieve its objective.

In its selection of securities for investment by the Portfolio, WRIMCO aims to identify stocks that it believes to be benefiting from the world’s strongest secular economic trends, and then applies its bottom-up research to identify what it believes are the best holdings for the Portfolio.

The Portfolio may invest in, but is not limited to, areas such as:

•	aerospace and defense electronics

•	alternative energy

•	biotechnology

•	business machines

•	cable and broadband access

•	communications equipment and software

•	computer software and services

•	computer systems

•	electronics and energy

•	electronic media

•	genomics

•	internet and internet-related services

•	medical devices and drugs

•	medical and hospital supplies and services

•	office equipment, supplies and services (including transaction processing services)

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Portfolio may invest up to 20% of its total assets in non-investment grade securities, which are securities rated BB or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by WRIMCO to be of comparable quality, which may include convertible securities.

The Portfolio may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. However, by taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Principal Risks. An investment in Ivy Funds VIP Science and Technology is subject to various risks, including the following:

•	Company Risk

•	Concentration Risk

•	Emerging Market Risk

•	Foreign Securities Risk

•	Growth Stock Risk

•	Market Risk

•	Small Company Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Funds VIP Science and Technology may be subject to other non-principal risks, including the following:

•	Derivatives Risk

•	Foreign Currency Risk

•	Initial Public Offering Risk

•	Liquidity Risk

•	Low-Rated Securities Risk

•	Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Money Market: The Portfolio seeks to achieve its objective of maximum current income consistent with stability of principal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio invests only in the following U.S. dollar-denominated money market obligations and instruments:

•	U.S. government securities (including obligations of U.S. government agencies and instrumentalities)

•	bank obligations and instruments secured by bank obligations, such as letters of credit

•	commercial paper (domestic and foreign issuers), including asset-backed commercial paper programs

•	corporate debt obligations, including floating rate securities and variable rate master demand notes

•	Canadian government obligations

•

certain other obligations, including municipal obligations, guaranteed as to principal and interest by a bank in whose obligations the Portfolio may invest or a corporation in whose commercial paper the Portfolio may invest

The Portfolio may only invest in bank obligations if they are obligations of a bank subject to regulation by the U.S. government (including foreign branches of these banks) or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

Certain U.S. government securities in which the Portfolio may invest, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Portfolio may invest, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer.

Risks. An investment in Ivy Funds VIP Money Market is subject to various risks, including the following:

•	Company Risk

•	Credit Risk

•	Interest Rate Risk

•	Management Risk

•	Market Risk

•	Reinvestment Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

IVY FUNDS VIP PATHFINDER PORTFOLIOS

Purpose of the Ivy Funds VIP Pathfinder Portfolios

The Ivy Funds VIP Pathfinder Portfolios (Pathfinder Portfolios) are intended to provide various levels of potential capital appreciation at various levels of risk. Each of the five Pathfinder Portfolios is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential for growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Pathfinder Portfolio is a “fund of funds,” which means that each Pathfinder Portfolio will seek to achieve its particular level of risk/return by investing substantially all of its assets in other Portfolios (Underlying Funds) and short-term investments in varying combinations and percentage amounts to achieve each Pathfinder Portfolio’s particular investment objective.

The Pathfinder Portfolios are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.

•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Pathfinder Portfolio, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

An asset class is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example, a stock asset class may contain: common stock and/or preferred stocks; large cap, mid cap, and/or small cap stocks; domestic or international stocks; and growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, stock assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most bond assets. By combining the various asset classes described below, in different percentage combinations, each Pathfinder Portfolio seeks to provide a different level of potential risk and reward.

WRIMCO, each Pathfinder Portfolio’s investment manager, establishes for each Pathfinder Portfolio a target allocation range among different classes based on each Pathfinder Portfolio’s risk profile and investment strategies. Within each target asset class allocation range, WRIMCO selects the Underlying Funds, and the percentage of the Pathfinder Portfolio’s assets that will be allocated to each such Underlying Fund. WRIMCO is also the investment manager of each of the Underlying Funds. WRIMCO reviews the allocations among both asset classes and Underlying Funds on a routine basis. WRIMCO may make changes to the allocation range for any Pathfinder Portfolio from time to time as appropriate given the risk profile and investment strategies of each Pathfinder Portfolio and in order to achieve each Pathfinder Portfolio’s investment objective.

Listed in the table below are the asset classes and Underlying Funds in which the Pathfinder Portfolios currently may invest and the target allocation ranges for each Pathfinder Portfolio that have been established by WRIMCO as of the date of this Prospectus. While this table is intended to depict the kinds of securities and the general proportions in which each Pathfinder Portfolio invests, over time the target asset class and Underlying Fund allocations may change as, in WRIMCO’s judgment, economic and/or market conditions warrant in order for each Pathfinder Portfolio to continue to meet its objective. Even where the target allocation ranges themselves do not change, actual allocations may vary from an established target over the short term. Until a target allocation range is itself changed, day-to-day market activity may cause a Pathfinder Portfolio’s asset allocations to drift from the target. Under ordinary circumstances, WRIMCO will rebalance the assets of each Pathfinder Portfolio each quarter to conform its actual allocations to the target allocations applicable at that time. The Pathfinder Portfolios do not necessarily invest in every asset class or all of the Underlying Funds.

Each Pathfinder Portfolio reserves the right to change its target allocation ranges at any time and without notice. For information about asset class and Underlying Fund allocations, please review the Pathfinder Portfolios’ annual and semiannual reports.

TARGET ALLOCATIONS

FOR EACH ASSET CLASS AND UNDERLYING FUND BY PORTFOLIO

	Ivy Funds VIP Pathfinder Aggressive	Ivy Funds VIP Pathfinder Moderately Aggressive	Ivy Funds VIP Pathfinder Moderate	Ivy Funds VIP Pathfinder Moderately Conservative	Ivy Funds VIP Pathfinder Conservative
U.S. STOCKS:	50-60%	45-55%	40-50%	35-45%	30-40%
Ivy Funds VIP Dividend Opportunities	0-25%	15-25%	15-25%	10-20%	10-20%
Ivy Funds VIP Growth	10-20%	10-20%	10-20%	5-15%	5-15%
Ivy Funds VIP Mid Cap Growth	0-10%	0-10%	0-10%	0-10%	0-10%
Ivy Funds VIP Real Estate Securities	0-10%	0-10%	0-10%	0-10%	0-10%
Ivy Funds VIP Small Cap Growth	0-10%	0-10%	0-10%	0-10%	0-10%
Ivy Funds VIP Small Cap Value	0-10%	0-10%	0-10%	0-10%	0-10%
Ivy Funds VIP Value	0-10%	0-10%	0-10%	0-10%	0-10%

INTERNATIONAL STOCKS:	25-35%	20-30%	15-25%	10-20%	5-15%
Ivy Funds VIP International Growth	10-20%	10-20%	5-15%	5-15%	0-10%
Ivy Funds VIP International Value	10-20%	10-20%	5-15%	5-15%	0-10%

BONDS:	10-20%	15-25%	20-30%	25-35%	30-40%
Ivy Funds VIP Bond	10-20%	15-25%	20-30%	25-35%	30-40%

SHORT-TERM INVESTMENTS:	0-10%	5-15%	10-20%	15-25%	20-30%
Ivy Funds VIP Money Market	0-10%	5-15%	10-20%	15-25%	20-30%

Set forth below are the asset classes in which the Pathfinder Portfolios may invest and the Underlying Funds which WRIMCO currently has chosen to comprise each of these asset classes. The Pathfinder Portfolios may also invest in other Underlying Funds within each asset class in an effort to meet their respective investment objectives.

Asset Class	Underlying Investments

U.S. Stocks
Large Cap Stocks	Ivy Funds VIP Dividend Opportunities seeks to provide total return.
Ivy Funds VIP Growth seeks capital growth, with current income as a secondary objective.
Ivy Funds VIP Value seeks long-term capital appreciation.
Mid Cap Stocks	Ivy Funds VIP Mid Cap Growth seeks to provide growth of your investment.
Small Cap Stocks	Ivy Funds VIP Small Cap Growth seeks growth of capital.
Ivy Funds VIP Small Cap Value seeks long-term accumulation of capital.
Specialty Stocks	Ivy Funds VIP Real Estate Securities seeks total return through a combination of capital appreciation and current income.
International Stocks	Ivy Funds VIP International Growth seeks, as a primary objective, long-term appreciation of capital and, as a secondary objective, current income.
Ivy Funds VIP International Value seeks long-term capital growth.
Bonds	Ivy Funds VIP Bond seeks a reasonable return with emphasis on preservation of capital.
Short-Term Investments Ivy Funds VIP Money Market seeks maximum current income consistent with stability of principal.

FUND OF FUNDS RISKS

Each of the Pathfinder Portfolios is a “fund of funds,” which means that it invests substantially all of its assets in a number of other Portfolios rather than investing directly in stocks, bonds and other instruments. As a fund of funds, each Pathfinder Portfolio is subject to the following risks.

Your investment in a Pathfinder Portfolio is subject to all the risks of an investment directly in the Underlying Funds the Pathfinder Portfolio holds. These risks are disclosed for each Underlying Fund earlier in this Prospectus in their respective sections and above in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”

A Pathfinder Portfolio’s performance reflects the investment performance of the Underlying Funds it holds. A Pathfinder Portfolio’s performance thus depends both on the allocation of its assets among the various Underlying Funds and the ability of those Underlying Funds to meet their respective investment objectives. WRIMCO may not accurately assess the attractiveness or risk potential of particular Underlying Funds, asset classes, or investment styles.

Each Pathfinder Portfolio invests in a limited number of Underlying Funds and may invest a significant portion of its assets in a single Underlying Fund. Therefore, the performance of a single Underlying Fund can have a significant effect on the performance of a Pathfinder Portfolio and the price of its shares. As with any mutual fund, there is no assurance that any Underlying Fund will achieve its investment objective(s).

One Underlying Fund may purchase the same securities that another Underlying Fund sells. A Pathfinder Portfolio that invests in both Underlying Funds would indirectly bear the costs of these trades.

While an investor may invest in the Underlying Funds (which are also available to Policyowners through their Policies), you should not expect to achieve the same results by investing directly in the Underlying Funds and short-term investments as you would receive by investing in the Pathfinder Portfolios, because the Portfolios offer professional asset allocation and an added measure of diversification. WRIMCO monitors each Pathfinder Portfolio’s holdings and cash flow and periodically adjusts each Pathfinder Portfolio’s mix to keep the Pathfinder Portfolio closely aligned to its investment strategies in changing market conditions. Underlying Funds may be added or removed from a Pathfinder Portfolio’s allocation mix by WRIMCO without notice to investors.

Because you are investing indirectly through the Pathfinder Portfolios, you will bear a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, service and accounting fees), as well as the expenses of the particular Pathfinder Portfolio. No front-end sales load or contingent deferred sales charge is charged, either by the Underlying Funds or by the Pathfinder Portfolios. Although the Underlying Funds (other than Ivy Funds VIP Money Market) will charge a Rule 12b-1 fee, the Pathfinder Portfolios do not charge a Rule 12b-1 fee, so there is no duplication of these fees.

ADDITIONAL INVESTMENT CONSIDERATIONS

The objective(s) and investment policies of each Portfolio may be changed by the Board without a vote of the Portfolio’s shareholders, unless a policy or restriction is otherwise described.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio’s investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO or the investment subadvisor, as applicable, in selecting investments.

Each Portfolio also may invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Portfolio (other than Ivy Funds VIP Money Market) may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Portfolio’s authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise in 2006 and 2007 of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Portfolio invests in securities that are backed by pools of mortgage loans, the risk to the Portfolio may be significant.

Each Portfolio may actively trade securities in seeking to achieve its objective(s). Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio’s market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by a Portfolio.

Each of the Portfolios generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, WRIMCO or the investment subadvisor, as applicable, may invest a portion of the Portfolio’s assets in cash or cash equivalents if WRIMCO or the investment subadvisor, as applicable, is unable to identify and acquire a sufficient number of securities that meet WRIMCO’s or the investment subadvisor’s, as applicable, selection criteria for implementing the Portfolio’s investment objective(s), strategies and policies.

You will find more information in the SAI about each Portfolio’s permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolios’ policies and procedures with respect to the disclosure of the Portfolios’ securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Trust’s Form N-Q. This form may be obtained in the following ways:

•	On the SEC’s website at http://www.sec.gov

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

•	On Waddell & Reed’s website at www.waddell.com

DEFINING RISKS

Commodities Risk – Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Portfolio’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, a Portfolio may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Company Risk – An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk – If a Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk – An issuer of a debt security (including a mortgage-backed security) or a REIT may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and, therefore, in the NAV of a Portfolio. Also, a change in the quality rating of a debt security or a REIT security can affect the security’s liquidity and make it more difficult to sell. If a Portfolio purchases unrated securities and obligations, it will depend on the analysis of WRIMCO or the investment subadvisor, as applicable, of credit risk more heavily than usual.

Derivatives Risk – A derivative is a financial instrument whose value or return is “derived,” in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. A principal risk of investments in derivatives is that the fluctuations in their values may not correlate effectively with the overall securities markets or with the underlying security, index, asset or rate from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO or the investment subadvisor, as applicable, as to certain movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used.

Options, futures contracts and swaps are common types of derivatives that a Portfolio may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Portfolio (other than Ivy Funds VIP Money Market) with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Portfolio as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime and non-agency mortgage market over recent months, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Certain derivatives transactions, including over-the-counter (OTC) options, swaps, and forward contracts, certain options on foreign currencies and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the Commodity Futures Trading Commission or the SEC. Instead, such OTC derivatives are entered into directly with the counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available for a desired transaction, a Portfolio will be unable to enter into the transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Portfolio may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, a Portfolio would bear greater risk of default by the counterparties to such transactions.

The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar exchange or clearinghouse guarantee. In all such transactions, the Portfolio bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Portfolio. A Portfolio will enter into transactions in derivative instruments only with counterparties that WRIMCO, or the investment subadvisor, as applicable, reasonably believes are capable of performing under contract.

Emerging Market Risk – Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Portfolio’s investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Portfolio’s investments in such countries illiquid and more volatile than investments in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Extension Risk – Rising interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Foreign Currency Risk – Foreign securities may be denominated in foreign currencies. The value of a Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk – The Portfolios (other than Ivy Funds VIP Money Market) may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent WRIMCO’s or the investment subadvisor’s, as applicable, judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Portfolio’s portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Portfolio. An imperfect correlation of this type may prevent the Portfolios from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk – Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the domestic markets and that could affect a Portfolio’s performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing also may involve brokerage costs and tax considerations that are not usually present in the domestic markets.

Other factors that can affect the value of a Portfolio’s foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It also may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions also may be delayed due to local restrictions or communication problems, which can cause a Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Fund of Funds Risk – The ability of the Portfolio to meet its investment objectives is directly related to its target allocations among the Underlying Funds and the ability of those funds to meet their investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds.

Growth Stock Risk – Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Initial Public Offering Risk – Investments in IPOs can have a significant positive impact on a Portfolio’s performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. A Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, a Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as a Portfolio grows.

Interest Rate Risk – The value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes. A Portfolio may experience a decline in its income due to falling interest rates.

In general, a portfolio of debt, mortgage-related and asset-backed securities and other fixed-income obligations experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Portfolio’s duration of its portfolio of debt, mortgage-related and asset-backed securities and other fixed-income obligations. Duration measures the relative price sensitivity of a security to changes in interest rates. “Effective” duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Portfolio holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment Company Securities Risk – As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain Portfolios may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and other commodities without purchasing them directly. Since many ETFs are a type of investment company, a Portfolio’s purchases of shares of such ETFs are subject to the Portfolio’s investment restrictions regarding investments in other investment companies.

ETFs have a market price that reflects a specified fraction of the value of the designated index or underlying basket of commodities or commodities futures and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the management of the ETF’s portfolio (which is in addition to the investment management fee paid by a Portfolio).

Investments in an ETF generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF can fluctuate, and a Portfolio could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange officials determine such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Large Company Risk – A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk – Generally, a security is liquid if a Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Low-rated Securities Risk – In general, low-rated debt securities (commonly referred to as “high-yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Portfolio’s returns. In adverse economic or other circumstances, issuers of these lower-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

Management Risk – WRIMCO applies a Portfolio’s investment strategies and selects securities for the Portfolio in seeking to achieve the Portfolio’s investment objective(s). Securities selected by the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to the investment objective(s) of the Portfolio. In general, investment decisions made by WRIMCO may not produce the anticipated returns, may cause the Fund’s shares to lose value or may cause the Portfolio to perform less favorably than other mutual funds with investment objectives similar to the investment objective(s) of the Portfolio.

Market Risk – All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk – Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled payments can be expected to accelerate, and a Portfolio may be required to reinvest the proceeds of the payments at the lower interest rates then available. Unscheduled payments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. If a Portfolio purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Portfolio, as a holder of those securities, may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Reinvestment Risk – Income from a Portfolio’s debt securities may decline if the Fund invests the proceeds from matured, traded, or called securities in securities with interest rates lower than the current earnings rate of the Portfolio’s portfolio. For example, debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Portfolio may have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Portfolio’s investment income.

REIT-Related Risk – The value of a Portfolio’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds. In addition, the value of a REIT could be adversely affected if the REIT fails to qualify for tax-free pass-through treatment under the Code, or maintain its exemption from registration under the 1940 Act.

REOC-Related Risk – A REOC is similar to an equity REIT in that it is a company that owns and operates commercial real estate, but unlike a REIT it has the freedom to reinvest all its funds from operations back into the company and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Portfolio’s REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, a corporate REOC does not have the favorable tax treatment that is accorded a REIT.

Short Sales Risk – Short sales are transactions in which a Portfolio sells a security it does not own. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be higher or lower than the price at which the security was sold by the Portfolio. If the underlying security goes down in price between the time a Portfolio sells the security and buys it back, the Portfolio will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Portfolio will realize a loss on the transaction. Any such loss is increased by the amount of the premium or interest the Portfolio must pay to the lender of the security. A Portfolio is also required to segregate assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Portfolio’s needs for immediate cash or other liquidity. A Portfolio’s investment performance also may suffer if the Portfolio is required to close out a short position earlier than it intended. In addition, the Portfolio may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance.

Small Company Risk – Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

U.S. Government Securities Risk – Treasury obligations and certain other U.S. government securities, such as those issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government and generally are regarded to have negligible credit risk. Other securities that are issued or guaranteed by Federal agencies or authorities or by U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by Freddie Mac, Fannie Mae and FHLB are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. As a result, such securities are subject to greater credit risk than securities backed by the full faith and credit of the U.S. government.

Value Stock Risk – Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO or the investment subadvisor, as applicable, undervalued. The value of a security believed by WRIMCO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Trust’s Board. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio’s investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, each of the funds in Ivy Funds, Inc. (formerly, W&R Funds, Inc.) was also managed by WRIMCO. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. to Ivy Investment Management Company (IICO), an affiliate of WRIMCO. IICO is also the investment manager for Ivy Funds, which together with Ivy Funds, Inc. comprise the Ivy Family of Funds. WRIMCO had approximately $33.6 billion in assets under management as of December 31, 2009.

Advantus Capital Management, Inc. (Advantus Capital), an investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Funds VIP Real Estate Securities pursuant to an agreement with WRIMCO. Since its inception in 1985, Advantus Capital and its predecessor provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life’s investment portfolios. Advantus Capital had approximately $[ ] billion in assets under management as of December 31, 2009.

Mackenzie Financial Corporation (Mackenzie), 180 Queen Street West, Toronto, Ontario, Canada M5V 3K1, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Funds VIP Global Natural Resources pursuant to an agreement with WRIMCO. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of December 31, 2009 had over $[ ] billion USD in assets under management.

Wall Street Associates, LLC (WSA), located at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Funds VIP Micro Cap Growth pursuant to an agreement with WRIMCO. WSA had approximately $[ ] billion in assets under management as of December 31, 2009.

Ivy Funds VIP Asset Strategy: Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Ivy Funds VIP Asset Strategy. Mr. Avery has held his responsibilities for Ivy Funds VIP Asset Strategy since January 1997. He is Executive Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serve as investment manager. Mr. Avery has served as Chief Investment Officer of Waddell & Reed Financial, Inc., WRIMCO and IICO since June 2005. Mr. Avery has served as portfolio manager for investment companies managed by WRIMCO since February 1994, and has been an employee of such since June 1981. He held the position of Director of Equity Research for WRIMCO and its predecessor from August 1987 through June 2005. Mr. Avery earned a BS degree in Business Administration from the University of Missouri, and an MA with emphasis on finance from St. Louis University.

Mr. Caldwell has held his responsibilities for Ivy Funds VIP Asset Strategy since January 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Portfolio, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University. He is currently pursuing the Chartered Financial Analyst designation.

Ivy Funds VIP Balanced: Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of Ivy Funds VIP Balanced. Ms. Prince-Fox has held her responsibilities for Ivy Funds VIP Balanced since the Portfolio’s inception in July 1994. She is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO serves as investment manager. Ms. Prince-Fox has served as a portfolio manager for investment companies managed by WRIMCO since January 1993. Ms. Prince-Fox earned a BBA degree in finance from St. Mary’s University in San Antonio, Texas, and has earned an MBA with an emphasis in finance from Rockhurst College.

Ivy Funds VIP Bond: Mark Otterstrom is primarily responsible for the day-to-day management of Ivy Funds VIP Bond. Mr. Otterstrom has held his responsibilities for Ivy Funds VIP Bond since August 2008. He is Senior Vice President of WRIMCO and IICO. He has served as portfolio manager for investment companies managed by WRIMCO since June 2000, and has been an employee of such since May 1987. Mr. Otterstrom earned a BS in finance from the University of Tulsa, and an MBA in finance from the University of Missouri at Kansas City. He is a Chartered Financial Analyst.

Ivy Funds VIP Core Equity: Erik R. Becker and Gustaf C. Zinn are primarily responsible for the day-to-day management of Ivy Funds VIP Core Equity, and both have held their Portfolio responsibilities since July 2006. Mr. Becker joined WRIMCO in 1999 as an investment analyst and had served as an assistant portfolio manager for Ivy Funds VIP Core Equity since 2003. He has served as a portfolio manager since February 2006, in addition to his duties as a research analyst. He is Vice President of IICO and WRIMCO and Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Becker earned a BBA degree in finance, investment and banking and an MS in finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Mr. Zinn has been an employee of WRIMCO since 1998. He had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003, in addition to his duties as a research analyst, and has served as a portfolio manager since February 2006. He is Vice President of IICO and WRIMCO and Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. He earned a BBA degree and a Masters of Finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Ivy Funds VIP Dividend Opportunities and Ivy Funds VIP Energy: David P. Ginther is primarily responsible for the day-to-day management of Ivy Funds VIP Dividend Opportunities and Ivy Funds VIP Energy. He has held his responsibilities since the inception of Ivy Funds VIP Dividend Opportunities in December 2003 and since the inception of Ivy Funds VIP Energy in May 2006. Mr. Ginther is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. He has been an employee of WRIMCO since 1995. Mr. Ginther earned a BS degree in accounting from Kansas State University, and has earned the designation of Certified Public Accountant.

Ivy Funds VIP Global Natural Resources: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Ivy Funds VIP Global Natural Resources. He has managed the Portfolio since its inception in April 2005. Mr. Sturm is also primarily responsible for the management of Ivy Global Natural Resources Fund, whose investment manager is IICO. Mr. Sturm joined Mackenzie in 1983. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

Ivy Funds VIP Growth: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Ivy Funds VIP Growth. Mr. Becker has held his responsibilities for Ivy Funds VIP Growth since June 2006. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his responsibilities for Ivy Funds VIP Growth since August 1998. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Sanders has been an employee of WRIMCO since August 1998. He earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. Mr. Sanders is a Chartered Financial Analyst.

Ivy Funds VIP High Income: William M. Nelson is primarily responsible for the day-to-day management of Ivy Funds VIP High Income. Mr. Nelson has held his responsibilities for Ivy Funds VIP High Income since January 1999. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and portfolio manager of another investment company for which WRIMCO serves as investment manager. Mr. Nelson has been an employee of WRIMCO since January 1995. He earned a BS in business administration from Bucknell University in Lewisburg, Pennsylvania, and an MBA in finance and marketing from the University of Connecticut.

Ivy Funds VIP International Growth: F. Chace Brundige is primarily responsible for the day-to-day management of Ivy Funds VIP International Growth. Mr. Brundige has held his responsibilities for Ivy Funds VIP International Growth since January 2009. In 2003, he joined WRIMCO as an assistant portfolio manager for the Large Cap Growth equity team, and became a portfolio manager in February 2006. He is Vice President of WRIMCO and IICO, Vice President of the Trust, and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Brundige holds a BS degree in finance from Kansas State University, and has earned an MBA with an emphasis in finance and accounting from the University of Chicago Graduate School of Business. Mr. Brundige is a Chartered Financial Analyst.

Ivy Funds VIP International Value: John C. Maxwell is primarily responsible for the day-to-day management of Ivy Funds VIP International Value and has held his Fund responsibilities since May 27, 2009, when WRIMCO assumed direct investment management responsibilities of the Fund’s portfolio from Templeton Investment Counsel, LLC, the Fund’s former investment subadviser. Mr. Maxwell is Senior Vice President of WRIMCO and IICO, and portfolio manager for other investment companies for which IICO serves as investment manager. He joined WRIMCO in 1998 initially serving as an investment analyst and has served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003 and has served as a portfolio manager since February 2006. In 2004, Mr. Maxwell began assisting the international group of IICO and WRIMCO as an investment analyst. Mr. Maxwell earned a BS degree from the University of Kentucky, and an MBA from the Johnson Graduate School of Management, Cornell University. He is a Chartered Financial Analyst.

Ivy Funds VIP Micro Cap Growth: The WSA Investment Team is primarily responsible for the day-to-day management of Ivy Funds VIP Micro Cap Growth. The WSA Investment Team consists of William Jeffery III, Kenneth F. McCain, Paul J. Ariano, Paul K. LeCoq and Carl Wiese. Messrs. Jeffery and McCain are the Founding Principals of WSA and have held their responsibilities for the Portfolio since the inception of the predecessor fund in October 1997. They have worked together managing smaller capitalization growth equities for 33 years. Mr. Jeffery earned both a BA in Finance and an MBA from the University of Michigan. Mr. McCain earned a BA in Political Science and an MBA in Finance from the San Diego State University. Messrs. Ariano, Wiese and LeCoq each assumed their management responsibilities for the Portfolio in January 2005. Mr. Ariano joined the firm in 1995 as an analyst and has been co-managing portfolios with Mr. Jeffery for the last several years. Mr. Ariano earned a BBA, Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Ariano is a CFA Charter holder. Mr. Wiese joined the firm in 2000. He earned a BA in Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Wiese is a CFA Charter holder. Mr. LeCoq joined the firm in 1999. He earned a BA in Economics from Pacific Lutheran University and an MBA in Finance from the University of Chicago.

Ivy Funds VIP Mid Cap Growth: Kimberly A. Scott is primarily responsible for the day-to-day management of Ivy Funds VIP Mid Cap Growth. She has managed Ivy Funds VIP Mid Cap Growth since its inception in April 2005. Ms. Scott is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Ms. Scott has served as a portfolio manager for investment companies managed by WRIMCO since February 2001. She served as an investment analyst with WRIMCO from April 1999 to February 2001. She earned a BS degree in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Ivy Funds VIP Money Market: Mira Stevovich is primarily responsible for the day-to-day management of Ivy Funds VIP Money Market. Ms. Stevovich has held her responsibilities for Ivy Funds VIP Money Market since May 1998. She is Vice President of WRIMCO and IICO, Vice President and Assistant Treasurer of the Trust and Vice President and Assistant Treasurer of other investment companies for which WRIMCO or IICO serves as investment manager. Ms. Stevovich has been an employee of WRIMCO and its predecessor since March 1987. She earned a BA degree from Colorado Womens College. Ms. Stevovich holds an MA degree in Soviet and East European Studies and an MBA degree from the University of Kansas. She is a Chartered Financial Analyst.

Ivy Funds VIP Real Estate Securities: Joseph R. Betlej and Lowell R. Bolken are primarily responsible for the day-to-day management of Ivy Funds VIP Real Estate Securities. Mr. Betlej has held his responsibilities for Ivy Funds VIP Real Estate Securities since the inception of the Portfolio in May 2004. He is Vice President and Investment Officer of Advantus Capital, and has been with Advantus Capital since 1987. Mr. Betlej earned a BA in Architecture from the University of Minnesota and a MS in Real Estate Appraisal and Investment Analysis from the University of Wisconsin at Madison. He is a Chartered Financial Analyst.

Mr. Bolken has held his responsibilities for Ivy Funds VIP Real Estate Securities since April 2006. He has been an Associate Portfolio Manager with Advantus Capital since September 2005. From April 2001 to September 2005, he was Managing Director and Manager, Corporate Bond Research, Dain Rauscher, Inc.

Ivy Funds VIP Science and Technology: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Funds VIP Science and Technology. Mr. Shafran has held his responsibilities for Ivy Funds VIP Science and Technology since February 2001. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or IICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA in Business from the University of Missouri at Kansas City.

Ivy Funds VIP Small Cap Growth: Kenneth G. McQuade is primarily responsible for the day-to-day management of Ivy Funds VIP Small Cap Growth. Mr. McQuade has held his responsibilities for Ivy Funds VIP Small Cap Growth since March 2006. Mr. McQuade joined Waddell & Reed in 1997 as an investment analyst. He has been an assistant portfolio manager of separately managed small cap accounts since August 2003, and continues with these responsibilities in addition to his day-to-day management of the Ivy Funds VIP Small Cap Growth. Mr. McQuade is Vice President of WRIMCO and IICO, and Vice President of the Trust. He earned a BS degree in finance from Bradley University.

Ivy Funds VIP Small Cap Value and Ivy Funds VIP Value: Matthew T. Norris is primarily responsible for the day-to-day management of Ivy Funds VIP Small Cap Value and Ivy Funds VIP Value. He has held his responsibilities for Ivy Funds VIP Small Cap Value since March 30, 2010 and has held his responsibilities for Ivy Funds VIP Value since July 2003. Mr. Norris is the Director of Research and a Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. From January 2000 to June 2003, Mr. Norris was a Portfolio Manager for Advantus Capital. He joined Advantus Capital in December 1997, first serving as an Analyst and later as a Senior Analyst. He earned a BS degree from the University of Kansas, and an MBA from the University of Nebraska-Omaha. Mr. Norris is a Chartered Financial Analyst.

Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative and Ivy Funds VIP Pathfinder Conservative: Michael L. Avery is primarily responsible for the day-to-day management of each of the Pathfinder Portfolios and has held his responsibilities since the inception of each Pathfinder Portfolio. Mr. Avery is also a portfolio manager for Ivy Funds VIP Asset Strategy, and his biographical information is listed in the disclosure for Ivy Funds VIP Asset Strategy.

Additional information regarding the portfolio managers, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities, is included in the SAI.

Other members of WRIMCO’s investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio’s assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio (except for the Pathfinder Portfolios) pays a management fee to WRIMCO for providing investment advice and supervising its investments. No management fees are charged by WRIMCO for managing the investments of the Pathfinder Portfolios. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

Ivy Funds VIP Money Market: 0.40% of net assets.

Ivy Funds VIP Bond: Effective August 6, 2007: 0.475% of net assets up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

Ivy Funds VIP High Income: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.

Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Growth and Ivy Funds VIP Value: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Energy, Ivy Funds VIP International Growth, Ivy Funds VIP International Value, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth and Ivy Funds VIP Small Cap Value: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Ivy Funds VIP Real Estate Securities: 0.90% of net assets up to $1 billion, 0.87% of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion.

Ivy Funds VIP Micro Cap Growth: 0.95% of net assets up to $1 billion, 0.93% of net assets over $1 billion and up to $2 billion, 0.90% of net assets over $2 billion and up to $3 billion, and 0.86% of net assets over $3 billion.

Ivy Funds VIP Global Natural Resources: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Effective October 1, 2006, and at least through September 30, 2016, the investment management fee rates for certain Portfolios are reduced pursuant to a management fee waiver as follows:

Ivy Funds VIP Bond (prior to August 6, 2007): 0.485% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

Ivy Funds VIP High Income: 0.575% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.

Ivy Funds VIP Asset Strategy and Ivy Funds VIP Value: 0.69% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Core Equity: 0.65% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Growth: 0.67% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP International Growth: 0.82% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Science and Technology and Ivy Funds VIP Small Cap Growth: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio’s investment subadvisor, as applicable.

For the fiscal year ended December 31, 2009, management fees for each Portfolio as a percent of each such Portfolio’s average net assets are as follows:

Management Fees Paid
Ivy Funds VIP Asset Strategy	%
Ivy Funds VIP Balanced	%
Ivy Funds VIP Bond	%
Ivy Funds VIP Core Equity	%
Ivy Funds VIP Dividend Opportunities	%
Ivy Funds VIP Energy	%*
Ivy Funds VIP Global Natural Resources	%
Ivy Funds VIP Growth	%
Ivy Funds VIP High Income	%
Ivy Funds VIP International Growth	%
Ivy Funds VIP International Value	%
Ivy Funds VIP Micro Cap Growth	%
Ivy Funds VIP Mid Cap Growth	%
Ivy Funds VIP Money Market	%
Ivy Funds VIP Real Estate Securities	%
Ivy Funds VIP Science and Technology	%
Ivy Funds VIP Small Cap Growth	%
Ivy Funds VIP Small Cap Value	%
Ivy Funds VIP Value	%

* For Portfolios managed solely by WRIMCO, WRIMCO has voluntarily agreed to waive its management fee for any day that a portfolio’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver.

A discussion regarding the basis of the approval by the Board of the advisory contract of each of the Portfolios is available in the Trust’s Annual Report to Shareholders for the period ended December 31, 2009.

The Trust has adopted a Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio (except for Ivy Funds VIP Money Market and the Pathfinder Portfolios) may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Trust’s principal underwriter, in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners. These fees are paid out of the Portfolio’s assets on an on-going basis, and over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges.

In addition to commissions, Nationwide Life Insurance Company and Minnesota Life Insurance Company each pay Waddell & Reed a marketing allowance in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed. The marketing allowance is paid to Waddell & Reed by Nationwide on a monthly basis and by Minnesota Life on a quarterly basis.

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (collectively, W&R) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain funds within Waddell & Reed Advisors Funds.*

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among other provisions W&R has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the Federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review W&R’s supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the funds within Waddell & Reed Advisors Funds, and that this may have caused some dilution in those funds. Also, the SEC found that W&R failed to make certain disclosures to Waddell & Reed Advisors Funds’ Board of Trustees and shareholders regarding the market timing activity and W&R’s acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among its conditions requires that W&R: reduce the aggregate investment management fees paid by the funds within Waddell & Reed Advisors Funds and by the Trust (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions (please see footnote 1 to the applicable Portfolios’ Fees and Expenses tables); bear the costs of an independent fee consultant to be retained by the Affected Funds’ Disinterested Trustees to review and consult regarding the Affected Funds’ investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds’ Boards of Trustees and appoint an independent compliance consultant responsible for monitoring the Affected Funds’ and WRIMCO’s compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, requires W&R to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R, and that is agreed to by the SEC staff and the Affected Funds’ Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the funds within Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of the Trust will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC’s website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

*In the “Regulatory Matters” section: any reference to the funds within Waddell & Reed Advisors Funds means the corporate entities (or series thereof) to which such funds are the successors; any reference to the Trust means W&R Target Funds, Inc., which changed its name to Ivy Funds Variable Insurance Portfolios, Inc., to which the Trust is the successor; and any reference to a Board of Trustees or the Trustees means the Board of Directors or the Directors, as applicable, of the respective predecessor entities of Waddell & Reed Advisors Funds and the Trust.

BUYING AND SELLING PORTFOLIO SHARES

WHO CAN BUY SHARES OF THE PORTFOLIOS

Shares of the Portfolios are currently sold to Variable Accounts of Participating Insurance Companies to fund benefits payable under the Policies under the Trust’s “Mixed and Shared” Exemptive Order (Order). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolios is known as “mixed funding.” Shares of the Portfolios are not sold to individual investors.

The Variable Accounts purchase shares of a Portfolio in accordance with Variable Account allocation instructions received from Policyowners. A Portfolio then uses the proceeds to buy securities for its portfolio.

Because Policies may have different provisions with respect to the timing and method of purchases and exchanges, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Please check with the Participating Insurance Company to determine if a Portfolio is available under your Policy. This Prospectus should be read in conjunction with the prospectus of the separate account of your specific Policy.

The Portfolios currently do not foresee any disadvantages to Policyowners arising out of the fact that the Portfolios may offer their shares to the Variable Accounts of various Participating Insurance Companies to fund benefits of their Policies. Nevertheless, as a condition of the Trust’s Order, the Trust’s Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Companies’ Variable Accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices.

The principal underwriter of the Portfolios is Waddell & Reed.

Purchase Price

The purchase price of each share of a Portfolio is its NAV next determined after the order is received in good order by the Portfolio or its agent. No sales charge is imposed on the purchase of a Portfolio’s shares; however, your Policy may impose a sales charge. The NAV for a share of a Portfolio is determined by dividing the total market value of the securities and other assets of a Portfolio, less the liabilities of the Portfolio, by the total number of outstanding shares of the Portfolio. In general, NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. Each Portfolio may reject any order to buy shares and may suspend the sale of shares at any time.

Net Asset Value

In the calculation of a Portfolio’s NAV:

•

The securities held by the Portfolio that are traded on an exchange are ordinarily valued at the last sale price on each day prior to the time of valuation as reported by the principal securities exchange on which the securities are traded or, if no sale is recorded, the average of the last bid and asked prices.

•

Stocks that are traded over-the-counter are valued using the National Association of Securities Dealers Automated Quotations (NASDAQ) Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, the last current reported sales price as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.

•

Bonds (including foreign bonds), convertible bonds, municipal bonds, U.S. government securities, mortgage-backed securities and swap agreements are ordinarily valued according to prices quoted by an independent pricing service. Convertible bonds are ordinarily valued at the last sale price prior to the time of valuation or, if none is reported, by an independent pricing service.

•	Short-term debt securities are valued at amortized cost, which approximates market value.

•	Precious metals are valued at the last traded spot price for the appropriate metal immediately prior to the time of valuation.

•	Other investment assets for which market prices are unavailable or are not reflective of current market value are valued at their fair value by or at the direction of the Board, as discussed below.

In the calculation of the NAV of a Pathfinder Portfolio, the shares of the Underlying Funds held by the Pathfinder Portfolio are valued at their respective NAVs per share.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded. Ivy Funds VIP Money Market uses the amortized cost method for valuing its portfolio securities. You will find more information in the SAI about this method.

As noted in this Prospectus, certain Portfolios may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Portfolio’s shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio’s shares.

When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Trust’s Board. A Portfolio also may use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Portfolio if the exchange on which a security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio’s NAV is calculated.

A Portfolio also may use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios, such as Ivy Funds VIP Global Natural Resources, Ivy Funds VIP International Growth and Ivy Funds VIP International Value, which may invest a significant portion of their assets in foreign securities, also may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities or derivatives markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such securities investments may be valued at their fair values as determined according to the procedures approved by the Board. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuations.

WRIMCO has retained a third-party pricing service (the Service) to assist in fair valuing foreign securities and foreign derivatives (collectively, Foreign Securities), if any, held by the Portfolios. The Service conducts a screening process to indicate the degree of confidence, based on historical data, that the closing price in the principal market where a Foreign Security trades is not the current market value as of the close of the NYSE. For foreign securities where Waddell & Reed Services Company, each Portfolio’s transfer agent, doing business as WI Services Company (WISC), in accordance with guidelines adopted by the Board, believes, at the approved degree of confidence, that the price is not reflective of current market price, WISC may use the indication of fair value from the Service to determine the fair value of the Foreign Securities. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WISC regularly monitors and reports to the Board, the Service’s pricing of the Portfolio’s Foreign Securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event – thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation on a Portfolio is that the Portfolio’s NAV will be subject, in part, to the judgment of the Board or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a Portfolio purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing also may affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see “Market Timing Policy.”

SELLING SHARES

Shares of the Portfolios may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Portfolio or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Portfolio’s investments at the time of the redemption.

Because Policies may have different provisions with respect to the timing and method of redemptions, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

•	the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted

•	the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable

•	the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Trust

•	applicable laws and regulations otherwise permit the Trust to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within the Trust, also known as a transfer or an exchange privilege.

Market Timing Policy

The Portfolios are intended for long-term investment purposes. The Trust and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities also may increase the expenses of WISC and/or Waddell & Reed, thereby indirectly affecting the Portfolio’s shareholders.

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio, such as Ivy Funds VIP Global Natural Resources, Ivy Funds VIP International Growth or Ivy Funds VIP International Value, invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies, such as Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Small Cap Growth or Ivy Funds VIP Small Cap Value, or in a Portfolio that invests a significant portion of its assets in high-yield fixed income securities, such as Ivy Funds VIP High Income.

To discourage market timing activities by investors, the Trust’s Board has adopted a market timing policy and has approved the procedures of WISC, the Portfolios’ transfer agent, for implementing this policy. WISC’s procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WISC will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WISC typically reviews Portfolio share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WISC considers many factors, including (but not limited to) the frequency, size and/or timing of the investor’s transactions in Portfolio shares. If WISC identifies what it believes to be market timing activities, WISC and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases of Portfolio shares. The Portfolios also may restrict their exchange privileges in order to protect Portfolio shareholders. Transactions placed in violation of a Portfolio’s market timing policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WISC processes, there can be no assurance that the Portfolios’ and WISC’s policies and procedures will identify all trades or trading practices that may be considered market timing activity. WISC may modify its procedures for implementing the Portfolios’ market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WISC and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WISC make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by a Portfolio, Policyowners also may be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

A Portfolio’s market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner’s ability to engage in market timing activities, although there can be no assurance that a Portfolio will eliminate market timing activities.

Additional Compensation to Intermediaries

Waddell & Reed and/or its affiliates (collectively, W&R) may make payments for marketing, promotional or related services by:

•	Participating Insurance Companies for whose Policies the Portfolios are underlying investment options or

•	broker-dealers and other financial intermediaries that sell Policies that include the Portfolios as underlying investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Portfolios on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from W&R’s own legitimate profits and may be in addition to any Rule 12b-1 payments, if applicable, that are paid by the Portfolios. Because revenue sharing payments are paid by W&R, and not from the Portfolios’ assets, the amount of any revenue sharing payments is determined by W&R.

In addition to the revenue sharing payments described above, W&R may offer other incentives to sell Policies for which the Portfolios are investment options in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals.

The recipients of such incentives may include:

•	financial advisors affiliated with W&R;

•	broker-dealers and other financial intermediaries that sell such Policies and

•	insurance companies that include shares of the Portfolios as underlying investment options.

Payments may be based on current or past sales of Policies investing in shares of the Portfolios, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for a Participating Insurance Company or intermediary or their employees or associated persons to recommend a particular Policy for which the Portfolios are underlying investment options instead of recommending options offered by competing insurance companies.

In addition, W&R may compensate Participating Insurance Companies for administrative and shareholder services provided to Policyowners.

Notwithstanding the additional compensation described above, WRIMCO and all subadvisers to the Portfolios are prohibited from considering a broker-dealer’s sale of any of the Portfolios’ shares, or the inclusion of the Portfolios in a Policy provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for execution of Portfolio transactions.

Portfolio transactions nevertheless may be executed with broker-dealers who coincidentally may have assisted customers in the purchase of Policies for which the Portfolios are underlying investment options, issued by Participating Insurance Companies, although neither such assistance nor the volume of shares sold of the Portfolios or any affiliated investment company is a qualifying or disqualifying factor in WRIMCO’s or a subadvisor’s selection of such broker-dealer for portfolio transaction execution.

The Participating Insurance Company that provides your Policy also may provide similar compensation to broker-dealers and other financial intermediaries in order to promote the sale of such Policies. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net realized capital gains each year. Usually, a Portfolio distributes net investment income at the following times:

Declared daily and paid monthly:

Net investment income from Ivy Funds VIP Money Market

Declared and paid annually in May:

Net investment income from all other Portfolios and net realized long-term and/or short-term capital gains from all Portfolios

Dividends that are declared for a particular day are paid to shareholders of record at the close of business on the prior business day. However, dividends that are declared for Saturday and Sunday are paid to shareholders of record at the close of business on the preceding Thursday (or Wednesday if that Thursday is not a business day). Dividends are paid in additional full and fractional shares of the distributing Portfolio.

Ordinarily, shares are eligible to earn dividends starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term and/or short-term capital gains, if any, of each Portfolio, other than Ivy Funds VIP Money Market, are declared and paid annually in May in additional full and fractional shares of the distributing Portfolio. Distributions of net realized short-term capital gains of Ivy Funds VIP Money Market (which does not anticipate realizing any long-term capital gains) are declared daily and paid monthly in additional full and fractional shares of that Portfolio.

Federal tax laws require a Portfolio to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means a Portfolio should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a Portfolio, as well as capital gains realized by a Portfolio on the sale of its investment securities.

TAXES

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC), for Federal tax purposes. A Portfolio will be so treated if it meets specified Federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and gains it distributes to its shareholders.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are the Variable Accounts of the Participating Insurance Companies, will then be able to use a “look-through” rule in determining whether the Policies indirectly funded by the Portfolio meet the investment diversification rules that apply to those Accounts. If a Portfolio failed to meet those diversification rules, owners of Policies funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral. Accordingly, WISC monitors each Portfolio’s compliance with the applicable RIC qualification and Variable Account diversification rules.

You will find additional information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Variable Accounts, no further discussion is included here as to the Federal income tax consequences to the Portfolios’ shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for your Policy. Prospective investors are urged to consult with their tax advisors.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of each Portfolio’s shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. This information has been audited by                                 , whose Report of Independent Registered Public Accounting Firm, along with each Portfolio’s financial statements and financial highlights for the fiscal period ended December 31, 2009, is included in the Trust’s Annual Report to Shareholders, which is available upon request.

[INSERT FINANCIAL HIGHLIGHTS HERE]

[To Come]

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of each Portfolio’s expenses, including investment advisory fees and other Portfolio costs, on the Portfolio’s assumed returns over a ten-year period. These charts are provided pursuant to the NYAG Settlement, which is described in this Prospectus under “Regulatory Matters.”

Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Portfolio’s annual expense ratio stays the same throughout the ten-year period and that all dividends and other distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below. The charts do not reflect any fees and expenses imposed under the variable annuity contracts or variable life insurance policies through which the Portfolios are offered. If these fees and expenses were reflected, the hypothetical investment returns shown would be lower.

Ivy Funds VIP Asset Strategy
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Balanced
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Bond
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Core Equity
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Dividend Opportunities
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Energy
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Global Natural Resources
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Growth
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP High Income
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP International Growth
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP International Value
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Micro Cap Growth
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Mid Cap Growth
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Money Market
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Real Estate Securities
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Science and Technology
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Small Cap Growth
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Small Cap Value
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Value
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Pathfinder Aggressive
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Pathfinder Moderately Aggressive
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Pathfinder Moderate
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Pathfinder Moderately Conservative
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

Ivy Funds VIP Pathfinder Conservative
Annual expense ratio	%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1
2
3
4
5
6
7
8
9
10

Cumulative Total	$

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217

Underwriter

Waddell & Reed, Inc.

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

Transfer Agent

WI Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

Accounting Services Agent

WI Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

Our INTERNET address is:

http://www.waddell.com

PROSPECTUS Custodian UMB Bank, n. a. 928 Grand Boulevard Kansas City, Missouri 64106
Legal Counsel K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006

Independent Registered Public Accounting Firm

Investment Manager

Waddell & Reed Investment Management Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

Ivy Funds Variable Insurance Portfolios

PROSPECTUS

You can get more information about the Portfolios in--

•

the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

•

the Annual and Semiannual Reports to Shareholders, which detail each Portfolio’s actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios’ most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Trust or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report also may be requested at request@waddell.com. Additionally, the Prospectus, SAI and Annual and Semiannual Reports for the Portfolios are available on the Waddell & Reed website at www.waddell.com.

Information about the Trust (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC’s web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.5850.

WADDELL & REED, INC.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

888.WADDELL

The Trust’s SEC file number is: 811-5017.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

Ivy Funds VIP Asset Strategy

Ivy Funds VIP Balanced

Ivy Funds VIP Bond*

Ivy Funds VIP Core Equity

Ivy Funds VIP Dividend Opportunities

Ivy Funds VIP Energy

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Growth

Ivy Funds VIP High Income

Ivy Funds VIP International Growth

Ivy Funds VIP International Core Equity**

Ivy Funds VIP Micro Cap Growth

Ivy Funds VIP Mid Cap Growth

Ivy Funds VIP Money Market

Ivy Funds VIP Real Estate Securities

Ivy Funds VIP Science and Technology

Ivy Funds VIP Small Cap Growth

Ivy Funds VIP Small Cap Value

Ivy Funds VIP Value

Ivy Funds VIP Pathfinder Aggressive

Ivy Funds VIP Pathfinder Moderately Aggressive

Ivy Funds VIP Pathfinder Moderate

Ivy Funds VIP Pathfinder Moderately Conservative

Ivy Funds VIP Pathfinder Conservative

*	Effective April 1, 2010, Ivy Funds VIP Mortgage Securities merged into Ivy Funds VIP Bond.
**	Effective April 30, 2010, the name of the Portfolio was changed from Ivy Funds VIP International Value to Ivy Funds VIP International Core Equity.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

888-WADDELL

April 30, 2010

STATEMENT OF ADDITIONAL INFORMATION

Ivy Funds Variable Insurance Portfolios (Trust) is an open-end management investment company that currently consists of 24 separate series (each, a Portfolio, and, collectively, the Portfolios), which are listed above. This Statement of Additional Information (SAI) is not a prospectus. Investors should read this SAI in conjunction with the prospectus for the Trust dated

April 30, 2010 (Prospectus), which may be obtained, without charge, upon request, from the Trust or its underwriter, Waddell & Reed, Inc. (Waddell & Reed), at the address or telephone number shown above.

1

2

TRUST HISTORY

Ivy Funds Variable Insurance Portfolios was organized as a Delaware statutory trust on January 15, 2009, and is the successor to Ivy Funds Variable Insurance Portfolios, Inc., a Maryland corporation organized on December 2, 1986 (Corporation), pursuant to a reorganization on April 30, 2009. Each Portfolio is a series of the Trust and the successor to the corresponding series of the Corporation. On July 31, 2008, the Corporation changed its name from W&R Target Funds, Inc. The name of each Portfolio begins with “Ivy Funds VIP,” for example, Ivy Funds VIP Asset Strategy. Prior to July 31, 2008, the name of each Portfolio ended with “Portfolio,” for example, Asset Strategy Portfolio. Prior to July 31, 2008, Ivy Funds VIP International Growth was known as International Growth Portfolio, and prior to December 1, 2004, it was known as International II Portfolio. Prior to July 31, 2008, Ivy Funds VIP Dividend Opportunities was known as Dividend Income Portfolio. Effective March 29, 2010, Ivy Funds VIP Mortgage Securities merged into Ivy Funds VIP Bond.

THE PORTFOLIOS, THEIR INVESTMENTS, RELATED RISKS AND RESTRICTIONS

Each Portfolio is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified objective. Each Portfolio has its own objective(s) and investment policies. The Trust sells its shares only to the separate accounts of certain select insurance companies (Participating Insurance Companies) to fund certain variable life insurance policies and variable annuity contracts (Policies).

This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies the Trust’s investment manager, Waddell & Reed Investment Management Company (WRIMCO) or a Portfolio’s subadvisor, if applicable (as applicable, Investment Manager) may employ and the types of instruments in which a Portfolio may invest, in pursuit of the Portfolio’s objective(s). A summary of the risks associated with instrument types and investment practices is included as well.

The Investment Manager might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by a Portfolio’s investment policies and restrictions. The Investment Manager buys an instrument or uses a technique only if it believes that doing so will help a Portfolio achieve its objective(s). See Investment Restrictions for a listing of the fundamental and non-fundamental, or operating, policies.

Recent Market Events

Events in the financial sector during the past few years have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue. The U.S. government has taken numerous steps to alleviate certain of these market conditions. However, there is no assurance that such actions will be successful.

In addition to the turbulence in financial markets, reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market turbulence may have an adverse effect on the Portfolio.

Ivy Funds VIP Pathfinder Portfolios

Each of Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative, and Ivy Funds VIP Pathfinder Conservative (each, a Pathfinder Portfolio) is a fund of funds. Each invests primarily in a combination of other Portfolios that are not Pathfinder Portfolios (Underlying Funds), as described in the Prospectus.

Other Direct Investments of the Pathfinder Portfolios

Each Pathfinder Portfolio may invest directly in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), commercial paper and other short-term corporate obligations and other money market instruments, including repurchase agreements. Under normal circumstances, each Pathfinder Portfolio anticipates investments in these securities and instruments to be minimal.

3

Ivy Funds VIP Asset Strategy

Ivy Funds VIP Asset Strategy allocates its assets among investments in one or more of the following classes: stocks, bonds, and short-term instruments of issuers located throughout the world. WRIMCO may allocate the Portfolio’s investments among these types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively.

“Stocks” include domestic and foreign equity securities of all types (other than adjustable-rate preferred stocks, which are included in the bond class). WRIMCO seeks to maximize total return within this investment class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that WRIMCO believes to have superior growth potential and/or value potential. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

“Bonds” include all varieties of domestic and foreign fixed-income securities with remaining maturities greater than one year. WRIMCO seeks to maximize total return within the bond class by adjusting the Portfolio’s investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon securities, and other intermediate and long-term securities. WRIMCO intends to take advantage of yield differentials by considering the purchase or sale of instruments when differentials on spreads between various grades and maturities of such instruments approach extreme levels relative to long-term norms.

“Short-term instruments” include all types of domestic and foreign securities and money market instruments with remaining maturities of one year or less. WRIMCO seeks to maximize total return within the short-term asset class by taking advantage of yield differentials between different instruments, issuers, and currencies. Short-term instruments may include: corporate debt securities, such as commercial paper and notes; government securities issued by U.S. or foreign governments or their agencies or instrumentalities; bank deposits and other financial institution obligations; repurchase agreements involving any type of security in which the Portfolio may invest; and other similar short-term instruments.

Any of the securities in which the Portfolio invests may be denominated in U.S. dollars or in a foreign currency.

In making asset allocation decisions, WRIMCO typically evaluates projections of risk, market conditions, economic conditions, volatility, yields, and returns. As described above, the Portfolio has the flexibility to invest up to all of its assets in money market and other short-term investments, although it does not typically invest a substantial portion of its assets in these investments under normal circumstances. WRIMCO will typically increase the Portfolio’s investment in high-quality, short-term investments in order to increase the defensive positioning of the Portfolio. The Portfolio may also invest in derivative instruments for both defensive and speculative purposes. WRIMCO may invest up to 25% of the Portfolio’s total assets in precious metals, subject to the Portfolio’s limit on illiquid investments.

Ivy Funds VIP High Income

Ivy Funds VIP High Income may invest in certain high-yield, high-risk, non-investment grade debt securities, or junk bonds, which include bonds rated BB or below by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Investment Manager to be of comparable quality. The market for such securities may differ from that for investment grade debt securities. See the discussion below for information about the risks associated with non-investment grade debt securities. See Appendix A to this SAI for a description of bond ratings.

Ivy Funds VIP Money Market

Ivy Funds VIP Money Market may invest in the money market obligations and instruments listed below. As a money market fund that uses the amortized cost method of valuing its portfolio securities, the Portfolio must comply with Rule 2a-7 (Rule 2a-7) under the Investment Company Act of 1940, as amended (1940 Act). Under Rule 2a-7, investments are limited to those that are U.S. dollar-denominated and that are rated in one of the two highest rating categories by the requisite nationally recognized statistical ratings organization (NRSRO) or are comparable unrated securities. See Appendix A to this SAI for a description of some of these ratings. In addition, Rule 2a-7 limits investments in securities of any one issuer (except U.S. government securities) to no more than 5% of the Portfolio’s total assets. Investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities are limited to no more than 5% of the Portfolio’s total assets, with investment in such securities of any one issuer (except U.S. government securities) being limited to the greater of one percent of the Portfolio’s total assets or $1,000,000. In accordance with Rule 2a-7, the Portfolio may invest in securities with a remaining maturity of not more than 397 calendar days.

4

(1)	U.S. Government Securities: See the section entitled U.S. Government Securities.

(2) Bank Obligations and Instruments Secured Thereby: Subject to the limitations described above, time deposits, certificates of deposit, bankers’ acceptances and other bank obligations if they are obligations of a bank subject to regulation by the U.S. government (including obligations issued by foreign branches of these banks) or obligations issued by a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation. A bank includes commercial banks and savings and loan associations. Time deposits are monies kept on deposit with U.S. banks or other U.S. financial institutions for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case, the yield of these investments will be reduced.

(3) Commercial Paper Obligations Including Variable Rate Master Demand Notes: Commercial paper rated A-1 or A-2 by S&P, or Prime-1 or Prime-2 by Moody’s or, if not rated, of comparable quality and issued by a corporation in whose debt obligations the Fund may invest (see 4 below). S&P and Moody’s are among the NRSROs under Rule 2a-7. See Appendix A for a description of some of these ratings. A variable rate master demand note represents a purchasing/selling arrangement of short-term promissory notes under a letter agreement between a commercial paper issuer and an institutional investor.

(4) Corporate Debt Obligations: Corporate debt obligations if they are rated at least A by S&P or Moody’s. See Appendix A for a description of some of these debt ratings.

(5) Canadian Government Obligations: Obligations of, or obligations guaranteed by, the Government of Canada, a Province of Canada or any agency, instrumentality or political subdivision of that Government or any Province. The Portfolio will not invest in Canadian government obligations if more than 10% of the value of its total assets would then be so invested, subject to the diversification requirements of Rule 2a-7 applicable to Ivy Funds VIP Money Market. The Portfolio may not invest in Canadian government obligations if they are denominated in Canadian dollars.

(6) Certain Other Obligations: Obligations other than those listed in (1) through (5) (such as municipal obligations) only if any such other obligation is guaranteed as to principal and interest by either a bank in whose obligations the Portfolio may invest (see (2) above) or a corporation in whose commercial paper the Portfolio may invest (see (3) above) and otherwise permissible under Rule 2a-7.

The value of the obligations and instruments in which the Portfolio invests will fluctuate depending in large part on changes in prevailing interest rates. If these rates go up after the Portfolio buys an obligation or instrument, its value may go down; if these rates go down, its value may go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term debt obligations than on long-term obligations. Long-term obligations (which often have higher yields) may fluctuate in value more than short-term ones. Changes in interest rates will be more quickly reflected in the yield of a portfolio of short-term obligations than in the yield of a portfolio of long-term obligations.

Securities - General

The main types of securities in which the Portfolios may invest, subject to their respective investment policies and restrictions, may include common stocks, preferred stocks, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The equity securities in which a Portfolio invests may include preferred stock that converts into common stock. A Portfolio may invest in preferred stock rated in any rating category of the NRSROs or, if unrated, judged by the Investment Manager to be of comparable quality, subject to the Portfolio’s investment policies and restrictions. In the case of a “split-rated” security, which results when NRSROs rate the security at different rating levels (for example, BBB by S&P and Ba by Moody’s), it is each Portfolio’s general policy to classify such security at the higher rating level where, in the judgment of the Investment Manager such classification reasonably reflects the security’s quality and risk. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Subject to its investment policies and restrictions, a Portfolio may invest in debt securities rated in any rating category of the established rating services, including securities rated in the lowest category (securities rated D by S&P or C by Moody’s). Debt securities rated D by S&P or C by Moody’s are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or Baa by Moody’s are considered to be investment grade debt securities; however, securities rated BBB or Baa may have speculative characteristics. In addition, a Portfolio will treat unrated securities judged by the Investment Manager to be of comparable quality to a rated security as having that rating.

5

Lower-quality debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, the Investment Manager’s research and credit analysis are an especially important part of managing securities of this type held by a Portfolio. The Investment Manager continuously monitors the issuers of lower-rated debt securities in the Portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Trust may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the shareholders of each affected Portfolio.

While credit ratings are only one factor the Investment Manager relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Portfolio may retain a portfolio security whose rating has been changed.

Subject to its investment policies and restrictions, a Portfolio may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

Subject to its investment policies and restrictions, a Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the security’s offering document. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying stock, sell it to a third party or permit the issuer to redeem the security. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. Thus, any of these actions could have an adverse effect on a Portfolio’s ability to achieve its investment objectives.

Subject to its investment policies and restrictions, a Portfolio may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer’s common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer’s common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, however, the market value of the convertible preferred stock is less volatile than the related common stock of the issuer.

6

Specific Securities and Investment Practices—each Portfolio except the Pathfinder Portfolios

Borrowing

Each Portfolio may borrow money for temporary, extraordinary or emergency purposes, only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have reduced net investment income during periods of outstanding borrowings. If a Portfolio does borrow money, its share price may be subject to greater fluctuation until the borrowing is paid off.

Banking Industry and Savings and Loan Obligations

Certificates of deposit are certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers’ acceptances, a Portfolio may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Portfolio’s investments in certificates of deposit, time deposits, and bankers’ acceptance are limited to obligations of (i) U.S. banks having total assets in excess of $500,000,000 (as of the date of their most recent financial statements at the time of investment), (ii) U.S. banks which do not meet the $500,000,000 asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (FDIC), (iii) savings and loan associations which have total assets in excess of $500,000,000 and which are members of the FDIC, and (iv) foreign banks if the obligation is, in the opinion of the Investment Manager, of an investment quality comparable to other debt securities which may be purchased by the Portfolio. Each Portfolio’s investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $500,000,000 and whose deposits are insured by the FDIC. Bank deposits are not marketable, and a Portfolio may invest in them subject to its investment restrictions regarding illiquid investments, unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Foreign Securities and Currencies

Subject to its investment policies and restrictions, a Portfolio may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depositary receipts (ADRs), in registered form, are U. S. dollar-denominated receipts typically issued by a U.S. bank representing ownership of a specific number of shares in a non-U.S. corporation. ADRs are quoted and traded in U.S. dollars in the U.S. securities market. An ADR is sponsored if the original issuing company has selected a single U.S. bank to serve as its U.S. depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs must also provide their ADR investors with English translations of company information made public in their own country of domicile. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on U.S. stock exchanges. Investments in ADRs are not considered or counted toward a Portfolio’s limitation on its investments in foreign securities. Unsponsored ADRs are typically created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for U.S. stock exchange listings, and they do not generally include voting rights. Global depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders.

7

The Investment Manager believes that investing in foreign securities involves investment opportunities as well as risks. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and the value of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. The Investment Manager believes that a Portfolio’s ability to invest its assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Investment Manager will be able to anticipate these potential events or counter their effects.

Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

As a general rule, the country designation for a security for purposes of a Portfolio’s investment policies and restrictions regarding foreign securities is the issuer’s country of domicile, as indicated by a third-party source (for example, Bloomberg). However, pursuant to its procedures, the Investment Manager may request a different country designation due to certain identified circumstances. For example, an issuer’s country designation could be changed to: (i) the country in which the security is principally traded (determined based on a percentage of the total volume traded); or (ii) the country from which the issuer, during the issuer’s most recent fiscal year, derived at least 50% of its revenues or profits (from goods produced or sold, investments made, or services performed); (iii) the country where the issuer has at least 50% of its assets; or (iv) the country under whose laws the guarantor of the security is organized. The request to change a security’s country designation must be delivered to the Portfolios’ Treasurer and to the Portfolios’ Chief Compliance Officer (CCO) for approval.

Investments in obligations of domestic branches of foreign banks will be considered domestic securities if the Investment Manager has determined that the nature and extent of Federal and state regulation and supervision of the branch in question are substantially equivalent to Federal or state-chartered domestic banks doing business in the same jurisdiction.

Subject to its investment policies and restrictions, a Portfolio may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts. The Portfolios may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See, Options, Futures and Other Strategies - Forward Currency Contracts.

Foreign Currencies. Investment in foreign securities usually will involve currencies of foreign countries. Moreover, subject to its investment policies and restrictions, a Portfolio (other than Ivy Funds VIP Money Market) may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of a Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Portfolio may incur costs in connection with conversions between various currencies. Although each Portfolio’s custodian values the Portfolio’s assets daily in terms of U.S. dollars, the Portfolio does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. Each Portfolio will conduct its foreign currency exchange transactions either on a spot (that is, cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

8

Because a Portfolio may be invested in both U.S. and foreign securities markets, changes in the Portfolio’s share price may have a low correlation with movements in U.S. markets. Each Portfolio’s share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Portfolio’s investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which a Portfolio’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio.

A Portfolio usually effects currency exchange transactions on a spot (that is, cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange will be incurred when the Portfolio converts assets from one currency to another. Further, a Portfolio may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. For example, in order to realize the value of a foreign investment, a Portfolio must convert that value, as denominated in its foreign currency, into U.S. dollars using the applicable currency exchange rate. The exchange rate represents the current price of a U.S. dollar relative to that foreign currency; that is, the amount of such foreign currency required to buy one U.S. dollar. If a Portfolio holds a foreign security which has appreciated in value as measured in the foreign currency, the level of appreciation actually realized by the Portfolio may be reduced or even eliminated if the foreign currency has decreased in value relative to the U.S. dollar subsequent to the date of purchase. In such a circumstance, the cost of a U.S. dollar purchased with that foreign currency has gone up and the same amount of foreign currency purchases fewer dollars than at an earlier date.

Emerging Market Securities. The risks of investing in foreign countries are intensified in developing countries, or emerging markets. A developing country is a nation that, in the Investment Manager’s opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

The Investment Manager considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Currently, it is generally agreed that the countries not included in this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, Switzerland, Greece, Luxembourg, Portugal and South Korea. In addition, developing market securities means (i) securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such developing market countries or sales made in such developing market countries or (iii) securities of companies organized under the laws of, and with a principal office in, a developing market country. Ivy Funds VIP International Core Equity will, under normal market conditions, invest at least 65% of its total assets in at least three different countries outside the U.S.

Some of the risks to which a Portfolio may be exposed by investing in securities of emerging markets are: restrictions placed by the government of a developing country related to investment, exchange controls, and repatriation of the proceeds of investment in that country; fluctuation of a developing country’s currency against the U.S. dollar; unusual price volatility in a developing country’s securities markets; government involvement in the private sector, including government ownership of companies in which the Portfolio may invest; limited information about a developing market; high levels of tax levied by developing countries on dividends, interest and capital gains; the greater likelihood that developing markets will experience more volatility in inflation rates than developed markets; the greater potential that securities purchased by the Portfolio in developing markets may be fraudulent or counterfeit due to differences in the level of regulation, disclosure requirements and recordkeeping practices in those markets; risks related to the liquidity and transferability of investments in certain instruments, such as loan participations, that may not be considered “securities” under local law; settlement risks, including potential requirements for the Portfolio to render payment prior to taking possession of portfolio securities in which it invests; the possibility of nationalization, expropriation or confiscatory taxation; favorable or unfavorable differences between individual foreign economies and the U.S. economy, such as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position; additional costs associated with any investment in non-U.S. securities, including higher custodial fees than typical U.S. custodial arrangements, transaction costs of foreign currency conversions and generally higher commission rates on portfolio transactions than prevail in U.S. markets; greater social, economic and political instability, including the risk of war; lack of availability of currency hedging or other risk management techniques in certain developing countries; the fact that companies in developing countries may be newly organized and may be smaller and less seasoned; differences in accounting, auditing and financial reporting standards; the heightened risks associated specifically with establishing record ownership and custody of Russian and other Eastern European securities; and limitations on obtaining and enforcing judgments against non-U.S. residents.

9

Foreign Sovereign Debt Obligations. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Illiquid Investments

Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

(1)	repurchase agreements not terminable within seven days;

(2)	restricted securities not determined to be liquid pursuant to guidelines established by the Trusts’ Board of Trustees;

(3)	non-government stripped fixed-rate mortgage-backed securities;

(4)	bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;

(5)	over-the-counter (OTC) options (options not traded on an exchange) and their underlying collateral;

(6)	securities for which market quotations are not readily available;

(7)	securities involved in swap, cap, floor and collar transactions; and

(8)	direct debt instruments.

The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

10

If through a change in values, net assets, or other circumstances, a Portfolio were in a position where more than 15% (10% for Ivy Funds VIP Money Market) of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

WRIMCO believes that, in general, it is in the best interest of a Portfolio to be able to invest in illiquid securities up to the maximum allowable under the Portfolio’s investment restriction on illiquid investments. WRIMCO believes that the risk of investing in illiquid securities is manageable considering the availability of certain securities that currently are considered illiquid but have widely established trading markets. For example, there has been significant growth in the types and availability of structured products, including: asset backed securities (which also include many mortgage-backed securities), collateralized bond obligations, collateralized mortgage obligations, collateralized debt obligations and commercial mortgage-backed securities. Since many of these securities are initially offered as individual issues, they are often deemed illiquid. See Mortgage-Backed and Asset-Backed Securities for more information on these types of securities.

Credit derivatives, such as credit default swaps, have also grown in both popularity and availability over the past few years. See “Swaps, Caps, Collars and Floors” in the section entitled Options, Futures and Other Strategies for more information about credit default swaps.

As well, it has become easier for institutional investors to structure their own investments. For example, if the Investment Manager desired Korean exposure for a Portfolio, instead of following difficult procedures for direct investment, the Investment Manager could, instead, invest in a specialized OTC bond or other instrument with an investment banker which would pay the same as the return on the Korean bond market without having to physically invest in the Korean market.

Income Trusts

Ivy Funds VIP Energy may invest in income trusts, typically Canadian royalty trusts. An income trust generally is a Canadian investment trust that typically holds real estate or assets used in the oil or gas industry, that are income producing, the income from which is passed on to its security holders. The main attraction of an income trust is its ability to generate constant cash flows. Income trusts have the potential to deliver higher yields than bonds. During periods of low interest rates, income trusts may achieve higher yields compared with cash investments. During periods of increasing rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates.

Income trusts are structured to avoid taxes at the entity level. In a traditional corporate tax structure, net income is taxed at the corporate level and again as dividends in the hands of the investor. Under current law, an income trust generally pays no Canadian tax on earnings distributed directly to its security holders and, if properly structured, should not be subject to U.S. Federal income tax. This flow-through structure means that the distributions to income trust investors are generally higher than dividends from an equivalent corporate entity.

Despite the potential for attractive regular payments, income trusts are equity investments, not fixed income securities, and they share many of the risks inherent in stock ownership. In addition, an income trust may lack diversification, as such trusts are primarily invested in real estate, oil and gas, pipelines, and other infrastructure; potential growth may be sacrificed because revenue is passed on to security holders, rather than reinvested in the business. Income trusts do not guarantee minimum distributions or even return of capital; therefore, if the business starts to lose money, the trust can reduce or even eliminate distributions. The tax structure of income trusts described above, which would allow income to flow through to investors and be taxed only at the investor level, could be challenged under existing laws, or the tax laws could change. For example, on October 31, 2006, the Canadian Finance Minister announced plans to introduce a tax on Canadian income trusts, which plans were implemented in the Canadian federal budget for the 2007-2008 fiscal year introduced on March 19, 2007; that announcement resulted in a massive sell-off on Toronto markets of shares of income trusts (especially oil and gas trusts).

Indexed Securities

Each Portfolio may purchase indexed securities, subject to its operating policies regarding derivative instruments. Indexed securities are securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Subject to the requirements of Rule 2a-7, Ivy Funds VIP Money Market may purchase securities the value of which varies in relation to the value of financial indicators such as other securities, securities indexes or interest rates, as long as the indexed securities are U.S. dollar-denominated. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific index, instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

11

Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. The Investment Manager will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks or as a separate asset class for purposes of a Portfolio’s investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Initial Public Offerings

Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Portfolio may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Portfolio’s holdings as the Portfolio’s assets increase (and thus have a more limited effect on the Portfolio’s performance).

Investment Company Securities

Each Portfolio (other than Ivy Funds VIP Money Market) may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act, except that a Portfolio in which a Pathfinder Portfolio invests may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act. As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees, therefore, if a Portfolio acquires shares of an investment company, the Portfolio’s shareholders would bear both their proportionate share of expenses of the Portfolio (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

Closed-end Investment Companies. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values (NAVs). Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. The 1940 Act restrictions on investments in securities of other investment companies may limit opportunities for some of the Portfolios otherwise permitted to invest in foreign securities, to invest indirectly in certain developing markets.

Exchange-Traded Funds. A Portfolio may invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and commodities without investing in them directly. For example, a Portfolio may invest in S&P 500 Depositary Receipts (SPDRs), which track the S&P 500 Index; S&P MidCap 400 Depositary Receipts (MidCap SPDRs), which track the S&P MidCap 400 Index; and “Dow Industrial Diamonds,” which track the Dow Jones Industrial Average, or in other ETFs which track indexes, provided that such investments are consistent with the Portfolio’s investment objective(s) as determined by the Investment Manager. Each of these securities represents shares of ownership of a long-term unit investment trust that typically holds a proportionate amount of shares of all of the stock included in the relevant underlying index. Since most ETFs are a type of investment company, the Portfolio’s purchases of ETF shares are subject to their non-fundamental investment restrictions regarding investments in other investment companies.

An ETF’s shares have a market price that approximates the NAV of the ETF’s portfolio, which is designed to track the designated index or the NAV of the underlying basket of commodities or commodities futures, as applicable. ETF shares are exchange-traded. As with other equity transactions, brokers charge a commission in connection with the purchase shares of ETFs. In addition, an asset management fee is charged against the assets of the ETF (which is in addition to the investment management fee paid by the Portfolio).

12

Trading costs for ETFs are somewhat higher than those for stock index futures contracts, but, because ETFs trade like other exchange-listed equities, they represent a quick and convenient method of maximizing the use of a Portfolio’s assets to track the return of a particular stock index.

Investments in an ETF generally present the same primary risks as investments in a conventional fund, which is not exchange-traded. The price of an ETF can fluctuate, and a Portfolio could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF’s shares may trade at a premium or discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Lending Securities

For the purpose of realizing additional income or offsetting expenses, each Portfolio may (but currently does not intend to) make secured loans of portfolio securities up to the maximum amount of its total assets allowed under the 1940 Act (currently, one-third of total assets which, for purposes of this limitation, include the value of collateral received in return for securities lent). If a Portfolio lends securities, the borrower pays the Portfolio an amount equal to the dividends or interest on the securities that the Portfolio would have received if it had not lent the securities. The Portfolio also receives additional compensation. Under a Portfolio’s securities lending procedures, the Portfolio may lend securities only to broker-dealers and financial institutions deemed creditworthy by the Investment Manager. The creditworthiness of entities to which a Portfolio makes loans of portfolio securities is monitored by WRIMCO throughout the term of the loan.

Any securities loans that a Portfolio makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Portfolio must receive collateral equal to no less than 100% of the market value of the securities loaned. Under the present Guidelines, the collateral must consist of cash or U.S. government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Portfolio to receive interest on the investment of the cash collateral or to receive interest on the U.S. government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

The letters of credit that a Portfolio may accept as collateral are agreements by banks (other than the borrowers of the Portfolio’s securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Portfolio, while the letter is in effect, amounts demanded by the Portfolio if the demand meets the terms of the letter. The Portfolio’s right to make this demand secures the borrower’s obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Portfolio’s custodian bank) must be satisfactory to the Investment Manager.

The Portfolios will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Portfolio within five business days after the Portfolio gives notice to do so. If the Portfolio loses its voting rights on securities loaned, it will not be able to have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. A Portfolio may pay reasonable finder’s, administrative and custodian fees in connection with loans of securities.

Some, but not all, of these rules are necessary to meet regulatory requirements relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote, as to: (1) whom securities may be loaned; (2) the investment of cash collateral; or (3) voting rights.

There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, as well as risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower fail financially.

13

Loans and Other Direct Debt Instruments

Loan Participations. Subject to their respective investment policies and restrictions, the Portfolios may purchase loan participations (sometimes called bank loans). Loan participations are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, or investment banks). Purchasers of participation interests do not have any direct contractual relationship with the borrower. Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. In an assignment, the Portfolio purchases an assignment of a portion of a lender’s interest in a loan. In this case, the Portfolio may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant. Most loan participations are secured, and most impose restrictive covenants that must be met by the borrower. These loans typically are made by a syndicate of banks and institutional investors, represented by an agent bank that has negotiated and structured the loan and that is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and pre-funded or synthetic letters of credit.

A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by a Portfolio to receive scheduled interest or principal payments on a loan would adversely affect the income of the Portfolio and would likely reduce the value of its assets, which would be reflected in a reduction in the Portfolio’s NAV. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing as assignment in a loan. In selecting the loans in which a Portfolio will invest, however, the Investment Manager will not rely on that credit analysis of the agent bank but will perform its own investment analysis of the borrowers. The Investment Manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of the loans the Portfolio will invest in will be rated by one or more NRSROs. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Portfolio’s credit quality policy. Some floating rate loans and other debt securities are not rated by any NRSRO. Historically, floating rate loans have not been registered with the Securities and Exchange Commission (SEC) or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

Corporate loans in which a Portfolio may purchase a loan assignment are made generally to provide bridge loans (temporary financing), finance internal growth, mergers, acquisitions (acquiring another company), recapitalizations (reorganizing the assets and liabilities of a borrower), stock purchases, leverage buy-outs (taking over control of a company), dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by a Portfolio will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. A Portfolio may hold investments in loans for a very short period of time when opportunities to resell the investments that the Investment Manager believes are attractive arise.

14

Certain of the loans acquired by a Portfolio may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Portfolio would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the Portfolio is committed to make additional loans under such an assignment, it will at all times, designate cash or securities in an amount sufficient to meet such commitments. A revolving credit facility may require the Portfolio to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

Notwithstanding its intention in certain situations to not receive material non-public information with respect to its management of investments in floating rate loans, the Investment Manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held by a Portfolio. Possession of such information may in some instances occur despite the Investment Manager’s efforts to avoid such possession, but in other instances, the Investment Manager may choose to receive such information (for example, in connection with participation in a creditor’s committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Investment Manager’s ability to trade in these loans for the account of a Portfolio could potentially be limited by its possession of such information. Such limitations on the Investment Manager’s ability to trade could have an adverse effect on a Portfolio by, for example, preventing the Portfolio from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the Investment Manager may hold other securities issued by borrowers whose floating rate loans may be held by a Portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held by the Portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the Investment Manager may owe conflicting fiduciary duties to the Portfolio and other client accounts. the Investment Manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Investment Manager’s client account collectively held only a single category of the issuer’s securities.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent’s general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower’s bankruptcy or insolvency, the borrower’s obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser’s security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

15

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower’s cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the Federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate (LIBOR), the Certificate of Deposit (CD) Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower.

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans’ values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower’s financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal’s being reinvested in floating rate loans with lower yields.

A Portfolio limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the Portfolio’s investment restrictions). For purposes of these restrictions, a Portfolio generally will treat the borrower as the “issuer” of indebtedness held by the Portfolio. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a Portfolio and the borrower, if the participation interest does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund’s ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Direct Debt Instruments. A Portfolio may invest in direct debt instruments, subject to its policies and restrictions regarding the quality of debt securities. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio’s share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and principal when due.

16

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Portfolio relies on research by the Investment Manager in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Portfolio were determined to be subject to the claims of the agent’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Investments in direct debt instruments may entail less legal protection for the Portfolio. Direct indebtedness purchased by the Portfolio may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Portfolio to pay additional cash on demand. These commitments may have the effect of requiring the Portfolio to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid. The Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments. Other types of direct debt instruments, such as loans through direct assignment of a financial institution’s interest with respect to a loan, may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

A Portfolio limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limitations, the Portfolio generally will treat the borrower as the issuer of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Master Limited Partnerships

Subject to their respective investment policies and restrictions, the Portfolios may invest in master limited partnerships (MLPs). An MLP is a limited partnership (or similar entity), the interests in which are publicly traded. MLP units are generally registered with the SEC and are freely traded on a securities exchange or in the OTC market. Many MLPs operate in the oil and gas industries, including energy processing and distribution. MLPs often are pass-through entities or businesses that are taxed at the security holder level and generally are not subject to Federal or state income tax at the entity level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its security holders. Distributions from an MLP may consist in part of a return of capital. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of an MLP.

Investing in MLPs generally is subject to risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. (For example, owners of common units in an MLP may have limited voting rights and no ability to elect directors.) Although unitholders of an MLP are generally limited in their liability, similar to a corporation’s shareholders, creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to the unitholder even after the units are sold.

17

MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or geographic region are subject to the risks associated with such industry or region (such as the risks associated with investing in the real estate or oil and gas industries). Investments held by an MLP may be relatively illiquid, limiting the MLP’s ability to vary its portfolio promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Money Market Instruments

Money market instruments are high-quality, short-term debt instruments that generally present minimal credit risk. They may include U.S. government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

Mortgage-Backed and Asset-Backed Securities

Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The U.S. government mortgage-backed securities in which the Portfolios may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by Fannie Mae, Government National Mortgage Association (Ginnie Mae) or Freddie Mac. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

The Portfolios may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and a Portfolio may invest in them if the Investment Manager determines that such investments are consistent with the Portfolio’s objective(s) and investment policies.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor’s initial investment, even if the security is guaranteed by the U.S. government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

18

Special Characteristics of Mortgage-Backed and Asset-Backed Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage-backed securities to fluctuate rapidly. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Direct Investments In Mortgages - Whole Loans. Mortgage Securities Portfolio and Real Estate Securities Portfolio may each invest up to 10% of the value of its net assets directly in mortgages securing residential or commercial real estate (that is, the Portfolio becomes the mortgagee). Such investments are not “mortgage-related securities” as described above. They are normally available from lending institutions which group together a number of mortgages for resale (usually from 10 to 50 mortgages) and which act as servicing agent for the purchaser with respect to, among other things, the receipt of principal and interest payments. (Such investments are also referred to as “whole loans”.) The vendor of such mortgages receives a fee from a Portfolio for acting as servicing agent. The vendor does not provide any insurance or guarantees covering the repayment of principal or interest on the mortgages. Unlike pass-through securities, whole loans constitute direct investment in mortgages inasmuch as a Portfolio, rather than a financial intermediary, becomes the mortgagee with respect to such loans purchased by the Portfolio. At present, such investments are considered to be illiquid by the Investment Manager. The Portfolio will invest in such mortgages only if the Investment Manager has determined through an examination of the mortgage loans and their originators (which may include an examination of such factors as percentage of family income dedicated to loan service and the relationship between loan value and market value) that the purchase of the mortgages should not represent a significant risk of loss to the Portfolio.

19

Mortgage Dollar Rolls

In connection with its ability to purchase securities on a when-issued or forward commitment basis, each of Mortgage Securities Portfolio and Real Estate Securities Portfolio may enter into mortgage “dollar rolls” in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. In a mortgage dollar roll, a Portfolio gives up the right to receive principal and interest paid on the securities sold. However, a Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Portfolio compared with what such performance would have been without the use of mortgage dollar rolls. A Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the ability of the Investment Manager to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. In addition, the use of mortgage dollar rolls by a Portfolio while remaining substantially fully invested increases the amount of the Portfolio’s assets that are subject to market risk to an amount that is greater than the Portfolio’s NAV, which could result in increased volatility of the price of the Portfolio’s shares.

For financial reporting and tax purposes, mortgage dollar rolls are considered as two separate transactions: one involving the sale of a security and a separate transaction involving a purchase. The Portfolios do not currently intend to enter into mortgage dollar rolls that are accounted for as a “financing” rather than as a separate sale and purchase transactions.

Municipal Obligations

Municipal obligations are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main kinds of municipal bonds are general obligation bonds and revenue bonds. The issuer of a general obligation bond has pledged its full faith, credit and taxing power for the payment of principal and interest on the bond. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source. Private activity bonds are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Their credit quality is generally dependent on the credit standing of the company involved.

Natural Resources and Physical Commodities

Since Energy Portfolio may invest a portion of its assets, and Global Natural Resources Portfolio normally invests a substantial portion of its assets, in securities of companies engaged in natural resources activities, these Portfolios may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of a Portfolio’s securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. In selecting a Portfolio’s investments, the Investment Manager will consider each company’s ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company’s failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the U.S. are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

20

Generally, energy commodities, such as coal, natural gas and crude oil, have distinctly higher volatility than other types of commodities, due in part to real time pricing and cross-commodity arbitrage described below. In purchasing related securities, the Investment Manager considers the integration of derivatives and physical trades for risk management in a real-time environment in order to meet the demands of the marketplace. As well, scheduling receipts, deliveries and transmission of a commodity can all impact investments in commodities.

Energy commodities have unique market risks and physical properties which can affect the available supply. Factors unique to energy commodities include: research and development, location, recovery costs, transportation costs, conversion costs, and storage costs, as well as global demand and other events that can affect demand such as war, weather and alternative energy sources. Natural gas and crude oil are especially susceptible to changes in supply and global demand.

As well, an investor in commodities must be able to manage cross-commodity arbitrage, that is, the ability to determine positions stated in equivalent units of measure (Btu units). When assessing an investment opportunity – in coal, natural gas or crude oil– this calculation can be critical in determining the success an investor has when calculating how a trade breaks down into a single common denominator. Coal tolling, for instance, involves the conversion of coal to electricity for a fee. The tolling of coal gives marketers, suppliers and generators another arbitrage opportunity if there is a disparity between coal and electricity prices while providing some added liquidity between the two commodities.

Principal risks of investing in certain types of commodities include:

•	Cross-commodity arbitrage can negatively impact a Portfolio’s investments;

•

Fluctuations in demand can negatively impact individual commodities: alternative sources of energy can create unforeseen competition; changes in weather can negatively affect demand; and global production can alter demand and the need for specific sources of energy;

•

Fluctuations in supply can negatively impact individual commodities: transportation costs, research and development, location, recovery/retrieval costs, conversion costs, storage costs and natural disasters can all adversely impact different investments and types of energy;

•	Environmental restrictions can increase costs of production;

•	Restrictions placed by the government of a developing country related to investment, exchange controls, and repatriation of the proceeds of investment in that country;

•	War can limit production or access to available supplies and/or resources.

Investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of a Portfolio’s holdings, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation or depreciation on such investments. A Portfolio may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When a Portfolio purchases a precious metal or other physical commodity, the Investment Manager currently intends that it will only be in a form that is readily marketable. To qualify as a RIC under the Federal tax law, a Portfolio may not earn more than 10% of its yearly gross income from gains resulting from selling precious metals or any other physical commodity (or options on futures contracts thereon unless the gain is realized from certain hedging transactions). See Taxation of the Portfolios. Accordingly, a Portfolio may be required to hold its precious metals or sell them at a loss, or to sell its securities at a gain, when for investment reasons it would not otherwise do so.

The ability of a Portfolio, for defensive purposes, to purchase and hold precious metals such as gold, silver and platinum may allow it to benefit from a potential increase in the price of precious metals or stability in the price of such metals at a time when the value of securities may be declining. For example, during periods of declining stock prices, the price of gold may increase or remain stable, while the value of the stock market may be subject to a general decline.

Precious metal prices are affected by various factors, such as economic conditions, political events and monetary policies. As a result, the price of gold, silver or platinum may fluctuate widely. The sole source of return to a Portfolio from such investments will be gains realized on sales; a negative return will be realized if the metal is sold at a loss. Investments in precious metals do not provide a yield. A Portfolio’s direct investment in precious metals is limited by tax considerations. See Taxation of the Portfolios.

21

Options, Futures and Other Strategies

General. The Investment Manager may use certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge a Portfolio’s investments. The strategies described below may be used in an attempt to manage the risks of a Portfolio’s investments that can affect fluctuation in its NAV.

Generally, a Portfolio (other than Ivy Funds VIP Money Market) may purchase and sell any type of Financial Instrument. However, as an operating policy, a Portfolio will only purchase or sell a particular Financial Instrument if the Portfolio is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since each Portfolio (other than Ivy Funds VIP Money Market) is authorized to invest in foreign securities denominated in other currencies, each such Portfolio may purchase and sell foreign currency derivatives.

Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Portfolio’s portfolio. Thus, in a short hedge, the Portfolio takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Portfolio intends to acquire. Thus, in a long hedge, the Portfolio takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Portfolio does not own a corresponding security and, therefore, the transaction does not relate to a security the Portfolio owns. Rather, it relates to a security that the Portfolio intends to acquire. If the Portfolio does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Portfolio’s holdings is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Portfolio owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Portfolio has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (CFTC). The Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and the regulations thereunder and, therefore, is not subject to registration or regulation as a commodity pool operator under such Act. In addition, a Portfolio’s ability to use Financial Instruments may be limited by tax considerations. See Taxation of the Portfolios.

In addition to the instruments, strategies and risks described below, the Investment Manager expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as new techniques are developed, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Investment Manager may utilize these opportunities to the extent that they are consistent with a Portfolio’s objective(s) and permitted by a Portfolio’s investment policies and restrictions and applicable regulatory authorities. A Portfolio might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow:

(1) Successful use of most Financial Instruments depends upon the ability of the Investment Manager to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

22

(2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio’s current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio’s other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio’s investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Portfolio entered into a short hedge because the Investment Manager projected a decline in the price of a security in the Portfolio’s holdings, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not attempted to hedge at all.

(4) As described below, a Portfolio might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (that is, Financial Instruments other than purchased options). If the Portfolio were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Portfolio’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time.

(5) A Portfolio’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Portfolio.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Portfolio to an obligation to another party. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio’s assets to cover or to segregated accounts could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

23

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Portfolio to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Portfolio would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Portfolio will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

A Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Portfolio may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Portfolio may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Portfolio to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that a Portfolio may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the Portfolio. An optional delivery standby commitment gives a Portfolio the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Risks of Options on Securities. Options offer large amounts of leverage, which will result in a Portfolio’s NAV being more sensitive to changes in the value of the related instrument. Each Portfolio may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Portfolio and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Portfolio purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction.

A Portfolio’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

If a Portfolio were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

24

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio’s exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Portfolio could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer will not learn of the assignment until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Portfolio great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Generally, OTC foreign currency options used by a Portfolio are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

In addition, futures contract strategies can be used to manage the average duration of a Portfolio’s fixed-income portfolio. If the Investment Manager wishes to shorten the average duration of a Portfolio’s fixed-income portfolio, the Portfolio may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the Investment Manager wishes to lengthen the average duration of a Portfolio’s fixed-income portfolio, the Portfolio may buy a debt futures contract or a call option thereon, or sell a put option thereon.

25

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Portfolio is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio’s obligations to or from a futures broker. When a Portfolio purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Portfolio purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Portfolio were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the Investment Manager may still not result in a successful transaction. The Investment Manager may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

26

Index Futures. The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a Portfolio’s holdings diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, a Portfolio may buy or sell index futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Portfolio has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

Where index futures contracts are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

To the extent that a Portfolio enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Portfolio’s holdings, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Portfolio’s total assets that are at risk in futures contracts, options on futures contracts and currency options.

Foreign Currency Hedging Strategies — Special Considerations. Each Portfolio (other than Ivy Funds VIP Money Market) may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts (forward currency contracts), as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Portfolio’s securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Portfolio might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Portfolio may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which the Investment Manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Portfolio could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

27

Forward Currency Contracts. Each Portfolio (other than Ivy Funds VIP Money Market) may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long hedges; for example, a Portfolio may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Portfolio may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

A Portfolio may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Portfolio owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Portfolio could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Portfolio also may use forward currency contracts to attempt to enhance income or yield. The Portfolio could use forward currency contracts to increase its exposure to foreign currencies that the Investment Manager believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Portfolio owned securities denominated in a foreign currency and the Investment Manager believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Forward currency contracts are individually negotiated and privately traded by currency traders and their customers. These forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency; such foreign cross-currency contracts may be considered a hedging rather than a speculative strategy if the Portfolio’s commitment to purchase the new (more favorable) currency is limited to the market value of the Portfolio’s securities denominated in the old (less favorable) currency. Because these transactions are not entered into for hedging purposes, the Portfolio’s custodian bank maintains, in a separate account of the Portfolio, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis. The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain.

The cost to a Portfolio of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Portfolio enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Portfolio will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Portfolio might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

28

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Investment Manager believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Portfolio will be served.

Successful use of forward currency contracts depends on the skill of the Investment Manager in analyzing and predicting currency values. Forward currency contracts may substantially change a Portfolio’s exposure to changes in currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Investment Manager anticipates. There is no assurance that WRIMCO’s or a subadvisor’s use of forward currency contracts will be advantageous to a Portfolio or that the Investment Manager will hedge at an appropriate time.

Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Turnover. A Portfolio’s options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Portfolio, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Portfolio has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Portfolio may also cause the sale of related investments, also increasing turnover; although such exercise is within the Portfolio’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. Each Portfolio (other than Ivy Funds VIP Money Market) may enter into swaps, including caps, floors and collars, for any legal purpose consistent with its investment objective(s) and policies, including to attempt: to obtain or preserve a particular return or a spread on a particular investment or portion of its portfolio; to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date; to protect against currency fluctuations; as a duration management technique; to enhance income or capital gains; or to gain exposure to certain markets in an economical way.

A swap agreement is a derivative in the form of a bilateral financial contract under which the Portfolio and another party, normally a bank, broker-dealer or one of their affiliates, agree to make or receive payments at specified dates based on a specified “notional” amount. Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, foreign currency swaps, and equity, commodity, index or other total return swaps.

Swap agreements are individually negotiated and can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a commodity swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index.

Caps, floors and collars have an effect similar to buying or writing options; they allow a purchaser to attempt to protect itself against interest rate movements exceeding specified minimum or maximum levels. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index exceeds a predetermined value. The purchase of a floor entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index falls below a predetermined value. A collar combines elements of buying a floor and selling a cap.

29

In a total return commodity swap, a Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for payments equivalent to a floating rate of interest, or if the commodity swap is for the equivalent of one interest rate period, a fixed fee that is established at the outset of the swap. Floating rate payments are pegged to a base rate, such as LIBOR, that is periodically adjusted. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher amount at each swap reset date.

A Portfolio may enter into credit default swap contracts for hedging or investment purposes. The Portfolio may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has decreased), the seller would make a termination payment to the buyer. As the seller of credit protection, a Portfolio would effectively add leverage because, in addition to its total net assets, the Portfolio would be subject to the investment exposure of the notional amount of the swap. As the buyer, a Portfolio normally would be hedging its exposure on debt obligations that it holds.

Swap agreements may shift a Portfolio’s investment exposure from one type of investment to another. For example, if the Portfolio agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Each Portfolio typically treats the net unrealized gain on each swap as illiquid. See Illiquid Investments.

Because swap agreements may have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Portfolio’s custodian that satisfies the requirements of the 1940 Act. The Portfolio will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Portfolio. WRIMCO or the subadvisor, as applicable, and each Portfolio believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, do not treat them as being subject to the Portfolio’s borrowing restrictions.

The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the referenced assets that underlie the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, referenced rate, or index but also of the swap itself. If the Investment Manager attempts to use a swap as a hedge against, or as a substitute for, a Portfolio’s portfolio investment, the Portfolio will be exposed to the risk that the swap will have or will develop an imperfect or no correlation with the portfolio investment. This could cause significant losses for the Portfolio. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments.

As with other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. The Portfolio bears the risk that the Investment Manager will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Portfolio.

The use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. The creditworthiness of firms with which a Portfolio enters into swaps, caps, floors or collars will be monitored by the Investment Manager. If a firm’s creditworthiness declines, the value of the agreement might decline, potentially resulting in losses. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to the subprime mortgage market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

30

The swaps market is a continually evolving market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Real Estate Investment Trusts

Ivy Funds VIP Real Estate Securities may invest in securities issued by real estate investment trusts (REITs). A REIT is a corporation, trust, or association that meets certain requirements of the Internal Revenue Code of 1986, as amended (the Code). The Code permits a qualifying REIT to deduct dividends it pays, thereby effectively eliminating entity-level Federal income tax for a REIT that distributes all of its taxable income and net capital gain and making the REIT a pass-through vehicle for Federal income tax purposes. To qualify for treatment as a REIT, a company must, among other things, derive at least 75% of its gross income each taxable year from real estate sources such as rents from real property, mortgage interest, and gains from sales of real estate assets and must distribute to shareholders annually 90% or more of its taxable income. Moreover, at the end of each quarter of its taxable year, at least 75% of the value of its total assets must be represented by real estate assets, cash and cash items, and U.S. government securities.

REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. A mortgage REIT invests primarily in mortgages on real estate and derives its income primarily from interest payments received on credit it has granted. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs. It is anticipated, although not required, that under normal circumstances, a majority of the Portfolio’s investments in REITs will consist of securities issued by equity REITs.

Repurchase Agreements

Each of the Portfolios may purchase securities subject to repurchase agreements, subject to its restriction on investment in illiquid investments. A repurchase agreement is an instrument under which a Portfolio purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

The majority of repurchase agreements in which a Portfolio will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that a Portfolio may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Portfolio. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. A Portfolio’s repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Portfolio’s custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by WRIMCO.

Restricted Securities

Each of the Portfolios may invest in restricted securities. Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (1933 Act), or in a registered public offering. For example, a Portfolio may purchase commercial paper that is issued in reliance on the so-called private placement exemption from registration that is afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

31

There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent a Portfolio from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which a Portfolio seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, including Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Trustees. See Illiquid Investments.

Short Sales Against The Box

Each of Ivy Funds VIP Energy, Ivy Funds VIP International Core Equity, Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Real Estate Securities and Ivy Funds VIP Small Cap Value may sell securities “short against the box;” provided, however, that the Portfolio’s aggregate short sales prices may not, at the time of any short sale, exceed 10% of its total assets. Whereas a short sale is the sale of a security a Portfolio does not own, a short sale is “against the box” if, at all times during which the short position is open, the Portfolio owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short. None of the Portfolios has any present intention to sell securities short in this fashion.

U.S. Government Securities

U.S. government securities are high quality debt instruments issued or guaranteed as to principal or interest by the U.S. Treasury or an agency or instrumentality of the U.S. government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

Certain securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. government, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration.

Other securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. government. For example, some securities are supported by the right of the agency or instrumentality to borrow from the Treasury, such as securities issued by the Federal Home Loan Banks, Freddie Mac, Fannie Mae, or Student Loan Marketing Association, and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority.

If the securities issued or guaranteed by a U.S. government agency or instrumentality are not backed by the full faith and credit of the U.S. government, there can be no assurance that the U.S. government would provide financial support to the agency or instrumentality. A Portfolio will invest in securities of agencies and instrumentalities only if the Investment Manager is satisfied that the credit risk involved is acceptable.

U.S. government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by U.S. government agencies or instrumentalities, including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed Securities. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit.

Variable or Floating Rate Instruments

Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

32

Warrants and Rights

Each Portfolio (other than Ivy Funds VIP Money Market) may invest in warrants and rights. Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. They are also generally less liquid than an investment in the underlying securities.

Warrants with Cash Extractions. Ivy Funds VIP International Core Equity may also invest up to 5% of its total assets in warrants used in conjunction with the cash extraction method. If an investor wishes to replicate an underlying share, the investor can use the warrant with cash extraction method by purchasing warrants and holding cash. The cash component would be determined by subtracting the market price of the warrant from the underlying share price.

For example, assume one share for company “Alpha” has a current share price of $40 and issued warrants can be converted one for one share at an exercise price of $31 exercisable two years from today. Also assume that the market price of the warrant is $10 ($40 - $31 + $1) because investors are willing to pay a premium ($1) for previously stated reasons. If an investor wanted to replicate an underlying share by engaging in a warrant with cash extraction strategy, the amount of cash the investor would need to hold for every warrant would be $30 ($40 - $10 = $30). A warrant with cash extraction is, thus, simply a synthetically created quasi-convertible bond.

If an underlying share pays no or a low dividend and has an associated warrant with a market price that is low relative to its share price, a warrant with cash extraction may provide attractive cash yields and minimize capital loss risk, provided the underlying share is also considered a worthy investment. For example, assume Alpha’s share is an attractive investment opportunity and its share pays no dividend. Given the information regarding Alpha provided above, also assume that short-term cash currently yields 5% per year and that the investor plans to hold the investment at least two years, barring significant near-term capital appreciation. If the share price were to fall below $30, the warrant with cash extraction strategy would yield a lower loss than the underlying share because an investor cannot lose more than the purchase cost of the warrant (capital risk minimized). The cash component for this strategy would yield $3.08 after two years (compound interest). The total value of the underlying investment would be $43.08 versus $40.00 for the non-yielding underlying share (attractive yield). Finally, it is important to note that this strategy will not be pursued if it is not economically more attractive than underlying shares.

When-Issued and Delayed-Delivery Transactions

Subject to its investment policies and restrictions, each Portfolio may purchase securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Portfolio until delivery and payment is completed. When a Portfolio makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its NAV per share. When a Portfolio sells securities on a delayed-delivery basis, it does not participate in further gains or losses with respect to the securities. When a Portfolio makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining its NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

The use of when-issued transactions and forward commitments enables a Portfolio to seek to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby fixing the purchase price to be paid on the settlement date at an amount below that to which the Portfolio anticipates the market price of such security to rise and, in the meantime, obtaining the benefit of investing the proceeds of the sale of its portfolio security at currently higher cash yields. Of course, the success of this strategy depends upon the ability of the Investment Manager to correctly anticipate increases and decreases in interest rates and prices of securities. If the Investment Manager anticipates a rise in interest rates and a decline in prices and, accordingly, a Portfolio sells securities on a forward commitment basis in order to hedge against falling prices, but in fact interest rates decline and prices rise, the Portfolio will have lost the opportunity to profit from the price increase. If the Investment Manager anticipates a decline in interest rates and a rise in prices and, accordingly, a Portfolio sells a security in its portfolio and purchases the same or a similar security on a when-issued or forward commitment basis in order to enjoy currently high cash yields, but in fact interest rates increase and prices fall, the Portfolio will have lost the opportunity to profit from investment of the proceeds of the sale of the security at the increased interest rates. The likely effect of this hedging strategy, whether the Investment Manager is correct or incorrect in its prediction of interest rate and price movements, is to reduce the chances of large capital gains or losses and thereby reduce the likelihood of wide variations in the Portfolio’s NAV.

33

When-issued securities and forward commitments may be sold prior to the settlement date, but a Portfolio enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. Each Portfolio may hold a when-issued security or forward commitment until the settlement date, even if the Portfolio will incur a loss upon settlement. In accordance with regulatory requirements, a Portfolio’s custodian bank maintains, in a separate account of the Portfolio, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Portfolio, the portfolio securities themselves. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

Mortgage Securities Portfolio may also enter into such transactions to generate incremental income. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable or unwilling to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, the Portfolio may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Portfolio to “roll over” its purchase commitment, the Portfolio may receive a negotiated fee. These transactions, referred to as “mortgage dollar rolls,” are entered into without the intention of actually acquiring securities. For a description of mortgage dollar rolls and the Portfolios that may invest in such transactions, see Mortgage Dollar Rolls.

The purchase of securities on a when-issued or forward commitment basis exposes a Portfolio to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. A Portfolio’s purchase of securities on a when-issued or forward commitment basis while remaining substantially fully invested increases the amount of the Portfolio’s assets that are subject to market risk to an amount that is greater than the Portfolio’s net asset value, which could result in increased volatility of the price of the Portfolio’s shares. No more than 30% of the value of Mortgage Securities Portfolio’s total assets will be committed to when-issued or forward commitment transactions, and of such 30%, no more than two-thirds (that is, 20% of its total assets) may be invested in mortgage dollar rolls.

Zero Coupon Securities

Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value (that is, with original issue discount (OID)) and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash.

A Portfolio may invest in zero coupon securities that are stripped U.S. Treasury notes and bonds, zero coupon bonds of corporate or municipal issuers and other securities that are issued with OID. The Federal tax law requires that a holder of a security with OID accrue as income (take into account, in the case of OID on municipal securities) each year a ratable portion of the OID on the security, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Portfolio generally will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current income attributable to those securities that will be includable in the dividends it pays to its shareholders. See Taxation of the Portfolios. A Portfolio will pay those dividends from its cash assets or by liquidation of portfolio securities, if necessary, at a time when it otherwise might not have done so. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its taxable income and/or net capital gains.

34

A broker-dealer creates a derivative zero coupon security by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury security and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

INVESTMENT RESTRICTIONS

Certain of the Portfolios’ investment restrictions are described in this SAI. Each of the Portfolios is “diversified” as defined in the 1940 Act. This means that at least 75% of the value of the Portfolio’s total assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and securities of other issuers, which for purposes of this calculation, are limited in respect to any one issuer to an amount not greater in value than 5% of the Portfolio’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

Fundamental Investment Restrictions

The following, set forth in their entirety, are each Portfolio’s fundamental investment restrictions, which cannot be changed without shareholder approval for the affected Portfolio. For this purpose, shareholder approval for a Portfolio means the approval, at a meeting of the Portfolio’s shareholders, by the vote of the lesser of (1) 67% or more of the Portfolio’s voting securities present at the meeting, if more than 50% of the Portfolio’s outstanding voting securities are present in person or by proxy or (2) more than 50% of the Portfolio’s outstanding voting securities.

1.	The Portfolio may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	The Portfolio may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	The Portfolio may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	For each Portfolio except Ivy Funds VIP Energy, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology and Ivy Funds VIP Money Market:

The Portfolio may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), securities of other investment companies and tax-exempt securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its total assets in securities of issuers in any one industry.

For Ivy Funds VIP Energy:

Under normal market conditions, Ivy Funds VIP Energy will concentrate its investments in the energy industry.

For Ivy Funds VIP Real Estate Securities:

Under normal market conditions, Ivy Funds VIP Real Estate Securities will concentrate its investments in the real estate or real estate-related industry.

For Ivy Funds VIP Science and Technology:

Under normal market conditions, Ivy Funds VIP Science and Technology will concentrate its investments in securities of science and technology companies or companies that benefit from the application of science and/or technology.

35

For Ivy Funds VIP Money Market:

Under normal market conditions, Ivy Funds VIP Money Market will not make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry, except that the Portfolio may invest without limit in obligations issued by banks.

5.	The Portfolio may not purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6.	The Portfolio may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Portfolio from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

7.	The Portfolio may make loans to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Non-Fundamental Investment Restrictions

The following investment restrictions are not fundamental (that is, they are operating policies) and may be changed as to a Portfolio by the Trust’s Board of Trustees without approval of the shareholders of the Portfolio.

1.	“Name Rule” investments:

During normal market conditions, at least 80% of:

•	Ivy Funds VIP Bond’s net assets will be invested in bonds.

•	Ivy Funds VIP Core Equity’s net assets will be invested in equity securities.

•	Ivy Funds VIP Dividend Opportunities’ net assets will be invested in dividend-paying equity securities.

•

Ivy Funds VIP Global Natural Resources’ net assets will be invested in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

•

Ivy Funds VIP International Growth’s net assets will be invested in foreign securities. Ivy Funds VIP International Growth may not purchase a foreign security if, as a result of such purchase, more than 75% of its total assets would be invested in issuers of that foreign country. Ivy Funds VIP International Growth currently intends to have at least 65% of its total assets invested in issuers of at least three different foreign countries.

•

Ivy Funds VIP International Core Equity’s net assets will be invested in foreign securities and at least 65% of its total assets will be invested in at least three different countries outside the United States. The Portfolio may not purchase a foreign security if, as a result, more than 75% of its total assets would be invested in issuers of any one foreign country.

•

Ivy Funds VIP Micro Cap Growth’s net assets will be invested in the equity securities of micro cap companies. For purposes of this restriction, a micro cap company is typically a company with a market capitalization below $1 billion.

•	Ivy Funds VIP Mid Cap Growth’s net assets will be invested in mid-cap growth stocks, which are stocks of companies whose market capitalizations range between $1 billion and $18 billion.

•	Ivy Funds VIP Real Estate Securities’ net assets will be invested in the real estate or real estate-related industry.

•

Ivy Funds VIP Science and Technology’s net assets will be invested in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries.

•

Each of Ivy Funds VIP Small Cap Growth’s and Ivy Funds VIP Small Cap Value’s net assets will be invested in small cap companies. For purposes of this restriction, a small cap company is typically a company with a market capitalization below $3.5 billion.

36

•

Ivy Funds VIP Energy’s net assets will be invested in securities of companies within the energy sector, which includes all aspects of the energy industry, including exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources.

The Portfolio will notify its shareholders with written notice at least 60 days prior to a change in the 80% investment policy.

2.	Investment in other investment companies:

Each Portfolio other than Ivy Funds VIP Money Market may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, except that a Portfolio in which a Pathfinder Portfolio invests may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

3.	Investment in illiquid securities:

Each Portfolio (except Ivy Funds VIP Money Market) may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

Ivy Funds VIP Money Market may not purchase a security if, as a result, more than 10% of its net assets would consist of illiquid investments.

4.	Investment in debt securities:

Each of Ivy Funds VIP Balanced, Ivy Funds VIP Growth, Ivy Funds VIP Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Small Cap Growth and Ivy Funds VIP Value does not currently intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of its total assets would consist of such investments. Ivy Funds VIP Asset Strategy may not invest more than 35% of its total assets in non-investment grade debt securities. Each of Ivy Funds VIP Bond and Ivy Funds VIP Science and Technology may not invest more than 20% of its total assets in non-investment grade debt securities.

Ivy Funds VIP International Core Equity does not currently intend to invest more than 5% of its net assets in securities (including convertible securities) rated at least BBB by S&P or Baa by Moody’s and may not invest in securities below those ratings.

Each of Ivy Funds VIP Micro Cap Growth and Ivy Funds VIP Small Cap Value does not currently intend to invest more than 10% of its net assets in debt securities (including convertible securities) rated at least B- by S&P or B3 by Moody’s and may not invest in securities below those ratings.

Each of Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, and Ivy Funds VIP Real Estate Securities does not currently intend to invest in non-investment grade debt securities if, as a result, more than 10% of its total assets would consist of such investments.

Ivy Funds VIP Real Estate Securities may hold an additional 5% of its net assets in securities down-graded subsequent to purchase where such down-graded securities would not otherwise be eligible for purchase by the Portfolio.

5.	Investment in foreign securities:

Each of Ivy Funds VIP Asset Strategy and Ivy Funds VIP Energy may invest up to 100% of its total assets in foreign securities.

Ivy Funds VIP Science and Technology may invest in foreign securities without limitation.

Ivy Funds VIP Balanced may purchase an unlimited amount of foreign securities; however, the Portfolio intends to have less than 10% of its total assets invested in foreign securities.

Each of Ivy Funds VIP Bond and Ivy Funds VIP High Income may not invest more than 20% of its total assets in foreign securities.

37

Each of Ivy Funds VIP Core Equity, Ivy Funds VIP Growth, Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value and Ivy Funds VIP Value may invest up to 25% of its total assets in foreign securities.

Each of Ivy Funds VIP Dividend Opportunities and Ivy Funds VIP Mid Cap Growth does not intend to invest more than 25% of its total assets in foreign securities.

Ivy Funds VIP International Core Equity will, under normal market conditions, invest at least 65% of its total assets in at least three different countries outside the U.S.

6.	Investment in Financial Instruments:

Each Portfolio may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument is measured.

To the extent that a Portfolio enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Portfolio’s total assets that are at risk in futures contracts, options on futures contracts and currency options.

Further Non-fundamental Restrictions:

Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, a Portfolio may not with respect to 75% of the Portfolio’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

At least 25% of Ivy Funds VIP Balanced’s total assets will be invested during normal market conditions in fixed-income senior securities.

Ivy Funds VIP Money Market may not purchase the securities of any one issuer (other than U.S. government securities) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of any one issuer, as determined in accordance with Rule 2a-7; provided, however, the Portfolio may invest up to 25% of its total assets in first tier securities of a single issuer for a period of up to 3 business days after the purchase. The Portfolio may rely on this exception only as to one issuer at a time. Ivy Funds VIP Money Market may not invest more than 5% of its total assets in securities rated in the second highest rating category by the requisite rating organization(s) or comparable unrated securities, with investments in such securities of any one issuer (except U.S. government securities) limited to the greater of 1% of the Portfolio’s total assets or $1,000,000, as determined in accordance with Rule 2a-7.

Ivy Funds VIP High Income may not purchase a common stock if, as a result, more than 20% of its total assets would be invested in common stocks. This 20% limit includes common stocks acquired on conversion of convertible securities, on exercise of warrants or call options or in any other voluntary manner. The Portfolio does not currently intend to invest more than 10% of its total assets in non-dividend paying common stocks.

Subject to the diversification requirements of Rule 2a-7, Ivy Funds VIP Money Market may invest up to 10% of its total assets in Canadian government obligations. Ivy Funds VIP Money Market may not invest more than 25% of its total assets in a combination of foreign obligations and instruments.

Ivy Funds VIP Asset Strategy does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments. This limitation does not apply to purchases of debt securities or to repurchase agreements.

Ivy Funds VIP Asset Strategy does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

38

Ivy Funds VIP Money Market will not invest in any security whose interest rate or principal amount to be repaid, or timing of payments, varies or floats with the value of a foreign currency, the rate of interest payable on foreign currency borrowings, or with any interest rate or index expressed in a currency other than U.S. dollars.

Ivy Funds VIP International Core Equity may also invest up to 5% of its total assets in warrants used in conjunction with the cash extraction method.

Each of Ivy Funds VIP International Core Equity, Ivy Funds VIP Micro Cap Growth and Ivy Funds VIP Small Cap Value currently does not intend to invest in oil, gas, or other mineral exploration or development programs or leases.

The total market value of securities against which Ivy Funds VIP International Core Equity may write, call or put options will not exceed 20% of the Portfolio’s total assets. In addition, the Portfolio will not commit more than 5% of its total assets to premiums when purchasing put or call options.

Ivy Funds VIP Real Estate Securities may invest up to 10% of the value of its net assets directly in mortgages securing residential or commercial real estate (that is, the Portfolio becomes the mortgagee).

No more than 30% of the value of Ivy Funds VIP Real Estate Securities’ total assets will be committed to when-issued or forward commitment transactions, and of such 30%, no more than two-thirds (that is, 20% of its total assets) may be invested in mortgage dollar rolls.

Under normal market conditions, Ivy Funds VIP Real Estate Securities may invest approximately 5% of its net assets in cash or cash items.

Non-fundamental investment restrictions for each of Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative, and Ivy Funds VIP Pathfinder Conservative:

•	Each Pathfinder Portfolio may not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

•

Each Pathfinder Portfolio may not purchase, sell or enter into financial options and futures contracts, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Notwithstanding the foregoing investment limitations, each of the Pathfinder Portfolios may invest in Underlying Funds that have adopted investment limitations that may be more or less restrictive than those listed above for the Pathfinder Portfolios. Therefore, the Pathfinder Portfolios may engage indirectly in investment strategies that are prohibited under the investment limitations listed above.

In accordance with each Pathfinder Portfolio’s investment program as set forth in the Prospectus, a Pathfinder Portfolio may invest more than 25% of its net assets in any one Underlying Fund. However, each Underlying Fund in which a Pathfinder Portfolio may invest (other than Ivy Funds VIP Real Estate Securities) will not invest more than 25% of its total assets in any one industry.

All Portfolios. An investment policy or limitation that states a maximum percentage of a Portfolio’s assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, the Portfolio’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio’s investment policies and limitations, except that Ivy Funds VIP International Core Equity may not hold more than 5% of its net assets in securities that have been downgraded subsequent to purchase where such securities are not otherwise eligible for purchase by the Portfolio. (This is in addition to securities Ivy Funds VIP International Core Equity may purchase under its other investment policies).

Portfolio Turnover

A Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A portfolio turnover rate of 100% would mean that the Portfolio had sold and purchased securities valued at 100% of its net assets within a one-year period. A Portfolio’s turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

39

The portfolio turnover rates for the fiscal years ended December 31, 2009, December 31, 2008 and December 31, 2007 for each of the Portfolios then in existence were as follows:

	2009	2008	2007
Ivy Funds VIP Asset Strategy	%	190%	98%
Ivy Funds VIP Balanced	%	19%	8%
Ivy Funds VIP Bond	%	29%	42%
Ivy Funds VIP Core Equity	%	105%	83%
Ivy Funds VIP Dividend Opportunities	%	35%	17%
Ivy Funds VIP Energy	%	10%	13%
Ivy Funds VIP Global Natural Resources	%	206%	122%
Ivy Funds VIP Growth	%	53%	42%
Ivy Funds VIP High Income	%	37%	74%
Ivy Funds VIP International Growth	%	96%	95%
Ivy Funds VIP International Core Equity	%	20%	23%
Ivy Funds VIP Micro Cap Growth	%	60%	57%
Ivy Funds VIP Mid Cap Growth	%	46%	31%
Ivy Funds VIP Money Market	NA	NA	NA
Ivy Funds VIP Real Estate Securities	%	45%	50%
Ivy Funds VIP Science and Technology	%	62%	73%
Ivy Funds VIP Small Cap Growth	%	82%	101%
Ivy Funds VIP Small Cap Value	%	110%	122%
Ivy Funds VIP Value	%	48%	51%
Ivy Funds VIP Pathfinder Aggressive	%	3%	—
Ivy Funds VIP Pathfinder Moderately Aggressive	%	0%	—
Ivy Funds VIP Pathfinder Moderate	%	0%	—
Ivy Funds VIP Pathfinder Moderately Conservative	%	0%	—
Ivy Funds VIP Pathfinder Conservative	%	2%	—

The high rates of turnover for both Ivy Funds VIP Asset Strategy and Ivy Funds VIP Core Equity are each attributed to style of portfolio management by their respective portfolio managers. The high rate of turnover for Ivy Funds VIP Global Natural Resources is due to the number of repositionings of the Portfolio as a result of the unprecedented volatility in 2008; it was a direct result of deflation shock and early recovery requiring more rapid portfolio repositioning, rather than as a result of a change in management approach.

In general, a high turnover rate will increase transaction costs and commission costs that will be paid by the Portfolio. Because short-term securities are generally excluded from computation of the turnover rate, a rate is not computed for Ivy Funds VIP Money Market.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures intended to prevent unauthorized disclosure of Portfolio holdings information (collectively, Disclosure Policy). The Disclosure Policy permits disclosure of non-public portfolio holdings to selected parties only when the Trust has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information.

Publicly Available Portfolio Holdings

A Portfolio’s portfolio holdings are publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day such information is posted on the Waddell & Reed website. This information may be a Portfolio’s complete portfolio holdings disclosed in the Portfolio’s semi-annual or annual reports and filed with the SEC on Form N-CSR or in the Trust’s first and third quarter reports and filed with the SEC on Form N-Q. This information may also be a partial listing, such as the Portfolio’s top ten portfolio holdings posted on the Waddell & Reed website (approximately 30 days after quarter-end).

Non-Public Portfolio Holdings

The Disclosure Policy allows the disclosure of a Portfolio’s non-public portfolio holdings for the Portfolio’s legitimate business purposes, subject to certain conditions, to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients.

40

The Trust’s Treasurer or his designee may provide a Portfolio’s non-public portfolio holdings to a rating and ranking organization (for example, Lipper, Morningstar, etc.) for the purpose of the ranking organization developing a rating for the Portfolio.

A service provider or other third party that receives information about the Portfolio’s non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Portfolio (for example, a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Portfolio.

A Portfolio’s partial or complete portfolio holdings may be disclosed as frequently as monthly, to certain other persons (recipients), including broker/dealers, current and prospective shareholders of the Portfolio’s and current and prospective clients of WRIMCO (or its affiliate), provided that:

1.	The individual receiving the request, in conjunction with the Portfolio’s CCO, determines that the Portfolio has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient;

2.	The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (a) will be kept confidential; (b) may not be used to trade in any such portfolio holding that has not been made publicly available nor to purchase or redeem shares of the Portfolio or any other fund managed by WRIMCO or its affiliate holding such security; and (c) may not be disseminated or used for any purpose other than the purpose referenced in the confidentiality agreement; and

3.	No compensation is received by the Trust, WRIMCO or any other party in connection with the disclosure of information about portfolio securities.

The Disclosure Policy provides that attribution reports containing only sector and/or industry breakdown for the Portfolio can be released without a confidentiality agreement and without regard to any time constraints.

In determining whether there is a legitimate business purpose for making disclosure of a Portfolio’s non-public portfolio holdings information, the Portfolio’s CCO will typically consider whether the disclosure is in the best interests of the Portfolio’s shareholders and whether any conflict of interest exists between the shareholders and the Portfolio or Waddell & Reed or its affiliates. As part of the annual review of the Trust’s compliance policies and procedures, the Portfolios’ CCO will report to the Board of Trustees regarding the operation and effectiveness of the Disclosure Policy, including as to any changes to the Disclosure Policy that have been made or recommendations for future changes to the Disclosure Policy.

The following is a list of those entities with which there is currently an ongoing arrangement to make available non-public information about the Portfolios’ portfolio securities holdings.

Custodian, Auditors, Legal Counsel and Other Service Providers

UMB Bank, n.a.

Citigroup Global Transaction Services

K&L Gates LLP

Waddell & Reed Investment Management Company

WI Services Company

Waddell & Reed, Inc.

Interactive Data Corporation

Pursuant to a custodian contract, the Trust has selected UMB Bank, n.a. as custodian for each Portfolio’s securities and cash. As custodian, UMB Bank, n.a. maintains all records relating to a Portfolio’s activities and supplies the Portfolio with a daily tabulation of the securities it owns and that are held by the custodian. Each Portfolio’s subcustodian, Citibank, N.A., serves a similar function for foreign securities.

Rating, Ranking and Research entities

Bloomberg

Ibbotson

Informa Investment Solutions

41

Institutional Shareholder Services

Lipper

Morningstar

Standard & Poor’s

Thompson Financial

Vestek

Vickers

Wiesenberger

A Portfolio may send its complete portfolio holdings information to one or more of the rating, ranking and /or research entities listed above for the purpose of having such entity develop a rating, ranking or specific research product for the Portfolio.

Brokerage and Brokerage-related information entities

Advest, Inc.

American Technology Research

Bank of America Securities, LLC

Barclays

BB & T Capital Markets

Belle Haven Investments, L.P.

Bergen Capital, Inc.

BMO Capital Markets

BOSC, Inc.

Broadpoint Securities

Buckingham Research Group

Canaccord Adams

Caris and Company

Citigroup Global Markets, Inc.

Commerce Bank

Cowen & Company

Crews & Associates, Inc.

CRT Capital Group, LLC

Credit Suisse Securities, LLC

D.A. Davidson

Deutsche Bank Securities, Inc.

Duncan Williams, Inc.

Empirical Research Partners, LLC

Fidelity Capital Markets

Fifth Third Securities, Inc.

First Albany Capital, Inc.

First Analysis Securities Corp.

Friedman, Billings, Ramsey & Co.

FTN Financial Capital Markets

George K. Baum & Company

Grigsby & Associates

GMS Group, LLC

Goldman Sachs & Co.

Hanifen, Imhoff, Inc.

Herbert J. Sims & Co.

Hibernia Southcoast Capital, Inc.

ING Life Insurance and Annuity Company

Jefferies & Company

JMP Securities

JP Morgan Securities, Inc.

Key Banc Capital Markets

LaSalle Financial Services

Lazard Capital Markets

Lebenthal & Co. LLC

Loop Capital Markets

Macquarie Group

42

Merrill Lynch Pierce Fenner & Smith

Mesirow Financial, Inc.

Morgan Keegan & Co., Inc.

Morgan Stanley & Co., Inc.

M.R. Beal and Co.

Off The Record Research

Oppenheimer

Pacific Crest

Piper Jaffray & Co.

Prudential Equity Group

Raymond James & Associates, Inc.

RBC Dain Rauscher, Inc.

Robert W. Baird & Co., Inc.

Roth Capital Partners

Sanford C. Bernstein

Seattle Northwest Securities

Selector Management

Shepherd Kaplan, LLC

Sidoti & Company, LLC

SMA Capital

Soliel Securities

Southwest Securities, Inc.

Spartan Securities

Stifel, Nicolaus & Co.

Think Equity Partners

Thomas Weisel Partners

UBS Investment Bank

W.H. Mell Associates, Inc.

Wachovia Securities, LLC

Wedbush Morgan Securities

Wells Fargo

William Blair & Co.

Wunderlich Securities

(B.C.) Ziegler & Company

Consultants

Barra Rogers Casey

Bidart & Ross

Callan Associates

Calvin Associates

Hammond Associates

FIS Group

Lowery Asset Consulting

Marco Consulting

Peak Financial Management

PFM Advisors

Rust Consulting

Watson Wyatt Consulting

Each Portfolio may send its complete portfolio holdings information to one or more of the brokerage and/or research firms listed above for the purpose of having such entity provide specific research and security-related information to the Portfolio and/or, to one or more of the consultants listed above for the purpose of reviewing and recommending the Portfolio as possible investments for their clientele. No compensation is received from these entities by the Trust, WRIMCO or its affiliates and portfolio holdings information will only be provided for legitimate business purposes.

The Trust may, in the future, modify or terminate any or all of these arrangements and/or enter into additional arrangements of this nature.

43

MANAGEMENT OF THE TRUST

Trustees and Officers

The Trust is governed by its Board of Trustees (Board). Board members who are not “interested persons” of the Portfolios as defined in Section 2(a)(19) of the 1940 Act (Disinterested Trustees) constitute at least 75% of the Board. The Waddell & Reed Fund Complex (Fund Complex) is comprised of the Advisors Fund Complex and the Ivy Family of Funds. The Advisors Fund Complex is comprised of each of the Portfolios of the Trust (24 portfolios) and each of the funds within Waddell & Reed Advisors Funds (20 portfolios) and Waddell & Reed InvestEd Portfolios (formerly, Waddell & Reed InvestEd Portfolios, Inc.) (3 portfolios). The Ivy Family of Funds is comprised of each of the funds in Ivy Funds (33 portfolios).

Following is a list of the members of the Board and the principal officers of the Trust. The Board oversees the operations of the Trust, and is responsible for the overall management and supervision of the affairs of the Trust in accordance with the laws of the State of Delaware. Each of the Trustees also serves as a trustee of each of the other trusts in the Advisors Fund Complex. Jarold W. Boettcher, Joseph Harroz, Jr., Henry J. Herrmann and Eleanor B. Schwartz also serve as directors or trustees of each of the funds in the Ivy Family of Funds.

David P. Gardner serves as Independent Chair of the Board and of the boards of trustees of the other trusts in the Advisors Fund Complex.

Subject to the Trustee Emeritus and Retirement Policy, a Trustee serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal. The Board appoints officers and delegates to them the management of the day-to-day operations of the Trust, based on policies reviewed and approved by the Board, with general oversight by the Board.

Disinterested Trustees

The following table provides information regarding each Disinterested Trustee.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION HELD WITH THE TRUST AND FUND COMPLEX	TRUSTEE SINCE*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD
Jarold W. Boettcher 6300 Lamar Avenue Overland Park, KS 66202 1940	Trustee	Fund: 2007 Fund Complex: 2003	President of Boettcher Enterprises, Inc. (agriculture products and services) (1979 to present), Boettcher Supply, Inc. (electrical and plumbing supplies distributor) (1979 to present), Boettcher Aerial, Inc. (Aerial Ag Applicator) (1983 to present); Member of Kansas Board of Regents (2007 to present)	80	Director of Guaranty State Bank & Trust Co. (financial services); Director of Guaranty, Inc. (financial services); Trustee, Ivy Funds (33 portfolios overseen)

James M. Concannon 6300 Lamar Avenue Overland Park, KS 66202 1947	Trustee	Fund: 1997 Fund Complex: 1997	Professor of Law, Washburn School of Law (1973 to present)	47	Director, Kansas Legal Services for Prisoners, Inc.

44

John A. Dillingham 6300 Lamar Avenue Overland Park, KS 66202 1939	Trustee	Fund: 1997 Fund Complex: 1997	President and Director, JoDill Corp. (1997 to present) and Dillingham Enterprises, Inc. (1997 to present), both farming enterprises	47	Advisory Director, UMB Northland Board (financial services); former President, Liberty Memorial Association (WW1 National Museum) (2005-2007); Director, Northland Betterment Commission (community service)

David P. Gardner 6300 Lamar Avenue Overland Park, KS 66202 1933	Trustee Independent Chair	Fund: 1998 Fund Complex: 1998 Fund and Complex: 2006	President Emeritus, University of Utah; President Emeritus, University of California; Chairman, Board of Trustees, J. Paul Getty Trust (until 2004); Professor, University of Utah (until 2005)	47	Director, Fluor Corporation (construction/ engineering) (until 2005); Director, Salzberg Seminar (non-profit education) (2003-2005)

Joseph Harroz, Jr. 6300 Lamar Avenue Overland Park, KS 66202 1967	Trustee	Fund: 1998 Fund Complex: 1998	President and Chief Operating Officer, Graymark HealthCare (medical holding company) (2008); Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to 2008); Adjunct Professor, University of Oklahoma Law School (1997 to 2008); Managing Member, Harroz Investments, LLC, commercial enterprise investments (1998 to present); LSQ Manager, Inc. (2007 to present)	80	Director and Shareholder, Valliance Bank; Director, Melbourne Family Support Organization (non-profit); Director, Norman Economic Development Coalition (non-profit); Independent Chairman and Trustee, Ivy Funds (33 portfolios overseen)

Robert L. Hechler[1] 6300 Lamar Avenue Overland Park, KS 66202 1936	Trustee	Fund: 1998 Fund Complex: 1998	Formerly, consultant of WDR and Waddell & Reed (2001 to 2008); formerly, Director of WDR (until 2003)	47	None

Albert W. Herman, FHFMA, CPA 6300 Lamar Avenue Overland Park, KS 66202 1938	Trustee	Fund: 2008 Fund Complex: 2008	Business Consultant, Treasurer and Director, Wellness Council of America (health care initiatives) (1996 to present)	47	Finance Committee Member, Ascension Health (non-profit health system); Director, Baylor Health Care System Foundation (health care)

45

Glendon E. Johnson, Sr. 6300 Lamar Avenue Overland Park, KS 66202 1924	Trustee	Fund: 1986 Fund Complex: 1971	Chairman and Chief Executive Officer (CEO), Castle Valley Ranches, LLC (ranching and farming) (1995 to present)	47	Chairman Emeritus, Wellness Council of America (health care initiatives); Executive Board and Committee Member, Boy Scouts of America

Frank J. Ross, Jr. Polsinelli Shughart PC 700 West 47th Street Suite 1000 Kansas City, MO 64112 1953	Trustee	Fund: 1996 Fund Complex: 1996	Shareholder/Director, Polsinelli Shughart PC, a law firm (1980 to present)	47	Director, American Red Cross (social services); Director, Rockhurst University (education)

Eleanor B. Schwartz 6300 Lamar Avenue Overland Park, KS 66202 1937	Trustee	Fund: 1995 Fund Complex: 1995	Professor Emeritus, University of Missouri at Kansas City (2003 to present); formerly, Dean, Block School of Business (1980-1986), Vice Chancellor (1988-1991), Chancellor (1992-1999) and Professor of Business Administration, University of Missouri at Kansas City (until 2003)	80	Trustee, Ivy Funds (33 portfolios overseen)

*	Each Trustee became a Trustee in 2009. The first date shows when the Trustee first became a director of the Corporation, and the second date shows when the Trustee first became a director of one or more of the other funds that are the predecessors to current funds within the Advisors Fund Complex.
[1]	Effective January 1, 2010, Mr. Hechler became a disinterested trustee of Waddell & Reed InvestEd Portfolios and Ivy Funds Variable Insurance Portfolios.

Interested Trustees

Messrs. Avery and Herrmann are “interested” by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly owned subsidiaries, including the Portfolios’ investment manager, Waddell & Reed Investment Management Company (WRIMCO), the Portfolios’ principal underwriter, Waddell & Reed, Inc. (Waddell & Reed), and the Portfolios’ shareholder servicing and accounting services agent, Waddell & Reed Services Company , doing business as WI Services Company (WISC), as well as by virtue of their personal ownership of shares of WDR. Mr. Hechler could be determined to be an interested Trustee if a prior business relationship with Waddell & Reed were deemed material. The address for each Interested Trustee and each of the officers in the following tables is 6300 Lamar Avenue, Overland Park, KS 66202.

46

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND FUND COMPLEX	TRUSTEE/ OFFICER SINCE*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD
Michael L. Avery 1953	Trustee	Fund: 2007 Fund Complex: 2007	Chief Investment Officer (CIO) of WDR, WRIMCO and Ivy Investment Management Company (IICO), an affiliate of WDR (2005 to present); Senior Vice President of WDR (2005 to present); Executive Vice President of WRIMCO and IICO (2005 to present); portfolio manager for investment companies managed by WRIMCO and IICO (1994 to present); Director of Research for WRIMCO and IICO (1987 to 2005)	47	Director of WDR, WRIMCO and IICO

Henry J. Herrmann 1942	President Trustee	Fund: 2001 Fund Complex: 2001 Fund: 1998 Fund Complex: 1998	CEO of WDR (2005 to present); President, CEO and Chairman of WRIMCO (1993 to present); President, CEO and Chairman of IICO (2002 to present); formerly, President and CIO of WDR, WRIMCO and IICO (until 2005); President and Director/Trustee of each of the funds in the Fund Complex	80	Director of WDR, WISC and Waddell & Reed; Trustee, Ivy Funds (33 portfolios overseen)

*	Each Trustee became a Trustee in 2009. The first date shows when the Trustee first became a director (and, as applicable, an officer) of the Corporation, and the second date shows when the Trustee first became a director (and, as applicable, an officer) of one or more of the other funds that are the predecessors to current funds within the Advisors Fund Complex.

47

Officers

The Board has appointed officers who are responsible for the day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is President, the Trust’s principal officers are:

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND FUND COMPLEX	OFFICER OF TRUST SINCE*	OFFICER OF FUND COMPLEX SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Joseph W. Kauten 1969	Vice President Treasurer Principal Financial Officer Principal Accounting Officer	2006 2006 2007 2006	2006 2006 2007 2006	Principal Financial Officer of each of the funds in the Fund Complex (2007 to present); Vice President, Treasurer and Principal Accounting Officer of each of the funds in the Fund Complex (2006 to present); Assistant Treasurer of each of the funds in the Fund Complex (2003 to 2006)

Mara D. Herrington 1964	Vice President Secretary	2006 2006	2006 2006	Vice President and Secretary of each of the funds in the Fund Complex (2006 to present); Vice President of WRIMCO and IICO (2006 to present); formerly, Vice President and Associate General Counsel, Deutsche Investment Management Americas, Inc. (financial services) (1994 to 2005)

Kristen A. Richards 1967	Vice President Assistant Secretary Associate General Counsel	2000 2006 2000	2000 2006 2000	Senior Vice President of WRIMCO and IICO (2007 to present); Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present) and IICO (2002 to present); Vice President and Associate General Counsel of each of the funds in the Fund Complex (2000 to present); Assistant Secretary of each of the funds in the Fund Complex (2006 to present); formerly, Vice President of WRIMCO (2000 to 2007) and IICO (2002 to 2007); formerly, Secretary of each of the funds in the Fund Complex (2000 to 2006)

Daniel C. Schulte 1965	Vice President General Counsel Assistant Secretary	2000 2000 2000	2000 2000 2000	Senior Vice President and General Counsel of WDR, Waddell & Reed, WRIMCO and WISC (2000 to present); Senior Vice President and General Counsel of IICO (2002 to present); Vice President, General Counsel and Assistant Secretary for each of the funds in the Fund Complex (2000 to present)

Scott J. Schneider 1968	Vice President Chief Compliance Officer	2006 2004	2006 2004	Chief Compliance Officer (2004 to present) and Vice President (2006 to present) of each of the funds in the Fund Complex; formerly, Senior Attorney and Compliance Officer for each of the funds in the Fund Complex (2000 to 2004)

*	Each became an officer of the Trust in 2009.

Committees of the Board of Trustees

The Board has established the following standing committees: Audit Committee, Executive Committee and Nominating Committee. In addition, the Board has established a Special Compliance & Governance Committee and a Special Dilution & Distribution Committee. The respective duties and current memberships of the standing committees are:

Audit Committee. The Audit Committee meets with the Portfolios’ independent registered public accounting firm, internal auditors and corporate officers to discuss the scope and results of the annual audits of the Portfolios, to review financial statements, reports, compliance matters, and to discuss such other matters as the Committee deems appropriate or desirable. The Audit Committee acts as a liaison between the Portfolios’ independent registered public accounting firm and the Board. James M. Concannon (Chair), Jarold W. Boettcher, Albert W. Herman, Glendon E. Johnson, Sr. and Eleanor B. Schwartz are the members of the Audit Committee. During the fiscal year ended December 31, 2009, the Audit Committee met [    ] times.

48

Executive Committee. When the Board is not in session, the Executive Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Portfolios except the power to increase or decrease the size of, or fill vacancies on, the Board, and except as otherwise provided by law. Henry J. Herrmann (Chair), John A. Dillingham and Frank J. Ross, Jr. are the members of the Executive Committee. During the fiscal year ended December 31, 2009, the Executive Committee met [    ] times.

Nominating Committee. Among its responsibilities, the Nominating Committee evaluates, selects and recommends to the Board candidates for Disinterested Trustees. The Nominating Committee will consider candidates recommended by shareholders of the Trust. Shareholders should direct the names of candidates they wish to be considered to the attention of the Trust’s Nominating Committee, in care of the Trust’s Secretary, at the address of the Trust listed on the front page of this SAI. Such candidates will be considered with any other Trustee candidates. Glendon E. Johnson, Sr. (Chair), John A. Dillingham, Joseph Harroz, Jr. and Eleanor B. Schwartz are the members of the Nominating Committee. During the fiscal year ended December 31, 2009, the Nominating Committee met [    ] times.

Special Compliance & Governance Committee. The Special Compliance & Governance Committee assists the Board in overseeing the Portfolio’s compliance with Rule 38a-1 of the 1940 Act, including implementation and enforcement of compliance policies and procedures, addressing corporate governance procedures, and overseeing the activities of the Portfolio’s CCO. Frank J. Ross, Jr. (chair), John Dillingham, Albert W. Herman and Eleanor B. Schwartz are members of this committee. During the fiscal year ended December 31, 2009, the Special Compliance & Governance Committee met [    ] times.

Special Dilution & Distribution Committee. The Special Dilution and Distribution Committee assists the Board regarding dilution and distribution related matters in connection with settlements involving WRIMCO and certain of its affiliates and the SEC, New York Attorney General (NYAG) and State of Kansas. Joseph Harroz, Jr. (chair), James Concannon and Glendon E. Johnson, Sr. are members of this committee. During the fiscal year ended December 31, 2009, the Special Dilution & Distribution Committee met [    ] times.

The Board has authorized the creation of a valuation committee comprised of such persons as may be designated from time to time by WISC and includes Henry J. Herrmann. This committee is responsible in the first instance for fair valuation and reports all valuations to the Board on a quarterly (or as needed) basis for its review and approval.

Ownership of Portfolio Shares

(as of December 31, 2009)

The following table provides information regarding shares of the Portfolios beneficially owned by each Trustee, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (1934 Act), as well as the aggregate dollar range of shares owned, by each Trustee, of funds within the Advisors Fund Complex. The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as the underlying investment vehicle. A Trustee who is not an affiliated person of the Trust may elect to defer all or a portion of his or her annual compensation, which amount is deemed to be invested in shares of funds within the Advisors Fund Complex. The amounts listed below as “owned” shares include any shares in which the Trustee’s deferred compensation is deemed invested.

DISINTERESTED TRUSTEES

Trustee	Dollar Range of Shares Owned in any of the Portfolios	Aggregate Dollar Range of Shares Owned of All Funds within the Advisors Fund Complex
Jarold W. Boettcher	see note 1 below	over $100,000
James M. Concannon	$0	over $100,000
John A. Dillingham	see note 2 below	over $100,000
David P. Gardner	see note 3 below	over $100,000
Joseph Harroz, Jr.	see note 4 below	over $100,000
Robert L. Hechler[1]	$0	over $100,000
Albert W. Herman	$0	$10,001 to $50,000
Glendon E. Johnson, Sr.	$0	over $100,000
Frank J. Ross, Jr.	see note 5 below	over $100,000
Eleanor B. Schwartz	$0	over $100,000

49

Note 1: Dollar range of shares of the following Portfolios owned by Jarold W. Boettcher:

Ivy Funds VIP Asset Strategy	$10,001 to $50,000
Ivy Funds VIP Global Natural Resources	$10,001 to $50,000
Ivy Funds VIP Science and Technology	$10,001 to $50,000

Note 2: Dollar range of shares of the following Portfolio owned by John A. Dillingham:

Ivy Funds VIP International Growth	$10,001 to $50,000

Note 3: Dollar range of shares of the following Portfolios owned by David P. Gardner:

Ivy Funds VIP Global Natural Resources	$50,001 to $100,000
Ivy Funds VIP International Value	$50,001 to $100,000
Ivy Funds VIP Micro Cap Growth	$10,001 to $50,000
Ivy Funds VIP Mid Cap Growth	$10,001 to $50,000

Note 4: Dollar range of shares of the following Portfolios owned by Joseph Harroz, Jr.:

Ivy Funds VIP Global Natural Resources	$50,001 to $100,000
Ivy Funds VIP Small Cap Value	$50,001 to $100,000

Note 4: Dollar range of shares of the following Portfolios owned by Frank J. Ross, Jr.:

Ivy Funds VIP Global Natural Resources	$10,001 to $50,000
Ivy Funds VIP International Value	$10,001 to $50,000

[1]	Effective January 1, 2010, Mr. Hechler became a disinterested trustee of Ivy Funds Variable Insurance Portfolios and Waddell & Reed InvestEd Portfolios.

INTERESTED TRUSTEES

Trustee	Dollar Range of Shares Owned in any of the Portfolios	Aggregate Dollar Range of Shares Owned of All Funds within the Advisors Fund Complex
Michael L. Avery	$0	over $100,000
Henry J. Herrmann	$0	over $100,000

50

Compensation

The fees paid to the Trustees are divided among the funds in the Advisors Fund Complex based on each fund’s net assets. During the fiscal year ended December 31, 2008, the Trustees received the following fees for service as a director of the Corporation and of each of the other funds in the Advisors Fund Complex:

COMPENSATION TABLE

Disinterested Trustees:	Aggregate Compensation From Trust	Total Compensation from Trust and Advisors Fund Complex[1]
Jarold W. Boettcher	$26,647	$124,000
James M. Concannon	28,159	131,000
John A. Dillingham	29,005	135,000
David P. Gardner[2]	39,143	182,000
Joseph Harroz, Jr.	28,471	132,500
Robert L. Hechler[3]	0	127,000
Albert W. Herman	26,909	125,000
Glendon E. Johnson	28,471	132,500
Frank J. Ross, Jr.	29,340	136,500
Eleanor B. Schwartz	29,005	135,000

Interested Trustees:
Michael L. Avery	0	0
Henry J. Herrmann	0	0

[1]	No pension or retirement benefits have been accrued as a part of the Trust’s expenses.
[2]

For 2009, Mr. Gardner received an additional fee of $55,000 for his services as Independent Chair of the Board and of the board of trustees of each other trust in the Advisors Fund Complex. For 2010, this fee is unchanged.

[3]	Mr. Hechler became a Trustee on April 3, 2009 and became a disinterested Trustee of Ivy Funds Variable Insurance Portfolios and Waddell & Reed InvestEd Portfolios effective January 1, 2010.

The aggregate compensation from the Trust, as indicated above for each Trustee, was allocated to each Portfolio as follows:

	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Bond	Ivy Funds VIP Core Equity	Ivy Funds VIP Dividend Opportunities	Ivy Funds VIP Energy	Ivy Funds VIP Global Natural Resources
Jarold W. Boettcher	$3,676	$2,104	$1,275	$2,592	$529	$129	$627
James M. Concannon	3,882	2,221	1,352	2,735	562	137	660
John A. Dillingham	3,993	2,292	1,391	2,820	577	140	678
David P. Gardner	5,404	3,085	1,881	3,799	782	191	919
Joseph Harroz, Jr.	3,922	2,248	1,365	2,767	567	138	667
Robert L. Hechler
Albert W. Herman	3,719	2,117	1,299	2,606	540	132	630
Glendon E. Johnson	3,922	2,248	1,365	2,767	567	138	667
Frank J. Ross, Jr.	4,043	2,316	1,409	2,850	585	142	686
Eleanor B. Schwartz	3,993	2,292	1,391	2,820	577	140	678

51

	Ivy Funds VIP Growth	Ivy Funds VIP High Income	Ivy Funds VIP International Growth	Ivy Funds VIP International Core Equity	Ivy Funds VIP Micro Cap Growth	Ivy Funds VIP Mid Cap Growth
Jarold W. Boettcher	$4,727	$826	$1,014	$2,239	$205	$235
James M. Concannon	4,987	874	1,068	2,364	216	249
John A. Dillingham	5,145	900	1,102	2,436	223	256
David P. Gardner	6,921	1,215	1,483	3,285	300	346
Joseph Harroz, Jr.	5,049	883	1,082	2,390	219	251
Robert L. Hechler
Albert W. Herman	4,742	837	1,015	2,256	205	238
Glendon E. Johnson	5,049	883	1,082	2,390	219	251
Frank J. Ross, Jr.	5,198	910	1,113	2,463	225	259
Eleanor B. Schwartz	5,145	900	1,102	2,436	223	256

	Ivy Funds VIP Money Market	Ivy Funds VIP Real Estate Securities	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value
Jarold W. Boettcher	$507	$196	$1,357	$1,822	$789	$1,319
James M. Concannon	541	208	1,433	1,922	834	1,394
John A. Dillingham	555	214	1,475	1,983	860	1,437
David P. Gardner	756	289	1,995	2,668	1,159	1,936
Joseph Harroz, Jr.	545	210	1,449	1,946	843	1,410
Robert L. Hechler
Albert W. Herman	527	200	1,373	1,827	798	1,330
Glendon E. Johnson	545	210	1,449	1,946	843	1,410
Frank J. Ross, Jr.	564	217	1,494	2,003	870	1,453
Eleanor B. Schwartz	555	214	1,475	1,983	860	1,437

		Ivy Funds VIP Pathfinder Aggressive	Ivy Funds VIP Pathfinder Moderately Aggressive	Ivy Funds VIP Pathfinder Moderate	Ivy Funds VIP Pathfinder Moderately Conservative	Ivy Funds VIP Pathfinder Conservative
Jarold W. Boettcher		$81	$145	$81	$24	$8
James M. Concannon		88	159	89	27	9
John A. Dillingham		89	161	90	27	9
David P. Gardner		124	224	125	38	12
Joseph Harroz, Jr.		88	158	89	27	9
Robert L. Hechler
Albert W. Herman		89	161	90	27	9
Glendon E. Johnson		88	158	89	27	9
Frank J. Ross, Jr.		91	165	93	28	9
Eleanor B. Schwartz		89	161	90	27	9

52

Of the Total Compensation listed above, the following amounts have been deferred:

Jarold W. Boettcher	$50,000
James M. Concannon	10,000
John A. Dillingham	10,000
David P. Gardner	75,000
Joseph Harroz, Jr.	66,250
Robert L. Hechler	10,000
Alvert W. Herman	10,000
Glendon E. Johnson	10,000
Frank J. Ross, Jr.	41,625
Eleanor B. Schwartz	13,500

The Trust’s officers are paid by WRIMCO or its affiliates.

The Board has created an honorary position of Trustee Emeritus, whereby an incumbent Trustee who has attained the age of 70 may, or if initially elected on or after May 31, 1993, to the Board or to the board of trustees of another trust in the Advisors Fund Complex (Other Trust), or as a director of the Corporation or of another fund in the Advisors Fund Complex to which an Other Trust is the successor (Director), and has attained the age of 78 must, resign his or her position as Trustee and, unless he or she elects otherwise, will serve as Trustee Emeritus provided the Trustee has served as a Trustee or Director for at least five years which need not have been consecutive.

A Trustee or Director Emeritus receives an annual fee in an amount equal to the annual retainer he or she was receiving at the time he or she resigned as a Trustee or Director. For a Trustee or Director initially elected before May 31, 1993, such annual fee is payable as long as the Trustee or Director holds Emeritus status, which may be for the remainder of his or her lifetime. A Trustee or Director initially elected to a Board of Directors on or after May 31, 1993, receives such annual fee only for a period of three years commencing upon the date the Trustee or Director began his or her Emeritus service, or in an equivalent lump sum. A Trustee or Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her Emeritus capacity, but he or she has no authority or responsibility with respect to the management of the Trust. Messrs. Henry L. Bellmon, John F. Hayes, William T. Morgan, Ronald K. Richey, Frederick Vogel III and Paul S. Wise each retired as Director of the Corporation and as Director or trustee of each of the other funds in the Advisors Fund Complex and, as applicable, Ivy Funds, Inc. that were overseen by the Director or trustee at the time of his retirement, and each serves as Director or Trustee Emeritus. Each of the current Directors/Trustee Emeritus was initially elected to a Board of Directors of a fund in the Advisors Fund Complex before May 31, 1993, and each therefore receives an amount equal to the annual retainer he was receiving at the time he resigned as a Director or trustee for as long as he holds Director or Trustee Emeritus status, which may be for the remainder of his lifetime.

The fees paid to each Director or Trustee Emeritus are allocated among the funds that were overseen by the Director or trustee at the time he elected Emeritus status, based on each fund’s net assets at that time. The following table shows the fees paid to each Director/Trustee Emeritus, and the portion of that fee paid by the Corporation, for the fiscal year ended December 31, 2008.

Director Emeritus	Compensation from Corporation	Total Compensation paid to Director Emeritus
Henry L. Bellmon	$4,352	$48,000
William T. Morgan	8,469	65,500
Ronald K. Richey	4,620	48,000
Frederick Vogel III	17,352	78,500
Paul S. Wise	4,620	48,000

Mr. Hayes retired as a Director of the Corporation and as a director or trustee of each of the other funds in the Advisors Fund Complex on April 6, 2009, and accordingly received no Emeritus fees in 2008.

53

The compensation paid by the Corporation for each Director Emeritus for the fiscal year ended December 31, 2008 was allocated to each Portfolio as follows:

	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Bond	Ivy Funds VIP Core Equity	Ivy Funds VIP Dividend Opportunities	Ivy Funds VIP Energy	Ivy Funds VIP Global Natural Resources
Henry L. Bellmon	$24	$160	$244	$1,476	$0	$0	$0
William T. Morgan	346	473	540	2,131	0	0	0
Ronald K. Richey	28	180	244	1,576	0	0	0
Frederick Vogel III	1,732	1,500	768	2,016	244	0	280
Paul S. Wise	28	180	244	1,576	0	0	0

		Ivy Funds VIP Growth	Ivy Funds VIP High Income	Ivy Funds VIP International Growth	Ivy Funds VIP International Core Equity	Ivy Funds VIP Micro Cap Growth	Ivy Funds VIP Mid Cap Growth
Henry L. Bellmon		$1,456	$280	$268	$0	$0	$0
William T. Morgan		2,343	317	448	0	0	0
Ronald K. Richey		1,512	252	320	0	0	0
Frederick Vogel III		3,148	576	680	1,632	160	116
Paul S. Wise		1,512	252	320	0	0	0

		Ivy Funds VIP Money Market	Ivy Funds VIP Real Estate Securities	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value
Henry L. Bellmon		$88	$0	$24	$332	$0	$0
William T. Morgan		222	0	587	882	0	180
Ronald K. Richey		108	0	48	352	0	0
Frederick Vogel III		200	176	980	1,484	560	1,024
Paul S. Wise		108	0	48	352	0	0

			Ivy Funds VIP Pathfinder Aggressive	Ivy Funds VIP Pathfinder Moderately Aggressive	Ivy Funds VIP Pathfinder Moderate	Ivy Funds VIP Pathfinder Moderately Conservative	Ivy Funds VIP Pathfinder Conservative
Henry L. Bellmon			$0	$0	$0	$0	$0
William T. Morgan			0	0	0	0	0
Ronald K. Richey			0	0	0	0	0
Frederick Vogel III			0	0	0	0	0
Paul S. Wise			0	0	0	0	0

Code of Ethics

The Trust, Advantus Capital Management, Inc., Mackenzie Financial Corporation, Wall Street Associates, LLC, WRIMCO and Waddell & Reed have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act that permits their respective trustees, directors, officers and employees to invest in securities, including securities that may be purchased or held by a Portfolio. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

54

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth information with respect to the Trust, as of March 31, 2009, regarding the beneficial ownership of 5% or more of any class of Portfolio shares.

Name and Address of Beneficial Owner	Portfolio	Shares owned Beneficially or of Record	Percent
Minnesota Life Insurance Co	Asset Strategy	6,698,564	8.08%
Individual Annuities	Balanced	12,100,240	25.94%
400 Robert St N	Core Equity	653,341	1.40%
Saint Paul MN 55101-2015	Global Natural Resources	2,300,880	10.12%
	Growth	14,407,034	14.86%
	International Growth	652,483	2.50%
	International Value	9,255,275	30.43%
	Micro Cap Growth	508,277	20.85%
	Science and Technology	559,134	2.95%
	Small Cap Growth	5,319,850	11.63%
	Small Cap Value	3,279,464	22.43%
	Value	5,867,924	10.74%

Minnesota Life Insurance Co	Asset Strategy	6.200,555	7.48%
Individual Life	Balanced	14,757,117	31.64%
400 Robert St N	Core Equity	940,682	2.01%
Saint Paul MN 55101-2015	Growth	18,368,503	18.94%
	International Growth	738,500	2.83%
	International Value	10,416,168	34.25%
	Micro Cap Growth	963,131	39.51%
	Science and Technology	377,975	2.00%
	Small Cap Growth	10,417,544	22.77%
	Small Cap Value	4,323,217	29.57%
	Value	11,478,056	21.01%

Minnesota Life Insurance Co	Balanced	1,075,879	2.31%
Group Life	International Value	3,647,304	11.99%
400 Robert St N	Small Cap Growth	1,782,250	3.90%
Saint Paul MN 55101-2015	Small Cap Value	1,743,523	11.93%

Minnesota Life Insurance Company	Asset Strategy	4,901,418	5.91%
Minnesota Life WRVA	Balanced	565,512	1.21%
400 Robert St N	Bond	5,809,002	9.02%
Saint Paul MN 55101-2015	Core Equity	1,222,937	2.62%
	Dividend Opportunities	2,237,012	8.30%
	Energy	1,236,679	22.85%
	Global Natural Resources	3,840,415	16.89%
	Growth	4,616,153	4.76%
	High Income	9,907,732	16.16%
	International Growth	2,002,359	7.67%
	International Value	1,975,342	6.49%
	Micro Cap Growth	344,127	14.12%
	Mid Cap Growth	1,890,463	16.58%
	Money Market	11,847,115	5.43%
	Mortgage Securities	2,700,701	46.81%
	Pathfinder Aggressive	925,009	2.64%
	Pathfinder Conservative	2,238,461	39.44%
	Pathfinder Moderate	9,253,655	34.32%
	Pathfinder Moderately
	Aggressive	14,369,537	39.43%
	Pathfinder Moderately
	Conservative	3,630,511	31.57%
	Real Estate Securities	1,924,268	29.32%
	Science and Technology	1,476,120	7.80%
	Small Cap Growth	1,637,498	3.58%
	Small Cap Value	1,665,959	11.39%
	Value	8,578,496	15.70%

55

Nationwide Insurance Company	Asset Strategy	6,689,843	8.07%
NWVA-D	Balanced	2,247,898	4.82%
c/o IPO Portfolio Accounting	Bond	6,802,538	10.57%
P O Box 182029	Core Equity	5,145,003	11.01%
Columbus OH 43218-2029	Dividend Opportunities	998,313	3.70%
	Energy	448,543	8.29%
	Global Natural Resources	1,621,518	7.13%
	Growth	6,194,711	6.39%
	High Income	7,032,676	11.47%
	International Growth	1,785,060	6.84%
	Micro Cap Growth	63,488	2.60%
	Mid Cap Growth	406,860	3.57%
	Money Market	23,685,728	10.85%
	Mortgage Securities	351,569	6.09%
	Real Estate Securities	505,305	7.70%
	Science and Technology	1,802,146	9.52%
	Small Cap Growth	2,699,329	5.90%
	Small Cap Value	188,722	1.29%
	Value	3,290,763	6.02%

Nationwide Insurance Company	Asset Strategy	2,829,252	3.41%
NWVLI-5	Balanced	707,539	1.52%
c/o IPO Portfolio Accounting	Bond	1,622,770	2.52%
P O Box 182029	Core Equity	1,502,872	3.22%
Columbus OH 43218-2029	Dividend Opportunities	631,282	2.34%
	Energy	219,884	4.06%
	Global Natural Resources	896,608	3.94%
	Growth	1,983,312	2.05%
	High Income	2,276,464	3.71%
	International Growth	752,794	2.88%
	Micro Cap Growth	59,824	2.45%
	Mid Cap Growth	377,856	3.31%
	Money Market	3,703,674	1.70%
	Mortgage Securities	154,686	2.68%
	Real Estate Securities	329,499	5.02%
	Science and Technology	904,770	4.78%
	Small Cap Growth	1,239,873	2.71%
	Small Cap Value	182,493	1.25%
	Value	1,416,931	2.59%

Nationwide Insurance Company	Real Estate Securities	133,198	2.03%
NWVLI4 c/o IPO Portfolio Accounting
P O Box 182029
Columbus OH 43218-2029

Nationwide Insurance Company	Asset Strategy	26,394,537	31.82%
NWVA-9	Balanced	7,560,341	16.21%
c/o IPO Portfolio Accounting	Bond	21,312,800	33.10%
P O Box 182029	Core Equity	15,850,743	33.92%
Columbus OH 43218-2029	Dividend Opportunities	4,404,617	16.34%
	Energy	2,030,236	37.51%
	Global Natural Resources	7,404,509	32.57%
	Growth	18,647,123	19.23%
	High Income	24,177,260	39.43%
	International Growth	6,582,861	25.22%
	International Value	1,254,643	4.12%
	Micro Cap Growth	258,996	10.63%
	Mid Cap Growth	1,900,882	16.67%
	Money Market	67,376,448	30.86%
	Mortgage Securities	1,338,049	23.19%
	Real Estate Securities	2,131,083	32.47%
	Science and Technology	6,130,813	32.38%
	Small Cap Growth	9,802,620	21.43%
	Small Cap Value	720,155	4.93%
	Value	13,904,792	25.45%

56

Nationwide Insurance Company	Asset Strategy	14,389,205	17.35%
NWVA-12	Balanced	2,790,305	5.98%
c/o IPO Portfolio Accounting	Bond	6,406,834	9.95%
P O Box 182029	Core Equity	4,413,197	9.44%
Columbus OH 43218-2029	Dividend Opportunities	6,362,803	23.60%
	Energy	1,472,389	27.20%
	Global Natural Resources	4,125,686	18.15%
	Growth	5,636,429	5.81%
	High Income	6,869,127	11.20%
	International Growth	1,813,441	6.95%
	International Value	742,789	2.44%
	Micro Cap Growth	232,844	9.55%
	Mid Cap Growth	3,325,347	29.17%
	Money Market	18,230,480	8.35%
	Mortgage Securities	1,222,177	21.18%
	Pathfinder Aggressive	11,860,125	96.47%
	Pathfinder Conservative	3,427,551	60.38%
	Pathfinder Moderate	17,538,131	65.04%
	Pathfinder Moderately
	Aggressive	21,863,042	60.00%
	Pathfinder Moderately
	Conservative	7,830,206	68.09%
	Real Estate Securities	1,529,475	23.30%
	Science and Technology	1,646,349	8.70%
	Small Cap Growth	1,333,373	2.91%
	Small Cap Value	643,169	4.40%
	Value	5,592,539	10.24%

Ohio National Life Insurance Co	Asset Strategy	4,906,288	5.92%
For the Benefit of its Separate	Global Natural Resources	2,509,795	11.04%
Accounts	Science and Technology	233,743	1.23%
1 Financial Way
Cincinnati OH 45242-5851

UMB Bank as Custodian for	Balanced	475,670	1.56%
Ivy Funds VIP Pathfinder	Bond	1,097,855	1.71%
Aggressive	Dividend Opportunities	1,280,075	4.75%
Fund Master Account	Growth	980,987	1.01%
c/o Carrie Kelly	International Growth	768,165	2.94%
6300 Lamar Ave	Mid Cap Growth	488,752	4.29%
Mission KS 66202-4247	Money Market	5,857,453	2.68%
	Small Cap Value	376,638	2.58%
	Value	768,451	1.41%

UMB Bank as Custodian for	Bond	1,414,727	2.20%
Ivy Funds VIP Pathfinder	Dividend Opportunities	968,566	3.59%
Conservative Fund Master Account	Money Market	7,518,662	3.44%
c/o Carrie Kelly
6300 Lamar Ave
Mission KS 66202-4247

57

UMB Bank as Custodian for	Balanced	667,714	2.20%
Ivy Funds VIP Pathfinder Moderate	Bond	4,425,141	6.87%
Fund Master Account	Dividend Opportunities	3,622,426	13.43%
c/o Carrie Kelly	Growth	1,614,470	1.67%
6300 Lamar Ave	International Growth	1,206,931	4.62%
Mission KS 66202-4247	Mid Cap Growth	913,882	8.02%
	Money Market	23,492,020	10.76%
	Small Cap Value	424,251	2.90%
	Value	1,288,428	2.36%

UMB Bank as Custodian for	Dividend Opportunities	4,809,836	17.84%
Ivy Funds VIP Pathfinder Mod	Growth	2,154,406	2.22%
Aggress Fund Master Account	International Growth	2,033,905	7.79%
c/o Carrie Kelly	Mid Cap Growth	1,523,763	13.36%
6300 Lamar Ave	Money Market	24,522,207	11.23
Mission KS 66202-4247	Small Cap Growth	688,491	1.50%
	Small Cap Value	999,207	6.83%
	Value	1,708,262	3.13%

UMB Bank as Custodian for	Dividend Opportunities	1,636,291	6.07%
Ivy Funds VIP Pathfinder Mod	International Growth	391,921	1.50%
Conserv Fund Master Account	Mid Cap Growth	410,930	3.60%
c/o Carrie Kelly	Money Market	12,666,965	5.80%
6300 Lamar Ave	Value	578,460	1.06%
Mission KS 66202-4247

United Investors Life	Asset Strategy	7,088,702	8.55%
Advantage II	Balanced	3,427,089	7.35%
P O Box 10287	Bond	6,997,485	10.87%
Birmingham AL 35202-0287	Core Equity	12,974,808	27.77%
	Growth	16,206,286	16.71%
	High Income	8,704,536	14.19%
	International Growth	5,196,517	19.91%
	Money Market	15,479,903	7.09%
	Science and Technology	3,586,818	18.95%
	Small Cap Growth	6,992,488	15.29%

United Investors Life	Asset Strategy	837,954	1.01%
Variable Universal Life (Plus)	Balanced	518,294	1.11%
P O Box 10287	Core Equity	1,863,354	3.99%
Birmingham AL 35202-0287	Growth	2,346,766	2.42%
	High Income	837,325	1.37%
	International Growth	1,215,955	4.66%
	Science and Technology	1,332,261	7.04%
	Small Cap Growth	1,574,784	3.44%

As of March 31, 2009, all of the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Trust.

INVESTMENT ADVISORY AND OTHER SERVICES

The Management Agreement

Effective April 10, 2009, the Trust has an Investment Management Agreement (Management Agreement) with WRIMCO with respect to Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Bond, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Growth, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Money Market, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Value, Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative and Ivy Funds VIP Pathfinder Conservative and a separate Investment Management Agreement with WRIMCO, effective April 10, 2009, with respect to Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP International Core Equity, Ivy Funds VIP Real Estate Securities and Ivy Funds VIP Small Cap Value (each, a Management Agreement). The Management Agreements (including the Management Fee Schedule) are essentially identical to the previous investment management agreements entered into between WRIMCO and each of the Portfolios that formerly comprised the Ivy Funds Variable Insurance Portfolios. Under the Management Agreement, as to each Portfolio, WRIMCO is employed to supervise the investments of the Portfolio and provide investment advice to the Portfolio or monitor and supervise the activities of a subadvisor, if applicable. The Management Agreement obligates WRIMCO to make investments for the account of each Portfolio in accordance with its best judgment and within the investment objective(s) and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to RICs, subject to policy decisions adopted by the Board. WRIMCO also determines the securities to be purchased or sold by each Portfolio and places the orders (except to the extent those services are provided by the Portfolio’s investment subadvisor). The Management Agreement with respect to Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Micro Cap Growth, and Ivy Funds VIP Real Estate Securities also authorizes WRIMCO to appoint one or more qualified investment subadvisors to provide these Portfolios with certain services required by the Management Agreement.

58

WRIMCO is a wholly owned subsidiary of Waddell & Reed. Waddell & Reed is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company which is a wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR), a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

WRIMCO and/or its predecessor have served as investment manager to each of the funds in the Advisors Fund Complex since each fund’s inception and to each of their respective predecessor funds (each, a Predecessor Fund). Waddell & Reed serves as principal underwriter and distributor for the Trust and for each of the funds within Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios and served as principal underwriter and distributor to their respective Predecessor Funds.

Each Management Agreement provides that it may be renewed year to year as to each applicable Portfolio, provided that any such renewal has been specifically approved, at least annually, by (i) the Board, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, and (ii) the vote of a majority of the Trustees who are not deemed to be “interested persons” (as defined in the 1940 Act) of the Portfolio or WRIMCO (the Disinterested Trustees). The Management Agreement also provides that either party has the right to terminate it as to a Portfolio, without penalty, upon 60 days’ written notice by the Trust to WRIMCO and 120 days’ written notice by WRIMCO to the Trust, and that the Management Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Subadvisory Agreements

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, has been retained under an investment subadvisory agreement to provide investment advice for and, in general, conduct the investment management program of Ivy Funds VIP Real Estate Securities, subject to the general control of the Board. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life’s investment portfolios. Advantus Capital had approximately $     billion in assets under management as of December 31, 2009.

Advantus Capital acts as investment subadvisor to Ivy Funds VIP Real Estate Securities under an Investment Subadvisory Agreement (the Advantus Capital Agreement) with WRIMCO.

The Advantus Capital Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement. In addition, the Advantus Capital Agreement is terminable at any time, without penalty, by the Board or by WRIMCO on 60 days’ written notice to Advantus Capital, or by Advantus Capital on 60 days’ written notice to WRIMCO. Unless sooner terminated, the Advantus Capital Agreement shall continue in effect from year to year if approved at least annually by the Board, provided that such continuance is also approved by the vote of a majority of the Trustees who are not interested persons of any party to the Advantus Capital Agreement, cast in person at a meeting called for the purpose of voting on such approval.

For its services, Advantus Capital receives fees from WRIMCO, such fees accrued daily and payable in arrears on the last day of each calendar month, pursuant to the following schedule:

Fund Name	Annual Fee Payable to Advantus Capital as a Percentage of the Portfolio’s Average Net Assets
Ivy Funds VIP Real Estate Securities	0.48%

59

Mackenzie Financial Corporation (Mackenzie) is a wholly owned subsidiary of IGM Financial Inc. Mackenzie, with offices at 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada, M5S 3B5, is a corporation organized under the laws of Ontario. Mackenzie is registered in Ontario as a mutual fund dealer and also registered with the SEC as an investment adviser. Mackenzie has been retained under an investment subadvisory agreement to provide investment advice for and, in general, conduct the investment management program of Ivy Funds VIP Global Natural Resources, subject to the general control of the Board. Mackenzie had approximately $ billion USD in assets under management as of December 31, 2009.

Mackenzie acts as investment subadvisor to Ivy Funds VIP Global Natural Resources under an Investment Subadvisory Agreement (the Mackenzie Agreement) with WRIMCO.

The Mackenzie Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement. In addition, the Mackenzie Agreement is terminable at any time, without penalty, by the Board or by WRIMCO on 60 days’ written notice to Mackenzie, or by Mackenzie on 60 days’ written notice to WRIMCO. Unless sooner terminated, the Mackenzie Agreement shall continue in effect from year to year if approved at least annually by the Board, provided that such continuance is also approved by the vote of a majority of the Trustees who are not interested persons of any party to the Mackenzie Agreement, cast in person at a meeting called for the purpose of voting on such approval.

From the management fee received with respect to Ivy Funds VIP Global Natural Resources, WRIMCO pays to Mackenzie a subadvisory fee computed at an annual rate, accrued daily and payable in arrears on the last day of each calendar month, pursuant to the following schedule:

Net Portfolio Assets	Fee Payable to Mackenzie as a Percentage of the Portfolio’s Average Net Assets
Up to $500 million	0.500%
Over $500 million and up to $1 billion	0.425%
Over $1 billion and up to $2 billion	0.415%
Over $2 billion and up to $3 billion	0.400%
Over $3 billion	0.380%

Wall Street Associates, LLC (WSA), a limited liability corporation with principal offices at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, has been retained under an investment subadvisory agreement to provide investment advice for and, in general, conduct the investment management program of Ivy Funds VIP Micro Cap Growth, subject to the general control of the Board. WSA, founded in 1987, provides investment advisory services for institutional clients and high net worth individuals. WSA had approximately $ billion in assets under management as of December 31, 2009.

WSA acts as investment subadvisor to Ivy Funds VIP Micro Cap Growth under an Investment Subadvisory Agreement (the WSA Agreement) with WRIMCO.

The WSA Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement. In addition, the WSA Agreement is terminable at any time, without penalty, by the Board or by WRIMCO on 60 days’ written notice to WSA, or by WSA on 60 days’ written notice to WRIMCO. Unless sooner terminated, the WSA Agreement shall continue in effect from year to year if approved at least annually by the Board, provided that such continuance is also approved by the vote of a majority of the Trustees who are not interested persons of any party to the WSA Agreement, cast in person at a meeting called for the purpose of voting on such approval.

From the management fee received with respect to Ivy Funds VIP Micro Cap Growth, WRIMCO pays to WSA a subadvisory fee computed at an annual rate, which is a percentage of the average daily net assets of Ivy Funds VIP Micro Cap Growth, as follows: 0.50% of net assets. The subadvisory fee is accrued daily and payable in arrears on the last day of each calendar month.

60

Payments for Management Services

Under its Management Agreement, for WRIMCO’s management services, each Portfolio pays WRIMCO a fee as described in the Prospectus. The management fees paid to WRIMCO, during the last three fiscal years for each Portfolio then in existence were as follows:

	Periods ended December 31,
	2009		2008	2007
Ivy Funds VIP Asset Strategy	$		$6,015,566	$5,069,591
Ivy Funds VIP Balanced			3,338,840	3,934,013
Ivy Funds VIP Bond			1,479,216	1,241,780
Ivy Funds VIP Core Equity			4,086,170	5,322,329
Ivy Funds VIP Dividend Opportunities			875,770	712,494
Ivy Funds VIP Energy			250,423	115,546
Ivy Funds VIP Global Natural Resources			1,384,681	1,242,357
Ivy Funds VIP Growth			7,317,953	8,444,028
Ivy Funds VIP High Income			1,195,434	1,330,756
Ivy Funds VIP International Growth			1,891,208	2,245,577
Ivy Funds VIP International Core Equity			4,331,885	5,277,695
Ivy Funds VIP Micro Cap Growth			412,223	577,213
Ivy Funds VIP Mid Cap Growth			460,894	409,554
Ivy Funds VIP Money Market			558,166	319,599
Ivy Funds VIP Real Estate Securities			391,215	537,161
Ivy Funds VIP Science and Technology			2,685,812	3,212,675
Ivy Funds VIP Small Cap Growth			3,435,591	4,723,598
Ivy Funds VIP Small Cap Value			1,547,856	1,765,203
Ivy Funds VIP Value			2,113,638	2,677,188
Ivy Funds VIP Pathfinder Aggressive		—	—	—
Ivy Funds VIP Pathfinder Moderately Aggressive		—	—	—
Ivy Funds VIP Pathfinder Moderate		—	—	—
Ivy Funds VIP Pathfinder Moderately Conservative		—	—	—
Ivy Funds VIP Pathfinder Conservative		—	—	—

Each Portfolio accrues and pays this fee daily.

The Management Agreement for each Portfolio permits WRIMCO, or an affiliate of WRIMCO, to enter into a separate agreement for accounting services (the Accounting Services Agreement) and a separate agreement for transfer agency services (the Transfer Agency Agreement) with the Trust for the Portfolio. Each Management Agreement contains detailed provisions as to the matters to be considered by the Board prior to approving any Accounting Services Agreement or Transfer Agency Agreement.

Accounting Services

Under the Accounting Services Agreement entered into between the Trust and Waddell & Reed Services Company, doing business as WI Services Company (WISC), for each Portfolio, WISC provides the Portfolio with bookkeeping and accounting services and assistance and other administrative services, including maintenance of the Portfolio’s records, pricing of the Portfolio’s shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting Services Agreement, or amendments to the existing one, may be approved by the Board without shareholder approval.

Accounting Services Fees

Under the Accounting Services Agreement for each Portfolio except the Pathfinder Portfolios, each Portfolio pays WISC a monthly fee shown in the following table, based on the average daily net assets during the prior month.

Average Daily Net Assets for the Month	Monthly Fee
$ 0 - $ 10 million	$0
$ 10 - $ 25 million	$958
$ 25 - $ 50 million	$1,925
$ 50 - $100 million	$2,958
$100 - $200 million	$4,033
$200 - $350 million	$5,267
$350 - $550 million	$6,875
$550 - $750 million	$8,025
$750 - $ 1.0 billion	$10,133
$1.0 billion and over	$12,375

61

Under the Accounting Services Agreement for each Pathfinder Portfolio, the Pathfinder Portfolio pays WISC a monthly fee shown in the following table, based on the average daily net assets during the prior month.

Average Daily Net Assets for the Month	Monthly Fee
$ 0 - $ 10 million	$0
$ 10 - $ 25 million	$479.00
$ 25 - $ 50 million	$962.50
$ 50 - $100 million	$1,479.00
$100 - $200 million	$2,016.50
$200 - $350 million	$2,633.50
$350 - $550 million	$3,437.50
$550 - $750 million	$4,012.50
$750 - $ 1.0 billion	$5,066.50
$1.0 billion and over	$6,187.50

Each Portfolio also pays monthly a fee paid at the annual rate of 0.01% or one basis point for the first $1 billion of assets with no fee charges for assets in excess of $1 billion. This fee may be voluntarily waived until Portfolio assets are at least $10 million.

Fees paid to WISC for the last three fiscal years for each Portfolio then in existence were as follows:

	Periods ended December 31,
	2009	2008	2007
Ivy Funds VIP Asset Strategy	$	$201,174	$177,150
Ivy Funds VIP Balanced		130,219	152,530
Ivy Funds VIP Bond		94,618	87,603
Ivy Funds VIP Core Equity		151,090	191,562
Ivy Funds VIP Dividend Opportunities		60,902	53,212
Ivy Funds VIP Energy		22,169	7,751
Ivy Funds VIP Global Natural Resources		59,009	57,636
Ivy Funds VIP Growth		236,107	248,499
Ivy Funds VIP High Income		76,235	84,481
Ivy Funds VIP International Growth		81,881	89,583
Ivy Funds VIP International Core Equity		140,474	158,348
Ivy Funds VIP Micro Cap Growth		29,495	41,589
Ivy Funds VIP Mid Cap Growth		37,820	34,127
Ivy Funds VIP Money Market		61,260	43,493
Ivy Funds VIP Real Estate Securities		28,481	40,439
Ivy Funds VIP Science and Technology		102,814	120,404
Ivy Funds VIP Small Cap Growth		118,010	146,266
Ivy Funds VIP Small Cap Value		69,029	82,769
Ivy Funds VIP Value		93,268	120,877
Ivy Funds VIP Pathfinder Aggressive		9,583	—
Ivy Funds VIP Pathfinder Moderately Aggressive		16,131	—
Ivy Funds VIP Pathfinder Moderate		11,141	—
Ivy Funds VIP Pathfinder Moderately Conservative		3,228	—
Ivy Funds VIP Pathfinder Conservative		1,058	—

62

Since each Portfolio pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, WRIMCO and WISC, respectively, pay all of their own expenses, except as otherwise noted in the respective agreements, in providing these services. Waddell & Reed and affiliates pay the Trust’s Trustees and officers who are affiliated with WRIMCO and Waddell & Reed. The Trust pays the fees and expenses of its other Trustees. The Trust pays all of its other expenses. These include the costs of printing and mailing materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, fees payable under securities laws and to the Investment Company Institute, cost of processing and maintaining shareholder records, cost of systems or services used to price Portfolio securities and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Transfer Agency Services

Under the Transfer Agency Agreement entered into between the Trust and Waddell & Reed Services Company, doing business as WI Services Company (WISC), a subsidiary of Waddell & Reed, for each Portfolio WISC performs transfer agency functions, including the maintenance of shareholder accounts which are the separate accounts of the Participating Insurance Companies, the issuance, transfer and redemption of shares, distribution of dividends and other distributions and payment of redemption proceeds, and the furnishing of related information to the Portfolio. A new Transfer Agency Agreement, or amendments to the existing one, may be approved by the Board without shareholder approval. The Trust pays certain out-of-pocket expenses of WISC, which are 1) the charges of a sub-agent used by WISC in performing services under the Transfer Agency Agreement, including the cost of providing a record-keeping system, and 2) the cost of providing and/or mailing prospectuses to certain Policy holders (Policyowners). Fees paid to WISC for such out-of-pocket expenses for the last three fiscal years for each Portfolio then in existence were as follows:

	2009	2008	2007
Ivy Funds VIP Asset Strategy	$	$8,141	$21,760
Ivy Funds VIP Balanced		4,312	19,486
Ivy Funds VIP Bond		2,992	3,440
Ivy Funds VIP Core Equity		5,354	21,880
Ivy Funds VIP Dividend Opportunities		1,218	2,977
Ivy Funds VIP Energy		277	544
Ivy Funds VIP Global Natural Resources		1,285	5,703
Ivy Funds VIP Growth		9,718	41,135
Ivy Funds VIP High Income		1,840	6,939
Ivy Funds VIP International Growth		2,086	8,594
Ivy Funds VIP International Core Equity		4,749	20,655
Ivy Funds VIP Micro Cap Growth		435	2,066
Ivy Funds VIP Mid Cap Growth		550	1,397
Ivy Funds VIP Money Market		1,215	2,314
Ivy Funds VIP Real Estate Securities		451	2,079
Ivy Funds VIP Science and Technology		2,953	12,184
Ivy Funds VIP Small Cap Growth		3,741	9,172
Ivy Funds VIP Small Cap Value		1,736	6,867
Ivy Funds VIP Value		2,799	12,921
Ivy Funds VIP Pathfinder Aggressive		251	—
Ivy Funds VIP Pathfinder Moderately Aggressive		472	—
Ivy Funds VIP Pathfinder Moderate		288	—
Ivy Funds VIP Pathfinder Moderately Conservative		100	—
Ivy Funds VIP Pathfinder Conservative		35	—

Distribution Services

Pursuant to the Principal Underwriting Agreement entered into between Waddell & Reed and the Trust, Waddell & Reed offers shares of the Portfolios to Participating Insurance Companies and may also engage in marketing and other promotional activities intended to result in the inclusion of shares of the Trust as investment options under variable life insurance and annuity products.

63

Service Plan

Under a Service Plan (Plan) adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act, each Portfolio (other than Ivy Funds VIP Money Market and the Pathfinder Portfolios) may pay Waddell & Reed a fee not to exceed .25% of the Portfolio’s average annual net assets, paid daily, to compensate Waddell & Reed and unaffiliated third parties for costs and expenses in connection with the provision of personal services to Policyowners.

The Plan permits Waddell & Reed to be compensated for amounts it expends in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to Policyowners and/or maintenance of Policyowner accounts; increasing services provided to Policyowners by office personnel; engaging in other activities useful in providing personal service to Policyowners; and in compensating broker-dealers who may regularly sell Policies, and other third parties, for providing shareholder services and/or maintenance of Policyowner accounts.

The only Trustees or interested persons, as defined in the 1940 Act, of the Trust who have a direct or indirect financial interest in the operation of the Plan are the officers and Trustees who are also officers of either Waddell & Reed or its affiliate(s) or who are shareholders of Waddell & Reed Financial, Inc., the indirect parent company of Waddell & Reed. The Plan is anticipated to benefit each Portfolio and the Policyowners through Waddell & Reed’s activities to provide directly, or indirectly, personal services to the Policyowners and thereby promote the maintenance of their accounts with respect to investment in the Portfolio. The Trust anticipates that Policyowners investing in a Portfolio may benefit to the extent that Waddell & Reed’s activities are successful in increasing the assets of the Portfolio through reduced redemptions and reducing a Policyowner’s share of Portfolio expenses. In addition, the Trust anticipates that the revenues from the Plan will provide Waddell & Reed with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Trust and Policyowners.

The Plan was approved by the Board, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or any agreement referred to in the Plan (hereafter, Plan Trustees). The Plan was also approved as to each Portfolio by the shareholders of the Portfolio.

64

Among other things, the Plan provides that (1) Waddell & Reed will provide to the Trustees at least quarterly, and the Trustees will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the Board including the Plan Trustees, acting in person at a meeting called for that purpose, (3) amounts to be paid by a Portfolio under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the Portfolio, and (4) while the Plan remains in effect, the selection and nomination of the Trustees who are Plan Trustees will be committed to the discretion of the Plan Trustees. During the fiscal year ended December 31, 2009, each Portfolio paid the following amount under the Plan:

Ivy Funds VIP Asset Strategy	$
Ivy Funds VIP Balanced
Ivy Funds VIP Bond
Ivy Funds VIP Core Equity
Ivy Funds VIP Dividend Opportunities
Ivy Funds VIP Energy
Ivy Funds VIP Global Natural Resources
Ivy Funds VIP Growth
Ivy Funds VIP High Income
Ivy Funds VIP International Growth
Ivy Funds VIP International Core Equity
Ivy Funds VIP Micro Cap Growth
Ivy Funds VIP Mid Cap Growth
Ivy Funds VIP Money Market		*
Ivy Funds VIP Real Estate Securities
Ivy Funds VIP Science and Technology
Ivy Funds VIP Small Cap Growth
Ivy Funds VIP Small Cap Value
Ivy Funds VIP Value
Ivy Funds VIP Pathfinder Aggressive		—
Ivy Funds VIP Pathfinder Moderately Aggressive		—
Ivy Funds VIP Pathfinder Moderate		—
Ivy Funds VIP Pathfinder Moderately Conservative		—
Ivy Funds VIP Pathfinder Conservative		—

*	The Ivy Funds VIP Money Market Service Plan was terminated effective January 31, 2009.

Custodial Services

The Portfolios’ custodian is UMB Bank, n.a., and its address is 928 Grand Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding the Portfolios’ cash and securities.

65

PORTFOLIO MANAGERS

Portfolio Managers employed by WRIMCO

The following tables provide information relating to the portfolio managers of the Portfolios as of December 31, 2009:

Michael L. Avery—Ivy Funds VIP Asset Strategy, Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative, and Ivy Funds VIP Pathfinder Conservative

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	0	2
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$25,624.8	$0	$227.9
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Daniel Becker—Ivy Funds VIP Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	6	30
Number of Accounts Managed with Performance-Based Advisory Fees	0	4	1
Assets Managed (in millions)	$2,986.1	$2,397.8	$1,715.9
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$282.3	$24.7

Erik Becker—Ivy Funds VIP Core Equity

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	12
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$3,266	$90.1	$303.8
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Chace Brundige—Ivy Funds VIP International Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,034.6	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Ryan Caldwell—Ivy Funds VIP Asset Strategy

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$24,852.3	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

66

David Ginther—Ivy Funds VIP Dividend Opportunities and Ivy Funds VIP Energy

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	2	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	1	0
Assets Managed (in millions)	$1,419.5	$58.5	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$104.1	$0

John Maxwell—Ivy Funds VIP International Core Equity*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$652.8	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	WRIMCO assumed direct investment management responsibility for Ivy Funds VIP International Core Equity effective May 27, 2009.

Kenneth McQuade—Ivy Funds VIP Small Cap Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$355.7	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

William Nelson—Ivy Funds VIP High Income

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,465.7	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Matthew Norris—Ivy Funds VIP Small Cap Value*

                                Ivy Funds VIP Value

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$707	$0	$44.7
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Norris assumed direct management responsibility for Ivy Funds VIP Small Cap Value effective April 1, 2010.

67

Mark Otterstrom—Ivy Funds VIP Bond

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	0	17
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$2,737.4	$0	$578.8
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Cynthia Prince-Fox—Ivy Funds VIP Balanced

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,137.1	$0	$70.3
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Philip Sanders—Ivy Funds VIP Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	6	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	4	0
Assets Managed (in millions)	$2,986.1	$2,397.8	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$282.3	$0

Kimberly Scott—Ivy Funds VIP Mid Cap Growth

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,401.5	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Zachary Shafran—Ivy Funds VIP Science and Technology

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$3,646.2	$0	$2.2
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Mira Stevovich—Ivy Funds VIP Money Market

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,665.4	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

68

Gustaf Zinn—Ivy Funds VIP Core Equity

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	12
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$3,266	$90.7	$303.8
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. WRIMCO seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•

The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund might outperform the securities selected for the fund. WRIMCO seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to WRIMCO’s Allocation Procedures.

WRIMCO and the Portfolios have adopted certain compliance procedures, including the Code of Ethics, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

WRIMCO believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual’s level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; and c) eligibility for a stock incentive plan in shares of WDR that rewards teamwork. Awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent; and d) to the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by WRIMCO.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is the portfolio manager’s percentile ranking against the performance of managers of the same investment style at other firms. Half of a portfolio manager’s bonus is based upon a three-year period, and half is based upon a one-year period. For truly exceptional results, bonuses can be multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios are similar in investment style and all are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses is deferred for a three-year period. During that time, the deferred portion of bonuses is deemed invested in one or more mutual funds managed by WRIMCO (or its affiliate), with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being deemed invested in mutual funds managed by WRIMCO (or its affiliate), WDR’s 401(k) plan offers mutual funds managed by WRIMCO (or its affiliate) as investment options. No compensation is based upon the amount of the mutual fund assets under management.

69

Ownership of Securities

As of December 31, 2009, the dollar range of shares beneficially owned by the portfolio managers was:

Manager	Portfolio Managed in Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Owned* in Portfolio Managed	Dollar Range of Shares Owned in Funds in Fund Complex
Michael Avery	Ivy Funds VIP Asset Strategy	$0
	Ivy Funds VIP Pathfinder Aggressive	$0
	Ivy Funds VIP Pathfinder Moderately Aggressive	$0
	Ivy Funds VIP Pathfinder Moderate	$0
	Ivy Funds VIP Pathfinder Moderately Conservative	$0
	Ivy Funds VIP Pathfinder Conservative	$0	over $1,000,000
Daniel Becker	Ivy Funds VIP Growth	$0	$10,001 to $50,000
Erik Becker	Ivy Funds VIP Core Equity	$0	$100,001 to $500,000
Chace Brundige	Ivy Funds VIP International Growth	$0	$100,001 to $500,000
Ryan Caldwell	Ivy Funds VIP Asset Strategy	$0	$10,001 to $50,000
David Ginther	Ivy Funds VIP Dividend Opportunities Ivy Funds VIP Energy	$0 $0	over $1,000,000
John Maxwell	Ivy Funds VIP International Core Equity	$0	$500,001 to $1,000,000
Kenneth McQuade	Ivy Funds VIP Small Cap Growth	$0	$500,001 to $1,000,000
William Nelson	Ivy Funds VIP High Income	$0	$500,001 $1,000,000
Matthew Norris	Ivy Funds VIP Small Cap Value* Ivy Funds VIP Value	$0 $0	$500,001 to $1,000,000
Mark Otterstrom	Ivy Funds VIP Bond	$0	$500,001 to $1,000,000
Cynthia Prince-Fox	Ivy Funds VIP Balanced	$0	over $1,000,000
Philip Sanders	Ivy Funds VIP Growth	$0	$100,001 to $500,000
Kimberly Scott	Ivy Funds VIP Mid Cap Growth	$0	$100,001 to $500,000
Zachary Shafran	Ivy Funds VIP Science and Technology	$0	$100,001 to $500,000
Mira Stevovich	Ivy Funds VIP Money Market	$0	$500,001 to $1,000,000
Gustaf Zinn	Ivy Funds VIP Core Equity	$0	$100,001 to $500,000

*	Mr. Norris assumed direct management responsibility for Ivy Funds VIP Small Cap Value effective April 1, 2010.

A portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of December 31, 2009, the dollar range of shares of the Portfolios deemed owned by each portfolio manager is:

Manager	Portfolio Managed in the Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Deemed Owned* in Portfolio or Style Managed[1]	Dollar Range of Shares Deemed Owned in Funds in Fund Complex
Michael Avery	Ivy Funds VIP Asset Strategy	$100,001 to $500,000
	Ivy Funds VIP Pathfinder Aggressive	$0
	Ivy Funds VIP Pathfinder Moderately Aggressive	$0
	Ivy Funds VIP Pathfinder Moderate	$0
	Ivy Funds VIP Pathfinder Moderately Conservative	$0
	Ivy Funds VIP Pathfinder Conservative	$0	$100,001 to $500,000
Daniel Becker	Ivy Funds VIP Growth	$100,001 to $500,000	$100,001 to $500,000
Erik Becker	Ivy Funds VIP Core Equity	$100,001 to $500,000	$100,001 to $500,000
Chace Brundige	Ivy Funds VIP International Growth	$100,001 to $500,000	$100,001 to $500,000
Ryan Caldwell	Ivy Funds VIP Asset Strategy	$100,001 to $500,000	$100,001 to $500,000
David Ginther	Ivy Funds VIP Dividend Opportunities Ivy Funds VIP Energy	$100,001 to $500,000 $100,001 to $500,000	$100,001 to $500,000
John Maxwell	Ivy Funds VIP International Core Equity	$100,001 to $500,000	$100,001 to $500,000
Kenneth McQuade	Ivy Funds VIP Small Cap Growth	$50,001 to $100,000	$50,001 to $100,000
William Nelson	Ivy Funds VIP High Income	$100,001 to $500,000	$100,001 to $500,000
Matthew Norris	Ivy Funds VIP Small Cap Value* Ivy Funds VIP Value	$0 $50,001 to $100,000	$50,001 to $100,000
Mark Otterstrom	Ivy Funds VIP Bond	$100,001 to $500,000	$100,001 to $500,000
Cynthia Prince-Fox	Ivy Funds VIP Balanced	$100,001 to $500,000	$100,001 to $500,000
Philip Sanders	Ivy Funds VIP Growth	$100,001 to $500,000	$100,001 to $500,000
Kimberly Scott	Ivy Funds VIP Mid Cap Growth	$100,001 to $500,000	$100,001 to $500,000
Zachary Shafran	Ivy Funds VIP Science and Technology	$500,001 to $1,000,000	$500,001 to $1,000,000
Mira Stevovich	Ivy Funds VIP Money Market	$10,001 to $50,000	$10,001 to $50,000
Gustaf Zinn	Ivy Funds VIP Core Equity	$100,001 to $500,000	$100,001 to $500,000

70

*	Mr. Norris assumed direct management responsibility for Ivy Funds VIP Small Cap Value effective April 1, 2010.
*	The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as the underlying investment vehicle.
[1]	Shares deemed owned in any fund within the Fund Complex which is managed by the Manager.

Portfolio Managers employed by Advantus Capital Management, Inc.

The following tables provide information relating to the portfolio managers of the specified Portfolios as of December 31, 2009:

Joseph R. Betlej—Ivy Funds VIP Real Estate Securities

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed
Number of Accounts Managed with Performance-Based Advisory Fees
Assets Managed
Assets Managed with Performance-Based Advisory Fees

Lowell Bolken—Ivy Funds VIP Real Estate Securities

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed
Number of Accounts Managed with Performance-Based Advisory Fees
Assets Managed (in millions)
Assets Managed with Performance-Based Advisory Fees (in millions)

Conflicts of Interest

In the judgment of WRIMCO and Advantus Capital, no material conflicts of interest are likely to arise in connection with a portfolio manager’s management of a Portfolio on the one hand and the management of any account identified above on the other. All portfolio managers must manage assets in their personal accounts in accordance with Advantus Capital’s code of ethics. The Portfolios and all other accounts managed by a portfolio manager in a similar style are managed subject to substantially similar investment restrictions and guidelines, and therefore no conflict of interest is likely to arise due to material differences in investment strategy. Advantus Capital has also adopted policies and procedures designed for fair allocation of investment opportunities between a Portfolio and other accounts managed by the same portfolio manager, including accounts of Advantus Capital or their affiliates. In addition, Advantus Capital believes that material conflicts due to differences in compensation paid to portfolio managers (see below) are also unlikely to arise. Account performance is a factor in determining a portfolio manager’s compensation, but no portfolio manager’s compensation structure favors one account over another on the basis of performance.

Compensation

As of the end of the Portfolio’s most recent fiscal year, each portfolio manager of a Portfolio is compensated for managing the Portfolio and for managing other accounts identified above in the manner set forth below. Portfolio managers also receive other compensation in the form of group insurance and medical benefits and pension and other retirement benefits which are available generally to all employees of Advantus Capital and which do not discriminate in favor of any portfolio manager.

Base Salary – the portfolio manager’s total compensation package is reviewed and adjusted annually using competitive compensation surveys. Base salary is designed to provide a measure of stability and is targeted to be competitive with peers.

Short-term Bonus – the portfolio manager is eligible for an annual bonus that is based on the portfolio manager’s ability to meet predetermined goals. Of the total goal, approximately 88% is based on the pre-tax investment performance versus an appropriate benchmark and peer group. In the case of a Portfolio, the appropriate benchmark is the Portfolio’s benchmark index described in the Portfolio’s prospectus. Appropriate peer groups are determined using applicable Lipper investment categories. Performance comparisons to the respective benchmark and peer group are performed using both one-year and three-year performance. The remaining goals (approximately 12%) are based on subjective fulfillment of position duties.

71

Long-term Incentive – the portfolio manager is eligible for a long-term bonus that is dependent upon Advantus Capital’s strategic business objectives such as profitability, sales, etc. If long-term bonuses are granted, the bonus has a four-year vesting schedule.

Deferred Compensation – the portfolio manager has the option to defer all or part of his or her short-term and long-term bonuses into a non-qualified deferred compensation plan. All elections must be made prior to the start of the performance measurement period.

Revenue Share – the portfolio manager is paid a percentage of revenue received for the management of assets for unaffiliated clients including Mortgage Securities Portfolio and Real Estate Securities Portfolio, except if investments are made through the portfolio manager’s retirement account that invests in the Portfolios through separate accounts. Revenues received from accounts of Advantus Capital or any of its affiliates, are not subject to revenue share.

Ownership of Securities

As of December 31, 2009, the dollar range of shares of the Portfolios beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares owned* in Ivy Funds VIP Real Estate Securities	Dollar Range of Shares owned in Fund Complex
Joseph R. Betlej
Lowell R. Bolken

*	The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as the underlying investment vehicle.

Portfolio Managers employed by Mackenzie Financial Corporation

The following provides information relating to the portfolio manager of the Ivy Funds VIP Global Natural Resources as of December 31, 2009:

Fred Sturm

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed
Number of Accounts Managed with Performance-Based Advisory Fees
Assets Managed (in millions)
Assets Managed with Performance-Based Advisory Fees (in millions)

Conflicts of Interest

Mackenzie, and the portfolio manager as its representative, may have other clients that lead to a variance in compensation schemes, however, Mackenzie has in place a Code of Conduct and Trade Allocation Policy which require fair treatment of all accounts. The portfolio manager, subject to the Code of Conduct, may invest in securities held by the Portfolio. The portfolio manager may also invest directly in other funds with overlapping mandates. Mackenzie reserves the sole discretion to periodically review, and materially alter the compensation schemes from time to time.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented (amongst others) with the following potential conflicts:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Individual mandate objectives may vary, but in general Mackenzie seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment approach. Most other accounts managed by a portfolio manager are managed using similar investment disciplines that are used in connection with the management of the Portfolios.

•

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Mackenzie has adopted procedures for allocating portfolio transactions across multiple accounts.

72

•

With respect to securities transactions for the Portfolios, Mackenzie determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Mackenzie or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Mackenzie may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Mackenzie or its affiliates may place separate, non-simultaneous, transactions for a Portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the other account.

•

Finally, the appearance of a conflict of interest may arise where Mackenzie has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

•

Mackenzie and the Portfolio have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Portfolio Manager Compensation

Mackenzie Financial Corporation (Mackenzie) compensates its portfolio managers and investment analysts through a combination of salary, bonuses and employee benefits. Mackenzie seeks to pay competitive base salaries based on the portfolio manager’s or investment analyst’s experience, responsibilities at Mackenzie corporately and with regard to the assets they manage, and length of service with Mackenzie. Mackenzie regularly engages service providers to provide data with regard to portfolio manager and investment analyst compensation in its home market and markets in which it competes to ensure that the base salaries it offers are competitive.

Mackenzie determines the annual cash bonus of each portfolio manager and investment analyst based on performance and the achievement of individual objectives set by the Chief Investment Officer and the individual at the beginning of each year. The manner in which performance bonuses are calculated depends on the category assigned to the individual. Individuals are assigned to one of three categories: Tier 1 – consisting of senior portfolio managers; Tier 2 – consisting of junior portfolio managers, who may be lead managers on certain funds, but also participate as members of an investment team under the supervision of a senior portfolio manager; and Tier 3 – consisting of investment analysts, each of whom are members of a particular team. Performance-based bonuses can be as high as 150% of a Tier 1 portfolio manager’s base salary and are determined through a formula that measures the performance of the fund or funds under management by that individual against relevant funds offered by Mackenzie’s competitors or, in certain cases, against the appropriate market index or benchmark. (Tier 2 and Tier 3 individual’s performance is, in most cases, measured by the performance of all funds managed by the team, even if the individual does not participate in the portfolio management decisions of the Fund.) The performance criteria is based on the percentile ranking of each fund managed by the Tier 1 individual (or by the team, in the case of Tier 2 and Tier 3 individuals) as measured by its average annual compounded total returns over the previous 1, 3 and 5 years. Performance is measured against the universe of funds in that category as determined by Globe HySales, a division of Bell Globemedia Publishing Inc., although that universe may be modified on the recommendation of the Chief Investment Officer of Mackenzie as ratified by the Chief Executive Officer of Mackenzie. Where relative performance measurement is impracticable, the performance against an appropriate market index or benchmark is used. That portion of the bonus relating to individual objectives may be based on personal achievement, assistance in the achievement of specific departmental objectives, or assistance in the achievement of specific corporate objectives.

Mackenzie offers its employees a wide range of benefits and these are offered to portfolio managers as well, including: a group medical and dental plan; a group disability plan; an optional life insurance plan; an employee share purchase plan (to purchase common shares of IGM Financial Inc. (IGM Shares), Mackenzie’s parent company) pursuant to which an individual may direct that an amount up to 5% of their salary be used, monthly, toward the purchase of IGM Shares and Mackenzie will purchase IGM Shares for the employee having a value of 50% of the amount of the employee’s contribution; an employee share option plan with respect to IGM Shares, for employees who hold the office of Vice-President and above, in an amount based on the individual’s base salary; and a defined contribution group retirement plan under which Mackenzie contributes an amount equal to a proportion of the individual’s salary, based on years of service, up to the maximum allowable by law (this amount is in addition to the employee’s salary).

Ownership of Securities

As of December 31, 2009, the dollar range of shares of Ivy Funds VIP Global Natural Resources beneficially owned* by Fred Sturm was: $[    ].

As of December 31, 2009, the dollar range of shares of funds in the Fund Complex beneficially owned by Fred Sturm was: $[    ].

73

*	The Portfolio’s shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolio serves as the underlying investment vehicle.

Portfolio Managers employed by Wall Street Associates, LLC

The following provides information relating to the portfolio managers of Ivy Funds VIP Micro Cap Growth as of December 31, 2009:

William Jeffery III

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed
Number of Accounts Managed with Performance-Based Advisory Fees
Assets Managed (in millions)
Assets Managed with Performance-Based Advisory Fees (in millions)

Kenneth F. McCain

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed
Number of Accounts Managed with Performance-Based Advisory Fees
Assets Managed (in millions)
Assets Managed with Performance-Based Advisory Fees (in millions)

Paul J. Ariano

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed
Number of Accounts Managed with Performance-Based Advisory Fees
Assets Managed (in millions)
Assets Managed with Performance-Based Advisory Fees (in millions)

Paul K. LeCoq

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed
Number of Accounts Managed with Performance-Based Advisory Fees
Assets Managed (in millions)
Assets Managed with Performance-Based Advisory Fees (in millions)

Carl Wiese

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed
Number of Accounts Managed with Performance-Based Advisory Fees
Assets Managed (in millions)
Assets Managed with Performance-Based Advisory Fees (in millions)

74

Conflicts of Interest

WSA discloses in its ADV potential conflicts of interest arising from situations where portfolio managers oversee “long-only” client accounts, such as mutual fund sub-advisory accounts and/or pension funds, as well as pooled investment funds, such as hedge funds. In general, the combination of policies, procedures, and a compensation arrangement whereby portfolio managers are primarily rewarded on the overall success of the firm ensures that no account is favored over another. WSA has adopted the following policies and procedures designed to eliminate and/or mitigate such conflicts of interest situations:

Code of Ethics and Statement of Policy and Procedures Regarding Personal Securities Transactions – WSA’s Code of Ethics covers all employees, including portfolio managers, and is based on the principal that we owe a fiduciary duty to the clients of WSA and must avoid activities, interests and relationships that might interfere with making decisions in the best interests of clients. The Code governs personal trading activities by all employees and/or other associated persons and subjects such personal trading activities to internal review and preclearance. Personal securities transactions may be restricted in recognition of impending investment decisions on behalf of clients and other factors. WSA maintains “blackout” periods during which WSA, its employees or other associated persons may not cause the execution of a transaction in a security for their own account or an account in which they have beneficial ownership. Copies of all statements of employee trades (that is, Preclearance Forms, Trade Confirmations, and Account Statements) are sent to WSA’s Compliance Officer for the purposes of oversight and verification.

Statement of Policy and Procedures Regarding Hedge Fund Securities Transactions – WSA’s Hedge Fund Trading Policy governs securities transactions conducted by hedge fund investment personnel and is intended to ensure that transactions are conducted in accordance with the following principals: (a) a duty at all times to place first the interests of the firm’s clients (both “long-only” and hedge funds); (b) the requirement that all hedge fund transactions be conducted in a manner that avoids any actual or potential conflict of interest or any abuse of an individual’s responsibility and position of trust; and, (c) the fundamental standard that WSA personnel not take inappropriate advantage of their positions.

•

Aggregated Trades – Through WSA’s interest in its investment funds (hedge funds) it does invest in securities in which it invests “long-only” client funds in accordance with the following policy: Purchases and sales of securities which are common to client accounts and WSA’s investment funds will be allocated pro-rata according to the relative sizes of accounts and desired position sizes among accounts. Great care is taken to avoid even the appearance of impropriety in all situations when trades for WSA “long-only” clients and investment funds are aggregated. Prior to each aggregated trade, senior portfolio managers, traders, and the Compliance Officer discuss each account’s relative position size resulting from the initiation of an aggregated trade. The goal is that each trade allocation plan involving aggregated trades between WSA “long-only” clients and investment funds be designed to treat each client fairly and equitably, without advantaging any client over another.

•

Prohibitions and Preclearance – Hedge fund transactions may be effected so long as: (a) purchases or sales do not involve securities in which hedge fund investment personnel have any direct or indirect beneficial ownership unless prior written approval of the transaction is obtained by a Senior Member of the Portfolio Management Staff, the Senior Trader and the Compliance Officer; (b) hedge fund investment personnel initiate a request for pre-clearance in writing in advance of the transaction to the Trading Desk, Senior Management, and the Compliance Officer, disclosing the circumstances and considerations of any possible conflicts of interest surrounding each trade; (c) hedge fund investment personnel not acquire any direct or indirect beneficial ownership in any securities in any initial public offering; (d) hedge fund investment personnel may not acquire any beneficial ownership in any securities in any private placement of securities unless the Compliance Officer and Senior Portfolio Management Team have given express prior written approval.

Trading Policy – WSA’s trading practices and procedures prohibit unfair trading practices and seeks to disclose and avoid any conflicts of interests or resolve such conflicts in the client’s favor. WSA views trade allocation planning as a crucial step in our attempt to obtain best execution and in ensuring the fair and equitable treatment of each client account during the trading process. Trade allocation plans, automatically generated by WSA’s computerized trade/portfolio management system allows the trading desk to automatically screen individual account parameters to ensure compliance with client guidelines and objectives, check for any cash restraints, and “Reserve” the appropriate amount of shares, generally on a pro rata basis, for each account within the selected strategies. The Trade Allocation plan ensures: (a) performance-based accounts within a strategy do not get favored over client accounts in a strategy. Also, the firm’s own accounts (proprietary accounts) are never favored over any client accounts; (b) no group of accounts is systematically disadvantaged versus any other group; (c) the proper treatment of “hot issues.”

This typically results in a trade that is fairly and equitably allocated among accounts on either a pro-rata or rebalancing (that is, effecting a “bunched” trade in such a way as to even out the position sizes among accounts in a strategy) basis. Exceptions, however, may occur. Individual account constraints and low cash levels may, from time to time, require a “manual override” of the Allocation Plan by the trading desk. In situations where such constraints exist, trades for the constrained accounts can be changed (for example, constrained accounts may not obtain shares with the other accounts within the strategy, or may instead only obtain a portion of the shares “reserved” for the constrained account) by direction of the portfolio manager.

75

Portfolio Manager Compensation

With regards to compensation, the portfolio managers of the Portfolio all received a base salary. Effective October 1, 2007 all five portfolio managers were equity owners in the firm and will receive quarterly partnership distributions. All other employees (including Trading Staff and Analysts) received a base salary based on their experience level. In addition, employees received two semi-annual bonuses based on the overall profitability of the firm. All non-equity employees also participate in the firm’s profit sharing plan and receive medical and dental benefits.

Ownership of Securities

As of December 31, 2009, the dollar range of shares of the Portfolio beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares owned* in Ivy Funds VIP Micro Cap Growth	Dollar Range of Shares owned in the Fund Complex
William Jeffery III
Kenneth F. McCain
Paul J. Ariano
Paul K. Lecoq
Carl Wiese

*	The Portfolio’s shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolio serves as the underlying investment vehicle.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Each of the Pathfinder Portfolios purchases and sells the shares of the Underlying Funds without commission or other sales charge. To the extent that a Pathfinder Portfolio purchases or sells U.S. government securities, commercial paper and other short-term corporate obligations and other money market instruments, including repurchase agreements, such transactions may be made directly with the issuers, dealers or banks, as further described below.

One of the duties undertaken by WRIMCO pursuant to the Management Agreement is to arrange the purchase and sale of securities for the Portfolios. With respect to most fixed-income portfolios, many purchases are made directly from issuers or from underwriters, dealers or banks. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers will include the spread between the bid and the asked prices. Otherwise, transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individuals who manage the Portfolios may manage other advisory accounts with similar investment objectives. It can be anticipated that the portfolio manager will frequently, yet not always, place concurrent orders for all or most accounts for which the manager has responsibility or WRIMCO and/or IICO, an affiliate of WRIMCO, may otherwise combine orders for a Portfolio with those of other Portfolios, funds within Waddell & Reed Advisors Funds and the Ivy Family of Funds and/or other accounts for which WRIMCO and/or IICO has investment discretion, including accounts affiliated with WRIMCO and/or IICO. WRIMCO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO), WRIMCO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, WRIMCO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included portfolios/funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included portfolios/funds and/or advisory accounts, except that (a) within a group having a small cap-related investment objective or an international investment objective, shares are allocated on a rotational basis after taking into account the impact of the anticipated initial gain on the value of the included portfolio/fund or advisory account and (b) within a group having a mid cap-related investment objective, shares are allocated based on the portfolio manager’s review of various factors, including but not limited to such factors as the portfolio’s/fund’s or advisory account’s investment strategies and policies, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions. In all cases, WRIMCO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its portfolios/funds and other advisory accounts. Sharing in large transactions could affect the price a Portfolio pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

76

To effect the portfolio transactions of each Portfolio, the Investment Manager is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Portfolio to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. The Investment Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Portfolio. Subject to review by the Board, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others (research and brokerage services) considered by the Investment Manager to be useful or desirable for its investment management of the Portfolio and/or the other funds and accounts over which the Investment Manager has investment discretion.

Research and brokerage services are, in general, defined by reference to Section 28(e) of the 1934 Act, as including (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers, (2) furnishing analyses and reports, or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account.

The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by the Investment Manager that the commission is reasonable in relation to the research or brokerage services provided. No allocation of brokerage or principal business is made to provide any other benefits to the Investment Manager. The Investment Manager does not direct Portfolio brokerage to compensate brokers for the sale of Portfolio shares. The Trust has adopted a policy that prohibits the Investment Manager from using Portfolio brokerage commissions to compensate broker-dealers for promotion or sale of Portfolio shares.

The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of the Investment Manager and investment research received for the commissions of those other accounts may be useful both to a Portfolio and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist the Investment Manager in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by the Investment Manager.

Such investment research, which may be supplied by a third party at the request of a broker, includes information on particular companies and industries as well as market, economic or institutional activity areas. In general, such investment research serves to broaden the scope and supplement the research activities of the Investment Manager, serves to make available additional views for consideration and comparisons, and enables the Investment Manager to obtain market information on the price of securities held in a Portfolio or being considered for purchase.

77

The Trust may also use its brokerage to pay for pricing or quotation services to value securities. The table below sets forth the brokerage commissions paid during the fiscal years ended December 31, 2009, December 31, 2008 and December 31, 2007:

	Periods ended December 31,
	2009		2008	2007
Ivy Funds VIP Asset Strategy	$		$3,462,966	$2,028,934
Ivy Funds VIP Balanced			174,557	176,221
Ivy Funds VIP Bond			—	—
Ivy Funds VIP Core Equity			1,300,641	1,439,481
Ivy Funds VIP Dividend Opportunities			103,545	47,842
Ivy Funds VIP Energy			15,723	9,376
Ivy Funds VIP Global Natural			764,440	413,402
Ivy Funds VIP Growth			819,991	1,009,964
Ivy Funds VIP High Income			750	9,082
Ivy Funds VIP International Growth			818,989	995,554
Ivy Funds VIP International Core Equity			295,415	382,395
Ivy Funds VIP Micro Cap Growth			166,614	223,074
Ivy Funds VIP Mid Cap Growth			67,512	51,985
Ivy Funds VIP Money Market			—	—
Ivy Funds VIP Real Estate Securities			71,075	59,925
Ivy Funds VIP Science and Technology			537,162	847,800
Ivy Funds VIP Small Cap Growth			1,095,222	1,543,942
Ivy Funds VIP Small Cap Value			690,443	707,975
Ivy Funds VIP Value			393,255	455,933
Ivy Funds VIP Pathfinder Aggressive		—	—	—
Ivy Funds VIP Pathfinder Moderately Aggressive		—	—	—
Ivy Funds VIP Pathfinder Moderate		—	—	—
Ivy Funds VIP Pathfinder Moderately Conservative		—	—	—
Ivy Funds VIP Pathfinder Conservative		—	—	—

Total	$		$10,779,555	$10,403,715

The next table shows the transactions, other than principal transactions, which were directed to broker-dealers who provided research services as well as execution and the brokerage commissions paid for the fiscal year ended December 31, 2009. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

78

	Amount of Transactions		Brokerage Commissions
Ivy Funds VIP Asset Strategy	$		$
Ivy Funds VIP Balanced
Ivy Funds VIP Bond
Ivy Funds VIP Core Equity
Ivy Funds VIP Dividend Opportunities
Ivy Funds VIP Energy
Ivy Funds VIP Global Natural Resources
Ivy Funds VIP Growth
Ivy Funds VIP High Income
Ivy Funds VIP International Growth
Ivy Funds VIP International Core Equity
Ivy Funds VIP Micro Cap Growth
Ivy Funds VIP Mid Cap Growth
Ivy Funds VIP Money Market
Ivy Funds VIP Real Estate Securities
Ivy Funds VIP Science and Technology
Ivy Funds VIP Small Cap Growth
Ivy Funds VIP Small Cap Value
Ivy Funds VIP Value
Ivy Funds VIP Pathfinder Aggressive		—		—
Ivy Funds VIP Pathfinder Moderately Aggressive		—		—
Ivy Funds VIP Pathfinder Moderate		—		—
Ivy Funds VIP Pathfinder Moderately Conservative		—		—
Ivy Funds VIP Pathfinder Conservative		—		—

Total	$		$

As of December 31, 2008, each of the Portfolios held securities issued by their respective regular broker-dealers, as follows (all amounts in thousands):

Ivy Funds VIP Asset Strategy owned Bank of America Corporation, Citigroup Inc., Credit Suisse, Credit Suisse Group, Goldman Sachs Group, Inc. (The), J.P. Morgan Chase & Co., Merrill Lynch & Co., Inc. and Morgan Stanley securities in the aggregate amounts of $154, $2,585, $866, $ 4,988, $9,519, $1,280, $11,250 and $1,918, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Portfolio. Citigroup Inc. is the parent of Citigroup Global Markets Inc., a regular broker of the Portfolio. Credit Suisse Group is the parent of Credit Suisse, a regular broker of the Portfolio. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. J.P. Morgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio. Merrill Lynch & Co., Inc. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Portfolio. Morgan Stanley is the parent of Morgan Stanley & Co. Incorporated, a regular broker of the Portfolio.

Ivy Funds VIP Balanced owned Goldman Sachs Group, Inc. (The) and J.P. Morgan Chase & Co. securities in the aggregate amounts of $2,000 and $5,940, respectively. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. J.P. Morgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

Ivy Funds VIP Bond owned Goldman Sachs Group, Inc. (The), J.P. Morgan Chase & Co., Merrill Lynch & Co., Inc. and Morgan Stanley securities in the aggregate amounts of $4,173, $3,167, $2,966 and $4,168, respectively. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. J.P. Morgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio. Merrill Lynch & Co., Inc. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Portfolio. Morgan Stanley is the parent of Morgan Stanley & Co. Incorporated, a regular broker of the Portfolio.

Ivy Funds VIP Core Equity owned Bank of America Corporation and J.P. Morgan Chase & Co. securities in the aggregate amounts of $3,903 and $17,228, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Portfolio. . J.P. Morgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

79

Ivy Funds VIP Dividend Opportunities owned Bank of America Corporation and J.P. Morgan Chase & Co., in the aggregate amounts of $548 and $3,297, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Portfolio. J.P. Morgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

Ivy Funds VIP Growth owned Goldman Sachs Group, Inc. (The) and J.P. Morgan Chase & Co. in the aggregate amounts of $6,649 and $15,274, respectively. Goldman Sachs Group, Inc. (The) is the parent of Goldman, Sachs & Co., a regular broker of the Portfolio. J.P. Morgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

Ivy Funds VIP International Growth owned Credit Suisse Group security in the aggregate amount of $1,766. Credit Suisse Group is the parent of Credit Suisse, a regular broker of the Portfolio.

Ivy Funds VIP International Core Equity owned UBS AG securities in the aggregate amounts of $2,699. UBS AG is the parent of UBS Securities LLC, a regular broker of the Portfolio.

Ivy Funds VIP Money Market owned Citigroup Inc. and Merrill Lynch & Co., Inc. securities in the aggregate amounts of $1,000 and $8,489, respectively. Citigroup Inc. is the parent of Citigroup Global Markets Inc., a regular broker of the Portfolio. Merrill Lynch & Co., Inc. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund.

Ivy Funds VIP Value owned Bank of America Corporation and J.P. Morgan Chase & Co. securities in the aggregate amounts of $2,094 and $5,378, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Portfolio. J.P. Morgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Portfolio.

PROXY VOTING POLICY

The Trust has delegated all proxy voting responsibilities to WRIMCO. WRIMCO has established guidelines that reflect what it believes are desirable principles of corporate governance.

Listed below are several reoccurring issues and WRIMCO’s corresponding positions.

Board of Directors Issues:

WRIMCO generally supports proposals requiring that a majority of the board of directors consist of outside, or independent, directors.

WRIMCO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

WRIMCO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. WRIMCO will support such protection so long as it does not exceed reasonable standards.

WRIMCO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

Corporate Governance Issues:

WRIMCO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

WRIMCO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

WRIMCO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

WRIMCO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

WRIMCO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes referred to as “Purchase Rights Plan”). It believes that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the board of directors virtual veto power over acquisition offers which may well offer material benefits to shareholders.

80

Executive/Employee Issues:

WRIMCO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the ESOP is reasonably limited.

Political Activity:

WRIMCO will generally vote against proposals relating to corporate political activity or contributions, or requiring the publication of reports on political activity or contributions made by political action committees (PACs) sponsored or supported by the corporation. PAC contributions are generally made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal and most state laws require full disclosure of political contributions made by PACs. This is public information and available to all interested parties. Requiring reports in newspaper publications results in added expense without commensurate benefit to shareholders.

Conflicts of Interest Between WRIMCO and the Trust:

WRIMCO will use the following three-step process to address conflicts of interest: (1) WRIMCO will attempt to identify any potential conflicts of interest; (2) WRIMCO will then determine if the conflict as identified is material; and (3) WRIMCO will follow the established procedures, as described generally below, to ensure that its proxy voting decisions are based on the best interests of the Portfolio and are not the product of a material conflict.

(1). Identifying Conflicts of Interest: WRIMCO will evaluate the nature of its relationships to assess which, if any, might place its interests, as well as those of its affiliates, in conflict with those of the Portfolio’s shareholders on a proxy voting matter. WRIMCO will review any potential conflicts that involve the following four general categories to determine if there is a conflict and if so, if the conflict is material:

•

Business Relationships – WRIMCO will review any situation for a material conflict where WRIMCO provides investment advisory services for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that WRIMCO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage WRIMCO to vote in favor of management.

•

Personal Relationships – WRIMCO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.

•

Familial Relationships – WRIMCO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (for example, a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

WRIMCO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

(2). “Material Conflicts”: WRIMCO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, WRIMCO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

(3). Procedures to Address Material Conflicts: WRIMCO will use the following techniques to vote proxies that have been determined to present a “Material Conflict.”

•

Use a Proxy Voting Service for Specific Proposals – As a primary means of voting material conflicts, WRIMCO will vote in accordance with the recommendation of an independent proxy voting service (Institutional Shareholder Services (ISS) or another independent third party if a recommendation from ISS is unavailable).

•

Client directed – If the Material Conflict arises from WRIMCO’s management of a third party account and the client provides voting instructions on a particular vote, WRIMCO will vote according to the directions provided by the client.

•

Use a Predetermined Voting Policy – If no directives are provided by either ISS or the client, WRIMCO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter. If the issue involves a material conflict and WRIMCO chooses to use a predetermined voting policy, WRIMCO will not be permitted to vary from the established voting policies established herein.

81

•

Seek Board Guidance – If the Material Conflict does not fall within one of the situations referenced above, WRIMCO may seek guidance from the Board on matters involving a conflict. Under this method, WRIMCO will disclose the nature of the conflict to the Board and obtain the Board’s consent or direction to vote the proxies. WRIMCO may use the Board guidance to vote proxies for its non-mutual fund clients.

Echo Voting:

Each Pathfinder Portfolio is a fund of funds that invests primarily in a combination of the other Portfolios (Underlying Funds). The Board has adopted proxy voting policies to govern the voting of proxies received by each Pathfinder Portfolio with respect to its investments in Underlying Funds. If an Underlying Fund has a shareholder meeting, a Pathfinder Portfolio, if possible, will vote its interests in the Underlying Fund in the same proportion as the votes cast by all of the other shareholders of the Underlying Fund. This is known as “echo voting” and is designed to avoid potential conflicts of interest.

The proxy voting policies of the investment subadvisors are set forth in Appendix B to this SAI.

PROXY VOTING RECORD

The Trust is required to file with the SEC the complete proxy voting record of each Portfolio for the 12-month period ending June 30, by no later than August 31 of each year. Information regarding how the proxies for each Portfolio were voted during the most recent 12-month period ended June 30, 2009, is available on Waddell & Reed’s website, www.waddell.com, and on the SEC’s website at http://www.sec.gov.

TRUST SHARES

Shares of the Trust are is currently divided into the following classes which are a type of class designated a series as that term is defined in the Trust Instrument: Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Bond, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income , Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, , Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Money Market, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value, Ivy Funds VIP Pathfinder Aggressive, Ivy Funds VIP Pathfinder Moderately Aggressive, Ivy Funds VIP Pathfinder Moderate, Ivy Funds VIP Pathfinder Moderately Conservative, and Ivy Funds VIP Pathfinder Conservative. The Board may change the designation of any Portfolio and may increase or decrease the numbers of shares of any Portfolio but may not decrease the number of shares of any Portfolio below the number of shares then outstanding.

The shares of a Portfolio represent an interest in the Portfolio’s securities and other assets and in its profits and losses. Each fractional share of a Portfolio has the same rights, in proportion, as a full share of that Portfolio. Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and other distributions declared by the Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio when issued are fully paid and nonassessable.

The Trust does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by the Trust of a request in writing signed by shareholders owning not less than 25% of the aggregate number of votes to which shareholders are entitled at such meeting, as provided in the Trust Instrument and By-laws of the Trust. There will normally be no meeting of the shareholders for the purpose of electing Trustees until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. To the extent that Section 16(c) of the 1940 Act applies to a Portfolio, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders owning at least 10% of the aggregate number of votes to which shareholders of the Portfolio are entitled, as provided in the Trust Instrument and By-laws of the Trust.

Each shareholder of the Trust is entitled to one vote for each dollar of NAV of a Portfolio owned by the shareholder.

Matters in which the interests of all the Portfolios are substantially identical (such as the election of Trustees) will be voted on by all shareholders without regard to the separate Portfolios. Matters that affect a particular Portfolio (such as approval of its Investment Management Agreement or a change in its fundamental investment restrictions) will be voted on separately by the Portfolio.

82

To the extent required by law, Policyowners are entitled to give voting instructions with respect to Portfolio shares held in the separate accounts of Participating Insurance Companies. Participating Insurance Companies will vote with respect to the shares in accordance with such instructions unless otherwise legally required or permitted to act with respect to such instructions.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Orders for shares of the Portfolios are executed at the time they are received by Waddell & Reed and at the NAV determined as of the close of trading on the previous business day, provided that the applicable Participating Insurance Company represents it has received such orders prior to the close of the NYSE on the previous business day. The applicable Participating Insurance Company may aggregate separately all purchase and/or redemption orders for shares of the Portfolios that it received prior to the close of trading on the NYSE (4:00 p.m. Eastern time, unless the NYSE closes earlier in which case such earlier time shall apply). The applicable Participating Insurance Company will not aggregate pre-4:00 p.m. Eastern time trades with post-4:00 p.m. Eastern time trades. The Portfolios may refuse to sell shares to any person or may suspend or terminate the offering of its shares if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the directors of the Portfolios, necessary in the best interest of the shareholders of the Portfolios. No sales charge is paid by any Participating Insurance Company for purchase of shares. Except where required or otherwise permitted by applicable law, redemption payment is generally made within seven days after receipt of a proper request to redeem. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist: (1) the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted; (2) the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable; (3) the SEC has permitted suspension of the right of redemption of shares for the protection of the shareholders of the Trust; or (4) applicable laws and regulations otherwise permit the Trust to suspend payment on the redemption of shares. Redemptions are ordinarily made in cash but under extraordinary conditions the Trust’s Board may determine that the making of cash payments is undesirable. In such case, redemption payments may be made in Portfolio securities. The redeeming shareholders would incur brokerage costs in selling such securities. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from a Portfolio, orderly portfolio management could be disrupted to the potential detriment of Policyowners.

Except as otherwise noted, and only through the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio, also known as a transfer or an exchange privilege.

Shareholder Communications

Policyowners will receive, from the Participating Insurance Companies, financial statements of the Portfolios as required under the 1940 Act. Each report shows the investments owned by the Portfolios and the market values thereof and provides other information about the Trust and its operations.

Net Asset Value

The NAV of one of the shares of a Portfolio is the value of the Portfolio’s assets, less liabilities, divided by the total number of shares outstanding. For example, if on a particular day a Portfolio owned securities worth $100 and held cash of $15, the total value of the assets would be $115. If it had a liability of $5, the NAV would be $110 ($115 minus $5). If it had 11 shares outstanding, the NAV of one share would be $10 ($110 divided by 11).

In the calculation of the NAV of a Pathfinder Portfolio, the shares of the Underlying Funds held by the Pathfinder Portfolio are valued at their respective NAVs per share.

The NAV and offering price per share are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE, 4:00 p.m. Eastern time, or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by a Portfolio is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV per share of a Portfolio (other than Ivy Funds VIP Money Market) will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day. Ivy Funds VIP Money Market is designed so that the value of each share of the Portfolio (the NAV per share) will remain fixed at $1.00 per share, except under extraordinary circumstances.

83

Valuation – Ivy Funds VIP Money Market and Money Market Instruments

Under Rule 2a-7, Ivy Funds VIP Money Market uses the amortized cost method for valuing its portfolio securities provided it meets certain conditions. As a general matter, the primary conditions imposed under Rule 2a-7 relating to the Portfolio’s investments are that the Portfolio must: (1) not maintain a dollar-weighted average portfolio maturity in excess of 90 days; (2) limit its investments, including repurchase agreements, to those instruments which are U.S. dollar denominated and which WRIMCO, pursuant to guidelines established by the Board, determines present minimal credit risks and which are rated in one of the two highest rating categories by the NRSRO(s), as defined in Rule 2a-7; or, in the case of any instrument that is not rated, of comparable quality as determined under procedures established by and under the general supervision and responsibility of the Board; (3) limit its investments in the securities of any one issuer (except U.S. government securities) to no more than 5% of its assets; (4) limit its investments in securities rated in the second highest rating category by the NRSRO(s) or comparable unrated securities to no more than 5% of its assets; (5) limit its investments in the securities of any one issuer which are rated in the second highest rating category by the NRSRO(s) or comparable unrated securities to the greater of 1% of its assets or $1,000,000; and (6) limit its investments to securities with a remaining maturity of not more than 397 days. Rule 2a-7 sets forth the method by which the maturity of a security is determined. The amortized cost method involves valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

While the amortized cost method provides some degree of certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Portfolio’s shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio’s shares would be able to obtain a somewhat higher yield than would result from investment in such a fund, and existing investors in the Portfolio’s shares would receive less investment income. The converse would apply in a period of rising interest rates.

Under Rule 2a-7, the Board must establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures must include review of the portfolio holdings by the Board at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Portfolio’s NAV calculated by using available market quotations (see below) deviates from the per share value based on amortized cost.

For the purpose of determining whether there is any deviation between the value of the Portfolio based on amortized cost and that determined on the basis of available market quotations, if there are readily available market quotations, investments are valued at the mean between the bid and asked prices. If such market quotations are not available, the investments will be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board, including being valued at prices based on market quotations for investments of similar type, yield and duration.

Under Rule 2a-7, if the extent of any deviation between the NAV per share based upon available market quotations and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a NAV per share using available market quotations.

84

Valuation – Other Portfolios

The securities in the portfolio of each Portfolios (other than Ivy Funds VIP Money Market and other money market instruments) that are listed or traded on a stock exchange are ordinarily valued at the last sale on that day prior to the close of the regular session of the NYSE as reported by the principal securities exchange on which the security is traded or, if no sale is recorded, the average of the last bid and ask prices. (If a security is traded on one or more exchange(s) and in the OTC market, quotations from the market in which the security is primarily traded will be used.) Stocks that are traded OTC are valued using the National Association of Securities Dealers Automated Quotations (NASDAQ) Official Closing Price (NOCP), as determined by NASDAQ or, lacking an NOCP, at the last current reported sales prices as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.

Bonds (including foreign bonds), convertible bonds, municipal bonds, government securities and mortgage-backed securities and swap agreements are ordinarily valued at the price provided by an independent pricing service. Short-term debt securities are valued at amortized cost, which approximates market value. Securities or other assets that are not valued by the foregoing methods (or those described below) and for which market quotations are not readily available, and certain foreign securities, foreign derivatives traded on foreign exchanges and foreign OTC options, are valued at their fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Board.

Options and futures contracts held by a Portfolio are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. If there are no transactions that day for a specific option contract, such option contract ordinarily will be valued at the price provided by an independent pricing service or, if not available from such pricing service, at the mean between last bid and asked prices. OTC options are valued at the price provided by an independent pricing service, if available. Ordinarily, the close of the regular session for options trading on national securities exchanges is 4:10 p.m. Eastern time and the close for the regular session for commodities exchanges is 4:15 p.m. Eastern time.

When a Portfolio writes a put or call, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market (that is, treated as sold for its fair market value) to reflect the current market value of the put or call. If a call a Portfolio wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium the Portfolio received. If a Portfolio exercised a call it purchased, the amount paid to purchase the related investment is increased by the amount of the premium paid. If a put written by a Portfolio is exercised, the amount that the Portfolio pays to purchase the related investment is decreased by the amount of the premium it received. If a Portfolio exercises a put it purchased, the amount the Portfolio receives from the sale of the related investment is reduced by the amount of the premium it paid. If a put or call written by a Portfolio expires, it has a gain in the amount of the premium; if a Portfolio enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

Futures contracts ordinarily are valued at the settlement price as set by the securities or commodities exchange on which they are traded; however, certain foreign futures contracts and other derivatives held by a Portfolio may be valued based on the indication of fair value provided by the Portfolio’s third-party pricing service, in accordance with guidelines adopted by the Board.

Precious metals are valued at the last traded spot price for the appropriate metal immediately prior to the close of the regular session of the NYSE.

Foreign currency exchange rates are ordinarily provided by an independent pricing service. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time the applicable foreign market closes and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of a Portfolio’s NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board. The foreign currency exchange transactions of a Portfolio conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market circumstances differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Board. A Portfolio may also use these procedures to value certain types of illiquid securities. Fair value pricing generally will be used by a Portfolio if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio’s NAV is calculated.

85

A Portfolio may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. A Portfolio that invests a portion of its assets in foreign securities may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Board. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation.

The Portfolios have retained a third-party pricing service (the Service) to assist in valuing foreign securities and certain foreign derivatives (collectively, foreign securities) held in the Portfolios’ portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WISC, in accordance with guideless adopted by the Board, believes, at the approved degree of certainty, that the price is not reflective of current market price, WISC may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WISC regularly monitors and reports to the Board, the Service’s pricing of the Portfolios’ foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event – thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation is that a Portfolio’s NAV will be subject, in part, to the judgment of the Board or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see “Market Timing Policy.”

Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Board. They are accounted for in the same manner as exchange-listed puts.

Precious metals are valued at the last traded spot price immediately prior to the close of the regular session of the NYSE.

TAXATION OF THE PORTFOLIOS

General

Shares of the Portfolios are offered only to Participating Insurance Companies’ separate accounts that fund Policies. See the applicable Disclosure Policy prospectus for a discussion of the special taxation of insurance companies with respect to such accounts and of the Policyowners.

Each Portfolio is treated as a separate corporation for Federal tax purposes. Each Portfolio has qualified since its inception, for treatment as a RIC under the Code, and each intends to continue to qualify therefore so that it will be relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and, for each Portfolio other than Ivy Funds VIP Money Market and the Pathfinder Portfolios, net gains and losses from foreign currency transactions, all determined without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. To qualify or to continue to qualify for treatment as a RIC, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (Distribution Requirement) and must meet several additional requirements. For each Portfolio, these requirements include the following:

(1) the Portfolio must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies and (b) net income from an interest in a QPTP (Income Requirement); and

86

(2) at the close of each quarter of the Portfolio’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) (50% Diversification Requirement) and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Portfolio controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, RIC Diversification Requirements).

The gains that a Portfolio derives from investments in options or futures contracts on gold that are made for the purpose of hedging the Portfolio’s investment in securities of companies in the businesses of mining, processing, producing, exploring for, refining, or selling gold generally constitute qualifying income for purposes of the Income Requirement. However, direct investments by a Portfolio in precious metals or in options or futures contracts on gold made for non-hedging purposes would have adverse tax consequences for the Portfolio and its shareholders if it either (1) derived more than 10% of its gross income in any taxable year from the disposition of such metals, options, and futures contracts and from other income that does not qualify under the Income Requirement or (2) held such metals, options, and futures contracts in such quantities that it failed to satisfy the 50% Diversification Requirement. Each Portfolio intends to continue to manage its holdings so as to avoid failing to satisfy those requirements for these reasons.

Each Portfolio intends to continue to comply for its current and future taxable years, with the diversification requirements imposed on the Participating Insurance Companies’ separate accounts by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the RIC Diversification Requirements and the diversification requirements imposed on the Portfolios by the 1940 Act, place certain limitations on the assets of each separate account — and, because section 817(h) and those regulations treat the assets of each Portfolio as assets of the related separate account, of each Portfolio — that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the safe harbor described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the value of a Portfolio’s total assets may be represented by any one investment, no more than 70% thereof by any two investments, no more than 80% thereof by any three investments, and no more than 90% thereof by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all are considered the same issuer. Furthermore, each Participating Insurance Company separate account, instead of treating its investment in a Pathfinder Portfolio as a single investment, will treat a proportionate part of the assets of each Pathfinder Portfolio in which it invests, which it will treat as consisting of a proportionate part of the assets of each Underlying Fund in which that Pathfinder Portfolio invests (so long as the Underlying Fund satisfies the section 817(h) diversification requirements), as its own assets for purposes of determining whether that account satisfies those requirements. In addition, Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the RIC Diversification Requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other RICs. Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the Participating Insurance Companies and treatment of the Policyowners other than as described in the prospectuses for the Policies.

If any Portfolio failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders), and (2) more importantly, each Participating Insurance Company separate account invested therein would fail to satisfy the diversification requirements of Code section 817(h), with the result that the Policies supported by that account would no longer be eligible for tax deferral. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Pathfinder Portfolios. Each Pathfinder Portfolio invests almost exclusively in shares of the Underlying Funds and may also invest in U.S. government securities, commercial paper, and other short-term corporate obligations and money market instruments. Accordingly, a Pathfinder Portfolio’s income will consist of dividends and other distributions it receives from the Underlying Funds in which it invests, net gains it realizes from the disposition of those Underlying Funds’ shares and other securities, and interest it earns. If an Underlying Fund qualifies for tax treatment as a RIC as described above (and each Underlying Fund has done so for each of its past taxable years and intends to continue to do so for its current and future taxable years): (1) dividends paid to a Pathfinder Portfolio from the Underlying Fund’s investment company taxable income will be taxable to the Pathfinder Portfolio as ordinary income to the extent of the Underlying Fund’s earnings and profits and (2) distributions paid to a Pathfinder Portfolio from the Underlying Fund’s net capital gain will be taxable to the Pathfinder Portfolio as long-term capital gain, regardless of how long the Pathfinder Portfolio has held the Underlying Fund’s shares. If a Pathfinder Portfolio qualifies for treatment as a RIC, these tax consequences will have little impact, because, as noted in the Prospectus, each Pathfinder Portfolio intends to distribute substantially all its net investment income and net capital gains each year and thus will pay no Federal income tax on the dividends, other distributions, and gains it receives and realizes.

87

Taxation of Particular Investments

Because each Pathfinder Portfolio invests substantially all of its assets in shares of the Underlying Funds, the following discussion refers to the Underlying Funds and other Portfolios but also applies to any direct investments that a Pathfinder Portfolio makes.

Income from Foreign Securities

Dividends and interest a Portfolio receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Each Portfolio (other than Ivy Funds VIP Money Market) may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Portfolio will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively, PFIC income), plus interest thereon, even if the Portfolio distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Portfolio invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Portfolio probably would have to distribute to satisfy the Distribution Requirement — even if those earnings and gain were not distributed to the Portfolio by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Portfolio may elect to mark to market its stock in any PFIC. Marking-to-market, in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of a PFIC’s stock over a Portfolio’s adjusted basis therein as of the end of that year. Pursuant to the election, a Portfolio also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Portfolio included in income for prior taxable years under the election. A Portfolio’s adjusted basis in each PFIC’s stock with respect to which it makes the election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (for example, swaps, caps, floors and collars) involving payments denominated in foreign currencies, (3) on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition and (4) that are attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Portfolio’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Income from Financial Instruments and Foreign Currencies

The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts a Portfolio derives with respect to its business of investing in securities or foreign currencies (see the discussion above regarding options and futures contracts on gold), will qualify as permissible income under the Income Requirement.

88

Any income a Portfolio earns from writing options is treated as short-term capital gain. If the Portfolio enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by the Portfolio lapses without being exercised, the premium it receives also will be a short-term capital gain. If such an option is exercised and the Portfolio thus sells the securities subject to the option, the premium the Portfolio receives will be added to the exercise price to determine the gain or loss on the sale.

Certain futures contracts, foreign currency contracts and non-equity options (that is, certain listed options, such as those on a broad-based securities index) in which the Portfolios may invest will be “Section 1256” contracts. Section 1256 contracts a Portfolio holds at the end of its taxable year, other than contracts subject to a mixed straddle election the Portfolio may make, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of Section 1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts are also marked-to-market at the end of October for purposes of satisfying the Distribution Requirement. A Portfolio may need to distribute any mark-to-market gains as of the end of October or its taxable year to its shareholders to satisfy the Distribution Requirement even though it may not have closed the transactions and received cash to pay the distributions.

Code section 1092 (dealing with straddles) may also affect the taxation of options and futures contracts and forward currency contracts in which a Portfolio may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts and forward currency contracts are positions in personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to any transaction where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to a Portfolio are not entirely clear.

Income from Zero Coupon Securities

Certain Portfolios may acquire zero coupon or other securities issued with OID. As a holder of those securities, a Portfolio must include in its gross income the portion of the OID that accrues on them during the taxable year, even if the Portfolio receives no corresponding payment on the securities during the year. Because a Portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID, to satisfy the Distribution Requirement it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Portfolio’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

Income from REITs

Certain Portfolios may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (REMICs) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (TMPs) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Internal Revenue Service (Service) issued a notice in 2006 (Notice) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

89

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (that is, governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest Federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. A Portfolio will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

Quarterly Portfolio Holdings

A complete schedule of each Portfolio’s portfolio holdings for the first and third quarters of each fiscal year is filed with the SEC on the Trust’s Form N-Q. This form may be obtained in the following ways:

•	On the SEC’s website at http://www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

•	Without charge, at http://www.waddell.com.

90

APPENDIX A

The following are descriptions of some of the ratings of securities which WRIMCO may use. WRIMCO may also use ratings provided by other nationally recognized statistical rating organizations in determining the eligibility of securities for the Portfolios.

DESCRIPTION OF BOND RATINGS

Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2. Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

A brief description of the applicable S&P rating symbols and their meanings follow:

AAA — Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA — Debt rated AA also qualifies as high-quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

A — Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C — Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB — Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B — Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

91

CCC — Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC — The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C — The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI — The rating CI is reserved for income bonds on which no interest is being paid.

D — Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) — To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR — Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as Investment Grade ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody’s Investors Service, Inc. A brief description of the applicable Moody’s rating symbols and their meanings follows:

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

92

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF PREFERRED STOCK RATINGS

Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. An S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1. Likelihood of payment — capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2. Nature of, and provisions of, the issue;

3. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA — This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA — A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A — An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB — An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the ‘A’ category.

BB, B, CCC — Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC — The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C — A preferred stock rated C is a non-paying issue.

93

D — A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-) — To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Moody’s Investors Service, Inc. Note: Moody’s applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Preferred stock rating symbols and their definitions are as follows:

aaa — An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa — An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a — An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa — An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba — An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b — An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa — An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca — An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c — This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF SHORT-TERM CREDIT RATINGS

S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

94

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

DESCRIPTION OF NOTE RATINGS

Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

— Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

— Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note.)

The note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Moody’s Investors Service, Inc. Moody’s Short-Term Loan Ratings – Moody’s ratings for state and municipal short-term obligations will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

MIG 1 — This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 — This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4 — This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

95

Fitch Ratings-National Short-term Credit Ratings

F1 — Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch Ratings’ national rating scale, this rating is assigned to the best credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the government. Where the credit risk is particularly strong, a + is added to the assigned rating.

F2 — Indicates a satisfactory capacity for timely payment of financial commitments relative other issuers in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3 — Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B — Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C — Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D — Indicates actual or imminent payment default.

Notes to Short-term national rating:

+ or - may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to Short-term national ratings other than F1.

Ratings Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

APPENDIX B

Proxy Voting Policies of Investment Subadvisors

ADVANTUS CAPITAL MANAGEMENT, INC.

Summary of Proxy Voting Policies and Procedures

Advantus Capital has adopted policies and procedures relating to the voting of proxies (the “Proxy Voting Policies”) in connection with voting securities held in client accounts, including accounts subadvised by Advantus Capital that are designed to ensure that proxies are voted in the best interests of clients in accordance with Advantus Capital’s fiduciary duties and legal and regulatory requirements. The Proxy Voting Policies do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; Advantus Capital takes no responsibility for the voting of any proxies on behalf of any such client.

A copy of the complete Proxy Voting Policies is available to all clients of Advantus Capital upon request, subject to the provision that such Proxy Voting Policies are subject to change at any time without notice.

The role of shareholders in corporate governance is typically limited. A majority of decisions regarding operations of the business of a corporation should be left to management’s discretion. It is Advantus Capitals policy that the shareholder should become involved with these matters only when management has failed and the corporation’s performance has suffered or to protect the rights of shareholders to take action.

The guiding principle by which Advantus Capital votes on all matters submitted to security holders is the maximization of the ultimate economic value of the securities held by its clients. This involves not only the immediate impact of each proposal but other considerations with respect to the security of the shareholders’ investments over the long term.

96

It is the general policy of Advantus Capital to vote on all matters presented to security holders in any proxy, but Advantus Capital reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of Advantus Capital, the costs associated with voting such proxy outweigh the benefits to clients or if circumstances make such an abstention or withholding otherwise advisable and in the best interest of clients, in the judgment of Advantus Capital.

Advantus Capital has an Investment Policy Committee, which is responsible for overseeing the Proxy Voting Policies, modifying the Proxy Voting Policies from time to time, and monitoring voting decisions to avoid and resolve any conflicts of interest. The Investment Policy Committee is charged with ensuring that all conflicts of interest are resolved in the best interest of the clients.

The actual mechanical methods employed for voting proxies is dependent upon the type of client. For those clients who have hired Advantus Capital as an adviser, and not as a sub-adviser, and who have also selected Wells Fargo Bank as their custodian, Advantus Capital has delegated to Wells Fargo Bank the authority to vote proxies on behalf of the client. Proxies are directly sent to Wells Fargo Bank. Wells Fargo Bank votes the proxies according to the Wells Fargo Proxy Guidelines. Wells Fargo Bank employs Institutional Shareholder Services (ISS) as its proxy voting agent, responsible for analyzing proxies and recommending a voting position consistent with the Wells Fargo Bank Proxy Guidelines.

For all other clients, including those clients whose accounts are managed by Advantus Capital as a subadvisor, Advantus Capital will vote Proxies according to the Advantus Proxy Guidelines. Advantus Capital will endeavor to cast votes for these client portfolios in a manner consistent with the votes cast by Wells Fargo Bank on behalf of those Advantus Capital clients who rely on Wells Fargo Bank to vote their proxies. Advantus Capital will receive the proxy voting information from the client’s custodian, then vote the proxy and return it to the company as directed on the proxy form and finally return a copy of each such proxy vote to the client for their record keeping purposes.

The Proxy Voting Policies include proxy voting guidelines that describe generally how proxies will be voted with respect to the issues listed therein. However, these guidelines are just that—guidelines; they are not strict rules that must be obeyed in all cases. Advantus Capital’s Proxy Voting Policies allow it to vote shares contrary to the typical vote indicated by the guidelines if such a vote is in a client’s best interests

Advantus Capital maintains records of all proxy voting decisions and votes cast to the extent required by applicable law and regulations.

Listed below are examples of several recurring issues and Advantus Capital’s corresponding positions as described in the guidelines.

•

Advantus Capital generally supports proposals requiring that at least two thirds of the board be independent directors. An independent board faces fewer conflicts and is best prepared to protect stockholders’ interests.

•	Advantus Capital generally supports indemnification of directors and officers when the actions taken were on behalf of the company and no criminal violations occurred.

•

Advantus Capital generally does not support indemnity proposals that are overly broad. For example, Advantus Capital will oppose proposals to indemnify directors for acts going beyond mere carelessness.

•	Advantus Capital generally supports proposals to ratify the appointment of independent auditors unless there is reason to believe that such ratification is not appropriate.

•	Advantus Capital will generally vote for all uncontested director nominees.

•	Advantus Capital will consider contested elections on a case by case basis considering the facts and circumstances of each particular case.

•	Advantus Capital will consider cumulative voting on a case by case basis based upon the existence of a counter balancing governance structure and company performance.

97

MACKENZIE FINANCIAL CORPORATION

IVY FUNDS VIP GLOBAL NATURAL RESOURCES

SUMMARY - PROXY VOTING POLICIES AND PROCEDURES

Mackenzie Financial Corporation (“Mackenzie”), as investment subadvisor to the Ivy Funds VIP Global Natural Resources (the “Portfolio”), has always been committed to the support of good corporate governance. As an investment fund subadvised by Mackenzie, the Portfolio follows the policies and procedures mandated by Mackenzie, a general description of which follows.

Mackenzie’s objective is to vote the securities of companies for which it has proxy-voting authority in a manner most consistent with the long-term economic interest of Portfolio investors.

VOTING PRACTICES

The portfolio manager takes reasonable steps to vote all proxies received. However, the portfolio manager cannot guarantee that he or she will vote in all circumstances. The portfolio manager may refrain from voting where administrative or other procedures result in the costs of voting outweighing the benefits. The portfolio manager may also refrain from voting if in his or her opinion abstaining or otherwise withholding his or her vote is in the best interests of Portfolio investors.

SUMMARY OF PROXY VOTING POLICIES

Below is a statement of principles that generally describe how Mackenzie may vote on some commonly raised issues. Mackenzie may elect to vote contrary to these guidelines provided the vote is in the best economic interest of the Portfolio.

•

Mackenzie generally votes in favour of: proposals that support a majority of Board members being independent of management; the appointment of outside directors to an issuer Board or Audit Committee; as well as requirements that the Chair of the Board be separate from the office of the Chief Executive Officer.

•

Proxies related to executive compensation are voted on a case-by-case basis. Generally, Mackenzie will vote in favour of stock options and other forms of compensation that: do not result in a potential dilution of more than 10% of the issued and outstanding securities; are granted under clearly defined and reasonable terms; are commensurate with the duties of plan participants; and are tied to the achievement of corporate objectives.

•

Mackenzie will generally not support: the repricing of options; plans that give the Board broad discretion in setting the terms of the grant of options; or plans that authorize allocation of 20% or more of the available options to any individual in any single year.

•

Mackenzie will generally vote in favour of shareholder rights plans designed to provide sufficient time to undertake a fair and complete shareholder value maximization process and that do not merely seek to entrench management or deter a public bidding process. In addition, Mackenzie will generally support plans that promote the interests and equal treatment of all shareholders, and that allow for periodic shareholder ratification.

•

Mackenzie will evaluate and vote on shareholder proposals on a case-by-case basis. All proposals on financial matters will be given consideration. Generally, proposals that place arbitrary or artificial constraints on the company will not be supported.

CONFLICTS OF INTEREST

Circumstances may occur where the Portfolio has a potential conflict of interest relative to its proxy voting activities. Where a portfolio manager has a conflict or potential conflict, he or she will notify Mackenzie’s Chief Investment Officer (“CIO”), and either the Senior Vice-President, General Counsel or his/her designee (“General Counsel”), or the Chief Compliance Officer (“CCO”). Should the CIO and either the General Counsel or the CCO conclude that a conflict exists, the CCO will document the nature of the conflict and inform Senior Corporate Changes Administrators (the “Administrators”) who is responsible for the administration of all proxy voting activities.

The Administrator shall maintain a proxy voting watch list (“Watch List”) that records the names of issuer companies that may be in a proxy voting conflict and will notify the CIO, and either the General Counsel or CCO of any meeting circulars and proxies received from an issuer on the Watch List. The CIO and either the General Counsel or CCO will discuss the voting matter(s) with the portfolio manager and ensure that the proxy voting decision is based on Mackenzie’s proxy voting policies and is in the best interests of the Portfolio. All voting decisions made under this section are documented and filed by the Administrator.

98

WALL STREET ASSOCIATES, LLC

(re: Ivy Funds VIP Micro Cap Growth)

Proxy Voting Policy

Wall Street Associates, LLC recognizes that it is a fiduciary that owes its clients the duty of care and loyalty with respect to all services it provides to clients, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies. The duty of loyalty requires an adviser to cast proxy votes in a manner consistent with the best interest of its clients, at no time subrogating client interests to its own.

1.	Wall Street Associates, LLC follows Proxy Voting Procedures. The proxy voting procedures below explain the role of Wall Street Associates’ Proxy Voting Committee, Proxy Voting Chairman, Proxy Coordinator, Proxy Voting Service, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis.

a.	Proxy Voting Committee and Chairman. Wall Street Associates, LLC’s Proxy Voting Committee, which is made up of members of the investment team and led by the Proxy Voting Chairman, oversees the proxy voting process. The Committee monitors corporate actions, and reviews and recommends guidelines governing proxy votes, including how votes are cast on specific proposals and which matters are to be considered on a case-by-case basis. The Chairman is responsible for the oversight and execution of Wall Street Associates LLC’s Proxy Voting Procedures.

b.	Proxy Coordinator. The Proxy Coordinator, appointed by the Proxy Voting Committee, assists in the coordination and voting of proxies. The Proxy Coordinator deals directly with the Proxy Voting Service and, on a case-by-case basis, will solicit voting recommendations and instructions from the Proxy Voting Committee should proxy questions be referred by the Proxy Voting Service. The Proxy Coordinator is responsible for ensuring that such questions and referrals are responded to in a timely fashion for transmitting appropriate voting instructions to the proxy voting service.

c.	Proxy Voting Service. Wall Street Associates, LLC has engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with custodians to ensure that all proxy material received by the custodians relating to portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all the proxies in accordance with Wall Street Associates, LLC’s Proxy Voting Guidelines. The proxy voting service will refer proxy questions to the Proxy Coordinator for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The proxy voting service also assists in disclosing to Clients how proxy votes were cast. Clients may request and obtain a record of proxy votes cast on their behalf. Proxy Voting reports, when requested, are generally delivered in conjunction with client quarterly reports.

d.	Proxy Votes are made on a Case-by-Case Basis. In voting shares on economic issues, Wall Street Associates, LLC shall make voting decisions on a case-by-case basis. Shares shall not be automatically voted either for or against management on a particular economic issue but shall be voted based on an analysis of the impact of the vote on the economic value of the shares and solely in the interest of the plan’s participants and beneficiaries. Wall Street Associates, LLC shall not subordinate the interest of plan participants and beneficiaries in their retirement income to unrelated objectives, even if it is believed such objective to be socially desirable.

e.	Conflicts of Interest. Wall Street Associates, LLC has developed procedures designed to ensure it carries out its duty of care in voting proxies in the Client’s best interest. To ensure proxy votes are not the product of a conflict of interest, votes will generally be made in accordance with Wall Street Associates LLC’s Proxy Voting Guidelines, and on recommendations of an independent third party (the Proxy Voting Service). Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, from business relationships with either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Voting Chairman and the Compliance Officer and otherwise remove himself or herself from the proxy voting process. In such cases, the Proxy Voting Chairman and Compliance Officer will review each item to determine if a conflict of interest exists and whether such conflict is “material.” In this context, “material” conflicts may be: (1) instances where an adviser has an interest in maintaining or developing business with a particular issuer whose management is soliciting proxies; (2) instances where the adviser has a business relationship with a proponent of a proxy proposal; (3) personal and business relationships with participants in a proxy contest, corporate directors or director candidates; and (4) instances where the adviser has a personal interest in the outcome of a proxy contest (e.g., relative serves as director). If a conflict is potentially material, the Proxy Voting Chairman and Compliance Officer will engage in an intensive internal and/or external (if necessary) fact gathering exercise. After assessing the circumstances surrounding an identified and potentially material conflict, the Proxy Voting Chairman and Compliance Officer may take one or more of the following actions: (1) follow the prescribed Proxy Voting Policy and Guidelines; (2) split the votes: (3) delegate the decision to a third party; (4) have the Client vote its own proxy, in cases where the Client has entered into an agreement to do so in the event of an actual material conflict. The Proxy Voting Chairman and Compliance Officer will also advise the Proxy Coordinator for each referral item the (1) describes the conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Wall Street Associates, LLC (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. Written confirmation will be made that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

99

2.	Wall Street Associates, LLC makes independent voting decisions. In voting shares on economic issues, voting decisions are made independently of directions given or threats of loss of business expressed or implied by an opponent or proponent of an economic issue, including the issuer of shares, plan sponsors, any other fiduciaries of the plan, or their respective agents. Wall Street Associates, LLC may allow such persons to express opinions with regard to economic issues but shall not reach a voting decision as a result of any improper pressure or directions.

Wall Street Associates, LLC shall monitor information on the economic effect of proposals which are frequently submitted to stockholder votes so as: to have the necessary background to evaluate in a timely fashion the economic merits of particular proposals, to vote consistently on recurring proposals, absent unique economic effects and to be able to record clearly the reasons for taking the action chosen. Although Wall Street Associates, LLC will ordinarily vote consistently on recurring proposals, the case-by-case analysis required by this policy may require a vote which is inconsistent with prior votes on similar proposals.

3.	Recordkeeping Requirements. Wall Street Associates, LLC relies on the EDGAR system to maintain proxy statements regarding client securities, and utilized an independent third party to record proxy votes cast and to provide copies of such documents promptly on request. Also, the following records shall be maintained for a minimum of five years, the first two years in the office of Wall Street Associates, LLC:

a.	Wall Street Associates LLC’s updated Proxy Voting Policy;

b.	Records of client requests for proxy voting information;

c.	Copies of written responses to oral or written client requests for proxy voting information; and

d.	Documents prepares by Wall Street Associates, LLC material to the voting decision.

4.	ERISA Considerations. Wall Street Associates, LLC shall not undertake on behalf of ERISA plans initiatives to place proposals before an issuer’s stockholders unless such initiatives are judged to be in the interest of the plan participants and beneficiaries, to be cost beneficial, and to be otherwise consistent with ERISA.

5.	Tender Offers. The policies set forth above shall be applied when Wall Street Associates, LLC is called upon to decide whether to tender issues in a tender offer, including an issuer tender offer.

100

REGISTRATION STATEMENT

PART C:    OTHER INFORMATION

23:    Exhibits:

(a)	Articles of Incorporation:

	(a)(1)	Trust Instrument for Ivy Funds Variable Insurance Portfolios dated January 15, 2009, filed with Post-Effective Amendment No. 47, and incorporated herein by reference.

(b)	Bylaws:

	(b)(1)	By-laws for Ivy Funds Variable Insurance Portfolios dated January 15, 2009, filed with Post-Effective Amendment No. 47, and incorporated herein by reference.

(c)	Instruments Defining the Rights of Security Holders:

Articles IV, V, VI, and IX of the Trust Instrument and Articles II and VII of the Bylaws each define the rights of shareholders.

(d)	Investment Advisory Contracts:

(d)(1)	Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed
Investment Management Company on behalf of each of the Funds in the Trust, dated April 10, 2009, filed with
Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(2)	Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each of the Subadvised Funds in the Trust, dated April 10, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(3)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc., effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(4)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Mackenzie Financial Corporation, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(5)	Investment Subadvisory Agreement between Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(6)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Templeton Investment Counsel, LLC, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(7)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Wall Street Associates, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(d)(8)	Amendment to Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc., effective May 20, 2009, filed with this Post-Effective Amendment No. 50.

(e)	Underwriting Contracts:

Distribution Contract between TMK/United Funds, Inc. and United Investors Life Insurance Company, dated April 4, 1997, filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkdist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Agreement Amending Distribution Contract, dated March 3, 1998, reflecting termination of the agreement as of December 31, 1998 filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkterm1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Agreement Amending Distribution Contract, effective December 31, 1998, to rescind the provision to terminate the agreement filed by EDGAR on March 1, 2001 as EX-99.B(e)amnddist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Letter Agreement, dated July 8, 1999, filed by EDGAR on March 1, 2001 as EX-99.B(e)amendpua to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Limited Selling Agreement, dated May 16, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(e)tgtuilicsel to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(e)tgtnwpart to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

Amendment 1, efffective November 5, 2003, to the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on April 29, 2008 as EX-99.B(e)nwpartamend1 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 2, dated December 11, 2007, to the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on April 29, 2008 as EX-99.B(e)nwpartamend2 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 3, effective February 14, 2008, to the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on April 29, 2008 as EX-99.B(e)nwpartamend3 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Fund Participation Agreement with Minnesota Life Insurance Company, dated September 19, 2003, filed by EDGAR September 19, 2003 as EX-99.B(e)tgtmlipart to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A*

Amendment 1, effective April 29, 2005, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated September 19, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl1partamend1 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 2, dated July 1, 2007, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated September 19, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl1partamend2 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 28, 2005 as EX-99.B(e)tgtmlipart2 to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A*

Amendment 1, dated June 4, 2004, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend1 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 2, effective April 29, 2005, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend2 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 3, dated July 1, 2007, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend3 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Amendment 4, dated March 1, 2008, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated
December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend4 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A*

Fund Participation Agreement with Northstar Life Insurance Company, dated April 30, 2004, filed by EDGAR on April 28, 2005 as EX-99.B(e)tgtnstrpart to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A*

(e)(1)	Participation Agreement with The Union Central Life Insurance Company, dated November 3, 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(e)(2)	Participation Agreement with The Ohio National Life Insurance Company, dated September 22, 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(e)(3)	Participation Agreement with National Security Life and Annuity Company, dated September 22, 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(e)(4)	Trademark License Agreement by and among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, dated April 15, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(e)(5)	Underwriting Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., dated April 15, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts: Not applicable

(g)	Custodian Agreements:

Custodian Agreement for W&R Target Funds, Inc. on behalf of each of its Portfolios, filed by EDGAR on September 5, 2003 as EX-99.B(g)tgtca to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A*

Appendix B to the Custodian Agreement, amended to include Global Natural Resources Portfolio and Mid Cap Growth Portfolio, filed by EDGAR on March 2, 2005 as EX-99.B(g)tgtcaexb to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A*

Appendix B to the Custodian Agreement, amended November 9, 2005 to include Energy Portfolio, filed by EDGAR on April 3, 2006 as EX-99.B(g)tgtcaexb2 to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A*

Appendix B to the Custodian Agreement, amended November 28, 2007 to include Pathfinder Aggressive Portfolio, Pathfinder Moderately Aggressive Portfolio, Pathfinder Moderate Portfolio, Pathfinder Moderately Conservative Portfolio and Pathfinder Conservative Portfolio, filed by EDGAR on December 28, 2007 as EX-99.B(g)tgtcaexb3 to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A*

The Custodian Agreements and revised Appendix A for each of the predecessor funds of which the series of the Registrant are the successor are substantially identical to the Custodian Agreement that is incorporated by reference.

(g)(1) Assignment of the Custodian Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, dated April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

Rule 17f-5 Delegation Agreement for W&R Target Funds, Inc. on behalf of each of its Portfolios, filed by EDGAR on March 2, 2005 as EX-99.B(g)mcgpcadel to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A*

The Rule 17f-5 Delegation Agreements for each for each of the predecessor funds of which the series of the Registrant are the successor are substantially identical to the Rule 17f-5 Delegation Agreement that is incorporated by Reference.

(g)(2) Assignment of Rule 17f-5 Delegation Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, dated April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(h)	Other Material Contracts:

	(h)(1)	Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, dated April 15, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(h)(2)	Accounting Services Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(i)	Opinion and Consent of Counsel filed with this Post-Effective Amendment No. 50.

(j)	Consent of Independent Registered Public Accounting Firm: Not Applicable

(k)	Omitted Financial Statements: Not applicable

(l)	Initial Capital Agreements:

Agreement between United Investors Life Insurance Company and Income Portfolio filed April 21, 1992 as Exhibit No. 13 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*

Agreement between United Investors Life Insurance Company and International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio filed February 15, 1995 as EX-99.B13-tmkuil to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

Agreement between United Investors Life Insurance Company and Asset Strategy Portfolio filed October 3, 1995 as EX-99.B13-tmkuilasp to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A*

Agreement between United Investors Life Insurance Company and Science and Technology Portfolio filed October 31, 1996 as EX-B.13-tmkuilst to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*

(m)	Rule 12b-1 Plans

	(m)(1)	Service Plan for Ivy Funds Variable Insurance Portfolios, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

(n)	Rule 18f-3 Plans: Not applicable

(p)	Codes of Ethics

Code of Ethics, as amended August 2007, filed by EDGAR on December 28, 2007 as EX-99.B(p)code to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A*

Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on November 19, 2003 as EX-99.B(p)code-so to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

	(p)(1)	Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(p)(2)	Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(p)(3)	Code of Ethics for Franklin Templeton Investments, dated May 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

	(p)(4)	Code of Ethics for Wall Street Associates, dated December 2008, filed with Post-Effective Amendment No. 49, and incorporated herein by reference.

24.	Persons Controlled by or under common control with Registrant

None

25.	Indemnification

Reference is made to Article IX of the Trust Instrument of Registrant filed by EDGAR on February 27, 2009, as Exhibit (a)(1) to Post-Effective Amendment No. 10; to Paragraph 12 of the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(e)tgtnwpart to Post-Effective Amendment No. 24; to Section 11 of the Fund Participation Agreement with Minnesota Life Insurance Company, dated September 19, 2003, filed by EDGAR September 19, 2003 as EX-99.B(e)tgtmlipart to Post-Effective Amendment No. 34; to Section 11 of the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 28, 2005 as EX-99.B(e)tgtmlipart2 to Post-Effective Amendment No. 39; to Section 14 of the Fund Participation Agreement with Ameritas Life Insurance Corp. and The Union Central Life Insurance Company, filed with this Post-Effective Amendment No. 48; to Section 14 of the Fund Participation Agreement with National Security Life and Annuity Company, filed with this Post-Effective Amendment No. 48; and to Section 14 of the Fund Participation Agreement with Ohio National Life Insurance Company and Ohio National Life Assurance Corporation, filed with this Post-Effective Amendment No. 48, each of which provide indemnification.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

26.	Business and Other Connections of Investment Manager

Waddell & Reed Investment Management Company (WRIMCO) is the investment manager of the Registrant. WRIMCO is not engaged in any business other than the provision of investment management services to those registered investment companies as described in Part A and Part B of this Post-Effective Amendment and to other investment advisory clients.

Each director and executive officer of WRIMCO or its predecessors, has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of WRIMCO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information of the Registrant. The address of such officers is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

As to each director and officer of WRIMCO, reference is made to the Prospectus and SAI of this Registrant.

27.	Principal Underwriter and Distributor

(a)	Waddell & Reed, Inc. is the Principal Underwriter and Distributor of the Registrant’s shares. It is the principal underwriter to the following investment companies:

Waddell & Reed Advisors Funds

Waddell & Reed InvestEd Portfolios

(b)	The information contained in the underwriter’s application on Form BD, as filed on January 5, 2010, SEC No. 8-27030 under the Securities Exchange Act of 1934, is herein incorporated by reference.

(c)	No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or any affiliated person of such affiliated person.

28.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of Ms. Kristen A. Richards and Mr. Joseph W. Kauten, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

29.	Management Services

There are no service contracts other than as discussed in Part A and B of this Post-Effective Amendment and as listed in response to Items 22(h) and 22(m) hereof.

30.	Undertakings

Not applicable

*	Incorporated herein by reference

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, That the undersigned, IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (hereinafter called the Trust), and certain directors and officers for the Trust, do hereby constitute and appoint HENRY J. HERRMANN, DANIEL C. SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:    February 23, 2010

/s/ Henry J. Herrmann
Henry J. Herrmann, President

/s/ David P. Gardner	Chairman and Trustee
David P. Gardner

/s/ Michael L. Avery	Trustee
Michael L. Avery

/s/ Jarold W. Boettcher	Trustee
Jarold W. Boettcher

/s/ James M. Concannon	Trustee
James M. Concannon

/s/ John A. Dillingham	Trustee
John A. Dillingham

/s/ Joseph Harroz, Jr.	Trustee
Joseph Harroz, Jr.

/s/ Robert L. Hechler	Trustee
Robert L. Hechler

/s/ Albert W. Herman	Trustee
Albert W. Herman

/s/ Henry J. Herrmann	Trustee
Henry J. Herrmann

/s/ Glendon E. Johnson	Trustee
Glendon E. Johnson

/s/ Frank J. Ross, Jr.	Trustee
Frank J. Ross, Jr.

/s/ Eleanor B. Schwartz	Trustee
Eleanor B. Schwartz

Attest:

/s/ Mara D. Herrington
Mara D. Herrington, Secretary

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(a) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 1st day of March, 2010.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

A Delaware Statutory Trust

(Registrant)

By /s/ Henry J. Herrmann

Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the 1st day of March, 2010.

Signatures	Title

/s/Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/Michael L. Avery*	Trustee
Michael L. Avery

/s/Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/James M. Concannon*	Trustee
James M. Concannon

/s/John A. Dillingham*	Trustee
John A. Dillingham

/s/David P. Gardner*	Trustee
David P. Gardner

/s/Joseph Harroz, Jr.*	Trustee
Joseph Harroz, Jr.

/s/ Robert L. Hechler*	Trustee
Robert L. Hechler

/s/Albert W. Herman*	Trustee
Albert W. Herman

/s/Glendon E. Johnson*	Trustee
Glendon E. Johnson

/s/Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz*	Trustee
Eleanor B. Schwartz

*By:	/s/Kristen A. Richards
Kristen A. Richards
Attorney-in-Fact

ATTEST:	/s/Mara D. Herrington
Mara D. Herrington
Secretary